UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813066.101

AFR-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (d) - 74.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.5%
DRS Technologies, Inc. term loan 6.1822% 1/25/13 (c)	$ 1,730	$ 1,747
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 6.85% 12/31/11 (c)	14,109	14,285
Standard Aero Holdings, Inc. term loan 6.89% 8/24/12 (c)	2,499	2,474
Transdigm, Inc. term loan:
6.58% 7/22/10 (c)	1,568	1,587
9.31% 11/10/11 (c)	2,000	1,970
		22,063
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche B, term loan 11.01% 3/16/08 (c)	8,290	8,591
Automotive - 2.6%
Accuride Corp. term loan 6.5515% 1/31/12 (c)	5,277	5,343
Advance Auto Parts, Inc. Tranche B, term loan 5.9806% 9/30/10 (c)	2,981	3,015
AM General LLC Tranche B1, term loan 9.0631% 11/1/11 (c)	1,800	1,854
Delphi Corp.:
revolver loan 11.5% 6/18/09 (c)	1,766	1,826
Tranche B, term loan:
7.375% 10/8/07 (c)	14,690	14,910
13% 6/14/11 (c)	16,998	17,996
Enersys Capital, Inc. term loan 6.3973% 3/17/11 (c)	985	995
Federal-Mogul Financing Trust term loan 6.5625% 12/9/06 (c)	8,700	8,733
Goodyear Tire & Rubber Co. Tranche 1, Credit-Linked Deposit 6.23% 4/30/10 (c)	19,820	19,969
Mark IV Industries, Inc. Tranche B, term loan 7.3031% 6/23/11 (c)	2,944	2,978
Rexnord Corp. term loan 6.4919% 12/31/11 (c)	2,775	2,820
Tenneco Auto, Inc.:
Tranche B, term loan 6.63% 12/12/10 (c)	3,042	3,087
Tranche B1, Credit-Linked Deposit 6.635% 12/12/10 (c)	1,336	1,356
Travelcenters of America, Inc. Tranche B, term loan 6.2791% 12/1/11 (c)	7,573	7,639
TRW Automotive Holdings Corp.:
Tranche B, term loan 6.25% 6/30/12 (c)	2,289	2,289
Tranche B2, term loan 6.125% 6/30/12 (c)	2,000	2,000
Tranche E, term loan 6% 10/31/10 (c)	14,850	14,850
		111,660
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 1.5%
Emmis Operating Co. Tranche B, term loan 6.3002% 11/10/11 (c)	$ 14,695	$ 14,768
Entravision Communication Corp. term loan 6.03% 3/29/13 (c)	5,985	6,022
Gray Television, Inc.:
Tranche B, term loan 6.03% 11/22/12 (c)	8,172	8,233
Tranche B2, term loan 6.11% 5/22/13 (c)	2,500	2,500
Montecito Broadcast Group LLC Tranche 1, term loan 6.57% 1/27/13 (c)	2,000	2,025
Nexstar Broadcasting, Inc. Tranche B, term loan 6.1496% 10/1/12 (c)	14,689	14,725
Paxson Communications Corp. term loan 7.7769% 1/15/12 (c)	6,000	6,000
Raycom TV Broadcasting, Inc.:
Tranche A, term loan 6.1875% 10/6/11 (c)	2,000	2,000
Tranche B, term loan 6.5625% 4/6/12 (c)	3,000	3,000
Spanish Broadcasting System, Inc. Tranche 1, term loan 6.53% 6/10/12 (c)	7,940	8,029
		67,302
Building Materials - 0.8%
Goodman Global Holdings, Inc. term loan 6.94% 12/23/11 (c)	4,826	4,893
Masonite International Corp. term loan 6.6286% 4/5/13 (c)	16,376	15,885
Nortek Holdings, Inc. term loan 6.9537% 8/27/11 (c)	11,850	11,954
		32,732
Cable TV - 10.2%
Adelphia Communications Corp. Tranche B, term loan 6.3041% 3/31/06 (c)	30,350	30,502
Century Cable Holdings LLC Tranche B, term loan 9.5% 6/30/09 (c)	5,000	4,863
Charter Communications Operating LLC:
Tranche A, term loan 7.67% 4/27/10 (c)	8,989	9,034
Tranche B, term loan 7.9199% 4/7/11 (c)	113,227	114,066
Cox Communications, Inc. term loan 5.345% 12/8/09 (c)	21,000	21,000
DIRECTV Holdings LLC Tranche B, term loan 6.0113% 4/13/13 (c)	24,347	24,590
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Insight Midwest Holdings LLC:
Tranche A, term loan 5.8125% 6/30/09 (c)	$ 21,809	$ 21,809
Tranche C, term loan 6.5625% 12/31/09 (c)	14,707	14,854
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B, term loan 6.4548% 2/1/14 (c)	3,940	3,989
Mediacom LLC Tranche B, term loan 6.6402% 3/31/13 (c)	13,860	14,033
NTL Investment Holdings Ltd. Tranche B, term loan 7.4416% 6/13/12 (c)	42,647	42,860
Olympus Cable Holdings LLC Tranche A, term loan 8.75% 6/30/10 (c)	10,200	9,945
PanAmSat Corp. Tranche B, term loan 6.4886% 8/20/11 (c)	52,466	53,056
Rainbow Media Holdings, Inc. Tranche B, term loan 7.1875% 3/31/12 (c)	6,952	7,005
San Juan Cable, Inc. Tranche 1, term loan 6.44% 10/31/12 (c)	6,000	6,045
Telewest Global Finance LLC:
Tranche B, term loan 6.4711% 12/20/12 (c)	11,216	11,216
Tranche C, term loan 7.2211% 12/20/13 (c)	8,577	8,577
UPC Broadband Holding BV Tranche H2, term loan 7.28% 9/30/12 (c)	33,000	33,371
UPC Distribution Holdings BV Tranche F, term loan 8.03% 12/31/11 (c)	11,008	11,159
		441,974
Capital Goods - 1.5%
AGCO Corp. term loan 6.2769% 7/3/09 (c)	9,312	9,382
Amsted Industries, Inc. Tranche B, term loan 7.1037% 10/15/10 (c)	3,528	3,563
Chart Industries, Inc. Tranche B, term loan 6.6179% 10/17/12 (c)	3,724	3,779
Dresser, Inc. Tranche C, term loan 7.07% 4/10/09 (c)	1,520	1,548
Flowserve Corp. term loan 6.3631% 8/10/12 (c)	11,362	11,490
Hexcel Corp. Tranche B, term loan 6.3003% 3/1/12 (c)	5,057	5,107
Invensys International Holding Ltd.:
Tranche A, term loan 7.4482% 3/5/09 (c)	1,927	1,951
Tranche B1, term loan 7.7913% 9/4/09 (c)	6,141	6,210
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Mueller Group, Inc. term loan 6.7464% 10/3/12 (c)	$ 8,080	$ 8,171
Terex Corp.:
term loan 7.3392% 12/31/09 (c)	1,492	1,507
Tranche B, term loan 6.8392% 7/3/09 (c)	7,328	7,402
Walter Industries, Inc. term loan 6.3134% 10/3/12 (c)	6,464	6,537
		66,647
Chemicals - 3.8%
Basell USA, Inc.:
Tranche B2, term loan 6.9063% 8/1/13 (c)	1,730	1,747
Tranche C2, term loan 7.6675% 8/1/14 (c)	1,730	1,747
Brenntag AG Tranche B, term loan 6.92% 1/18/14 (c)	4,000	4,055
Celanese AG Credit-Linked Deposit 6.9% 4/6/09 (c)	6,000	6,075
Celanese Holding LLC term loan 6.4943% 4/6/11 (c)	39,752	40,199
Hercules, Inc. Tranche B, term loan 6.3085% 10/8/10 (c)	5,411	5,465
Huntsman International LLC Tranche B, term loan 6.2331% 8/16/12 (c)	37,532	37,673
INEOS US Finance:
Tranche B, term loan 6.8311% 1/31/13 (c)	9,825	9,960
Tranche C, term loan 7.3311% 1/31/14 (c)	9,825	9,960
Innophos, Inc. Tranche B, term loan 6.8008% 8/13/10 (c)	4,158	4,200
Mosaic Co. Tranche B, term loan 6.1849% 2/21/12 (c)	8,727	8,792
Nalco Co. Tranche B, term loan 6.5598% 11/4/10 (c)	18,536	18,745
Rockwood Specialties Group, Inc. Tranche B, term loan 6.6675% 7/30/12 (c)	14,553	14,699
		163,317
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 1.3%
ACCO Brands Corp. Tranche B, term loan 6.246% 8/17/12 (c)	$ 7,095	$ 7,193
American Achievement Corp. Tranche B, term loan 6.92% 3/25/11 (c)	2,827	2,862
Central Garden & Pet Co. Tranche B, term loan 6.2764% 5/14/09 (c)	975	976
Jarden Corp.:
term loan 6.5269% 1/24/12 (c)	9,550	9,633
Tranche B2, term loan 6.2769% 1/24/12 (c)	3,427	3,440
Jostens IH Corp. Tranche B, term loan 6.7769% 10/4/11 (c)	13,843	14,016
Revlon Consumer Products Corp. term loan 10.2286% 7/9/10 (c)	6,750	6,936
Sealy Mattress Co. Tranche D, term loan 6.1449% 4/6/12 (c)	6,681	6,747
Weight Watchers International, Inc.:
Tranche B, term loan 6.2341% 3/31/10 (c)	1,208	1,220
Tranche C, term loan 6.1023% 3/31/10 (c)	1,975	1,990
		55,013
Containers - 1.5%
Berry Plastics Corp. term loan 6.4469% 12/2/11 (c)	2,234	2,267
BWAY Corp. Tranche B term loan 6.5625% 6/30/11 (c)	4,628	4,675
Crown Holdings, Inc. Tranche B, term loan 6.0038% 11/15/12 (c)	4,320	4,352
Graham Packaging Holdings Co. Tranche B1, term loan 6.7951% 10/4/11 (c)	18,884	19,096
Intertape Polymer, Inc. Tranche B, term loan 6.7389% 7/28/11 (c)	6,910	6,979
Owens-Illinois Group, Inc.:
Tranche A1, term loan 6.18% 4/1/07 (c)	6,328	6,335
Tranche B1, term loan 6.27% 4/1/08 (c)	5,185	5,192
Owens-Illinois, Inc. Tranche C1, term loan 6.35% 4/1/08 (c)	7,360	7,397
Solo Cup Co. term loan 7.0267% 2/27/11 (c)	7,352	7,398
		63,691
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 1.1%
Ameritrade Holding Corp. Tranche B, term loan 6.04% 1/23/13 (c)	$ 20,000	$ 20,100
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B, term loan 6.8181% 3/10/10 (c)	4,476	4,521
LPL Holdings, Inc. Tranche B, term loan 7.8839% 6/28/13 (c)	11,000	10,986
Newkirk Master LP Tranche B, term loan 6.1706% 8/11/08 (c)	4,835	4,865
The Nasdaq Stock Market, Inc. Tranche B, term loan 6.1375% 12/8/11 (c)	7,000	7,061
		47,533
Diversified Media - 0.6%
Adams Outdoor Advertising Ltd. term loan 6.62% 10/18/12 (c)	2,916	2,956
NextMedia Operating, Inc. Tranche 1, term loan 6.4485% 11/18/12 (c)	4,369	4,396
Quebecor Media, Inc. Tranche B, term loan 6.6023% 1/17/13 (c)	5,000	5,063
R.H. Donnelley Corp.:
Tranche A3, term loan 6.2734% 12/31/09 (c)	1,583	1,583
Tranche D1, term loan 5.9929% 6/30/11 (c)	9,990	10,040
Thomson Media, Inc. Tranche B1, term loan 6.85% 11/8/11 (c)	3,411	3,445
		27,483
Electric Utilities - 5.7%
AES Corp. term loan 5.38% 8/10/11 (c)	5,429	5,483
Allegheny Energy Supply Co. LLC term loan 5.8833% 3/8/11 (c)	29,409	29,593
Calpine Generating Co. LLC term loan 8.135% 4/1/09 (c)	16,350	16,922
La Paloma Generating Co. LLC:
Credit-Linked Deposit 6.32% 8/16/12 (c)	525	532
term loan 6.2769% 8/16/12 (c)	3,358	3,379
Midwest Generation LLC term loan 6.363% 4/27/11 (c)	905	914
Mirant North America LLC / Mirant North America Finance Corp. term loan 8.25% 1/3/13 (c)	14,010	14,098
NRG Energy, Inc.:
Credit-Linked Deposit:
6.3019% 12/24/11 (c)	8,094	8,094
6.6238% 1/31/13 (c)	18,566	18,752
term loan 6.57% 1/31/13 (c)	81,434	82,248
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Primary Energy Finance LLC term loan 6.5269% 8/24/12 (c)	$ 1,995	$ 2,017
Riverside Energy Center LLC:
term loan 8.9175% 6/24/11 (c)	6,954	6,954
Credit-Linked Deposit 8.9175% 6/24/11 (c)	327	327
Texas Genco LLC:
Credit-Linked Deposit 6.4663% 12/14/09 (c)	2,000	2,000
term loan 6.4702% 12/14/11 (c)	57,231	57,231
		248,544
Energy - 4.7%
ATP Oil & Gas Corp. term loan 9.7597% 4/14/10 (c)	1,985	2,025
Boart Longyear Holdings, Inc. Tranche 1, term loan 7.53% 7/28/12 (c)	8,978	9,090
Buckeye Pipe Line Co. term loan 6.8763% 12/17/11 (c)	2,867	2,881
Citgo Petroleum Corp. Tranche B, term loan 5.915% 11/15/12 (c)	13,150	13,265
Coffeyville Resources LLC:
Credit-Linked Deposit 6.8625% 7/8/11 (c)	4,800	4,848
Tranche B1, term loan 7.0663% 7/8/12 (c)	7,164	7,236
Dresser-Rand Group, Inc. Tranche B, term loan 6.3942% 10/29/11 (c)	5,190	5,274
El Paso Corp.:
Credit-Linked Deposit 7.33% 11/22/09 (c)	30,438	30,704
term loan 7.3125% 11/22/09 (c)	47,975	48,455
EPCO Holdings, Inc. Tranche B, term loan 6.7133% 8/16/10 (c)	12,870	13,031
Lyondell-Citgo Refining LP term loan 6.5269% 5/21/07 (c)	7,880	7,919
MarkWest Energy Operating Co. LLC term loan 8.5% 12/29/10 (c)	5,000	5,038
Petroleum Geo-Services ASA term loan 7% 12/16/12 (c)	7,000	7,088
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 6.6519% 10/31/12 (c)	3,290	3,307
term loan 6.7384% 10/31/12 (c)	13,675	13,744
Universal Compression, Inc. term loan 6.03% 2/15/12 (c)	9,277	9,358
Vulcan/Plains Resources, Inc. term loan 6.4006% 8/12/11 (c)	5,067	5,124
Williams Production RMT Co. Tranche C, term loan 6.72% 5/30/08 (c)	13,775	13,930
		202,317
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 2.1%
Alliance Atlantis Communications, Inc. Tranche B, term loan 6.0681% 12/19/11 (c)	$ 3,970	$ 3,995
AMC Entertainment, Inc. term loan 6.6588% 1/26/13 (c)	12,510	12,604
Cinemark USA, Inc. term loan 6.5294% 3/31/11 (c)	10,758	10,906
MGM Holdings II, Inc. Tranche B, term loan 6.78% 4/8/12 (c)	34,000	34,383
Regal Cinemas Corp. term loan 6.5269% 11/10/10 (c)	27,546	27,822
		89,710
Environmental - 1.2%
Allied Waste Industries, Inc.:
term loan 6.348% 1/15/12 (c)	37,338	37,665
Tranche A, Credit-Linked Deposit 6.48% 1/15/12 (c)	14,496	14,623
Waste Services, Inc. Tranche B, term loan 8.3795% 3/31/11 (c)	1,985	1,987
		54,275
Food and Drug Retail - 0.7%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 6.9372% 7/30/11 (c)	29,537	29,870
Food/Beverage/Tobacco - 1.6%
Bolthouse Farms, Inc. Tranche 1, term loan 6.9375% 12/16/12 (c)	4,000	4,055
Commonwealth Brands, Inc. term loan 7% 12/22/12 (c)	7,913	8,002
Constellation Brands, Inc. Tranche B, term loan 5.9% 11/30/11 (c)	33,109	33,523
Del Monte Corp. Tranche B, term loan 6.1398% 2/8/12 (c)	1,787	1,807
Doane Pet Care Co. term loan 6.7727% 10/24/12 (c)	6,793	6,878
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B, term loan 6.4813% 12/19/10 (c)	8,755	8,853
Michael Foods, Inc. Tranche B, term loan 6.6587% 11/21/10 (c)	6,548	6,630
Reddy Ice Group, Inc. term loan 6.3185% 8/12/12 (c)	2,000	2,018
		71,766
Gaming - 2.8%
Alliance Gaming Corp. term loan 8.18% 9/5/09 (c)	3,703	3,708
Ameristar Casinos, Inc. term loan 5.8681% 11/10/12 (c)	4,040	4,075
BLB Worldwide Holdings, Inc. Tranche 1, term loan 6.08% 6/30/12 (c)	7,950	8,059
Boyd Gaming Corp. term loan 5.8634% 6/30/11 (c)	13,312	13,446
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Choctaw Resort Development Enterprise term loan 6.933% 11/4/11 (c)	$ 2,358	$ 2,382
Green Valley Ranch Gaming LLC term loan 6.5269% 12/17/11 (c)	3,698	3,739
Herbst Gaming, Inc. term loan 6.2041% 1/7/11 (c)	3,573	3,613
Isle Capri Black Hawk LLC / Isle Capri Black Hawk Capital term loan 6.4043% 10/24/11 (c)	499	502
Marina District Finance Co., Inc. term loan 6.3081% 10/14/11 (c)	8,593	8,636
MGM MIRAGE Tranche A, term loan 6.2838% 4/25/10 (c)	3,000	3,004
Motor City Casino Tranche B, term loan 6.489% 7/29/12 (c)	5,068	5,087
Penn National Gaming, Inc. Tranche B, term loan 6.2936% 7/31/12 (c)	8,977	9,090
Pinnacle Entertainment, Inc. Tranche B, term loan 6.49% 12/14/11 (c)	2,350	2,368
Trump Entertainment Resorts Holdings LP Tranche B, term loan 7.17% 5/20/12 (c)	14,577	14,704
Venetian Casino Resort LLC Tranche B, term loan 6.28% 6/15/11 (c)	24,200	24,351
Wynn Las Vegas LLC term loan 6.685% 12/14/11 (c)	12,650	12,761
		119,525
Healthcare - 6.7%
Accellent, Inc. term loan 6.3938% 11/22/12 (c)	6,080	6,118
AmeriPath, Inc. Tranche B, term loan 6.57% 10/31/13 (c)	3,000	3,030
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 6.7135% 2/7/12 (c)	7,107	7,187
Beverly Enterprises, Inc. term loan 7.025% 10/22/08 (c)	1,955	1,956
Community Health Systems, Inc. term loan 6.16% 8/19/11 (c)	36,118	36,569
Concentra Operating Corp. term loan 6.6896% 9/30/11 (c)	7,980	8,080
CONMED Corp. Tranche C, term loan 6.76% 12/15/09 (c)	378	381
DaVita, Inc. Tranche B, term loan 6.4294% 10/5/12 (c)	48,917	49,650
HCA, Inc. term loan 5.57% 11/9/09 (c)	24,800	24,614
HealthSouth Corp.:
Credit-Linked Deposit 6.6398% 6/14/07 (c)	9,995	9,995
term loan 7.07% 6/14/07 (c)	38,054	38,054
Iasis Healthcare LLC Tranche B, term loan 6.7862% 6/22/11 (c)	14,285	14,463
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Kinetic Concepts, Inc. Tranche B1, term loan 6.28% 8/11/10 (c)	$ 4,963	$ 5,025
LifePoint Hospitals, Inc. Tranche B, term loan 6.185% 4/15/12 (c)	22,589	22,730
Matria Healthcare, Inc.:
Tranche B, term loan 8.75% 1/19/12 (c)	2,718	2,745
Tranche C, term loan 8.75% 1/19/07 (c)	1,282	1,284
Mylan Laboratories, Inc. Tranche B, term loan 6.06% 6/30/10 (c)	4,497	4,548
Psychiatric Solutions, Inc. term loan 6.1503% 7/1/12 (c)	4,862	4,904
Renal Advantage, Inc. Tranche B, term loan 6.97% 9/30/12 (c)	5,297	5,350
Renal Care Group, Inc.:
term loan 6.0445% 2/10/09 (c)	2,681	2,681
Tranche A, term loan 5.81% 2/10/09 (c)	3,000	3,000
Sybron Dental Management, Inc. term loan 6.2864% 6/6/09 (c)	368	370
Team Health, Inc. term loan 6.88% 11/22/12 (c)	14,500	14,645
U.S. Oncology, Inc. Tranche B, term loan 6.7566% 8/20/11 (c)	8,552	8,637
Vanguard Health Holding Co. I term loan 6.9496% 9/23/11 (c)	5,792	5,864
Vicar Operating, Inc. term loan 6.125% 5/16/11 (c)	2,631	2,651
VWR Corp. Tranche B, term loan 7.12% 4/7/11 (c)	5,773	5,867
		290,398
Homebuilding/Real Estate - 2.6%
Apartment Investment & Management Co. term loan 6.42% 11/2/09 (c)	2,100	2,121
Blount, Inc. Tranche B, term loan 6.9509% 8/9/10 (c)	2,570	2,595
Capital Automotive (REIT) term loan 6.31% 12/16/10 (c)	6,000	6,023
CB Richard Ellis Services, Inc. term loan 6.4674% 3/31/10 (c)	8,167	8,249
General Growth Properties, Inc.:
Tranche A, term loan 6.22% 11/12/07 (c)	27,151	27,151
Tranche B, term loan 6.57% 11/12/08 (c)	39,693	39,693
Lion Gables Realty LP term loan 6.1612% 9/30/06 (c)	24,077	24,167
Maguire Properties, Inc. Tranche B, term loan 6.1688% 3/15/10 (c)	1,622	1,626
		111,625
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Hotels - 0.3%
Starwood Hotels & Resorts Worldwide, Inc. term loan 5.8081% 10/9/06 (c)	$ 12,478	$ 12,478
Insurance - 0.0%
Conseco, Inc. term loan 6.47% 6/22/10 (c)	2,341	2,359
Leisure - 1.1%
Mega Bloks, Inc. Tranche B, term loan 6.4375% 7/26/12 (c)	3,970	4,020
Six Flags Theme Park, Inc. Tranche B, term loan 7.05% 6/30/09 (c)	24,205	24,478
Universal City Development Partners Ltd. term loan 6.5037% 6/9/11 (c)	17,909	18,133
Yankees Holdings LP term loan 6.8513% 6/25/07 (c)	943	943
		47,574
Metals/Mining - 1.7%
Alpha National Resources LLC / Alpha National Resources Capital Corp. Tranche B, term loan 6.32% 10/26/12 (c)	6,000	6,008
Compass Minerals Tranche B, term loan 6.0371% 12/22/12 (c)	7,880	7,919
Foundation Pennsylvania Coal Co. Tranche B, term loan 6.3469% 7/30/11 (c)	17,605	17,825
Murray Energy Corp. Tranche 1, term loan 7.56% 1/28/10 (c)	2,978	2,978
Novelis, Inc. term loan 6.44% 1/7/12 (c)	15,924	16,143
Peabody Energy Corp. term loan 5.262% 3/21/10 (c)	14,750	14,768
Stillwater Mining Co. term loan 7.875% 7/30/10 (c)	2,345	2,369
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.3502% 3/23/11 (c)	4,958	4,883
		72,893
Paper - 2.3%
Appleton Papers, Inc. term loan 6.1516% 6/11/10 (c)	3,687	3,724
Boise Cascade Holdings LLC Tranche B, term loan 6.2897% 10/26/11 (c)	24,342	24,647
Buckeye Technologies, Inc. term loan 6.2842% 3/15/08 (c)	3,209	3,209
Graphic Packaging International, Inc. Tranche B, term loan 6.9837% 8/8/10 (c)	15,413	15,625
NewPage Corp. term loan 7.5625% 5/2/11 (c)	5,970	6,030
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 6.4623% 11/1/10 (c)	4,164	4,211
Tranche B, term loan 6.4876% 11/1/11 (c)	26,589	26,889
Tranche C, term loan 6.5612% 11/1/11 (c)	7,860	7,949
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Smurfit-Stone Container Enterprises, Inc.: - continued
Tranche C1, term loan 6.5612% 11/1/11 (c)	$ 2,831	$ 2,862
Xerium Technologies, Inc. Tranche B, term loan 6.5269% 5/18/12 (c)	4,975	4,981
		100,127
Publishing/Printing - 2.0%
American Media Operations, Inc. Tranche B, term loan 7.38% 1/30/13 (c)	670	677
CBD Media, Inc. Tranche D, term loan 6.99% 12/31/09 (c)	5,697	5,782
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 5.7232% 11/8/08 (c)	2,844	2,844
Tranche B, term loan 6.1861% 5/8/09 (c)	7,927	7,996
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 5.7838% 9/9/09 (c)	2,476	2,476
Tranche B, term loan 6.2515% 3/9/10 (c)	15,747	15,885
Tranche B1, term loan 6.0567% 3/10/10 (c)	18,000	18,113
Herald Media, Inc. term loan 7.28% 7/22/11 (c)	2,455	2,458
Liberty Group Operating, Inc. Tranche B, term loan 6.6875% 2/28/12 (c)	1,605	1,619
R.H. Donnelley Corp. Tranche B2, term loan 6.2593% 6/30/11 (c)	27,987	28,232
Sun Media Corp. Canada Tranche B, term loan 6.6675% 2/7/09 (c)	1,723	1,744
		87,826
Railroad - 0.5%
Kansas City Southern Railway Co. Tranche B1, term loan 5.9068% 3/30/08 (c)	16,887	16,951
RailAmerica, Inc. term loan 6.6875% 9/29/11 (c)	5,547	5,616
		22,567
Restaurants - 1.0%
Arby's Restaurant Group, Inc. Tranche B, term loan 6.7519% 7/25/12 (c)	4,975	5,019
Burger King Corp. Tranche B, term loan 6.2809% 6/30/12 (c)	17,532	17,685
CKE Restaurants, Inc. term loan 6.5% 5/1/10 (c)	1,288	1,298
Domino's, Inc. term loan 6.0625% 6/25/10 (c)	8,624	8,710
El Pollo Loco, Inc. Tranche B, term loan 7.5596% 11/18/11 (c)	2,000	2,023
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
Jack in the Box, Inc. term loan 5.9855% 1/8/11 (c)	$ 3,525	$ 3,551
Landry's Seafood Restaurants, Inc. term loan 5.9511% 12/28/10 (c)	6,039	6,084
		44,370
Services - 1.8%
CACI International, Inc. term loan 5.785% 4/30/11 (c)	4,962	5,006
Coinmach Corp. Tranche B1, term loan 7.0313% 12/19/12 (c)	6,000	6,083
Coinstar, Inc. term loan 6.55% 7/1/11 (c)	6,091	6,182
Hertz Corp.:
Credit-Linked Deposit 6.75% 12/21/12 (c)	1,778	1,804
Tranche B, term loan 8.75% 12/21/12 (c)	12,139	12,321
Tranche DD, term loan LIBOR + 2.5% 12/21/12 (c)	2,084	2,091
IAP Worldwide Services, Inc. Tranche 1, term loan 7.625% 12/27/12 (c)	3,000	3,030
Iron Mountain, Inc.:
term loan 6.1875% 4/2/11 (c)	11,224	11,308
Tranche R, term loan 6.2188% 4/2/11 (c)	4,950	4,987
JohnsonDiversey, Inc.:
Tranche B, term loan 7.1823% 12/16/11 (c)	1,491	1,506
Tranche B, term loan 6.7662% 11/3/09 (c)	2,564	2,564
Tranche DD, term loan LIBOR + 2.5% 12/16/10 (c)	509	512
Rural/Metro Corp.:
Credit-Linked Deposit 6.9188% 3/4/11 (c)	408	413
term loan 7.0589% 3/4/11 (c)	1,409	1,427
The Geo Group, Inc. term loan 6.5586% 9/14/11 (c)	1,303	1,316
United Rentals, Inc.:
term loan 6.79% 2/14/11 (c)	7,136	7,207
Tranche B, Credit-Linked Deposit 6.73% 2/14/11 (c)	1,259	1,271
US Investigations Services, Inc.:
term loan 7% 10/14/12 (c)	5,985	6,015
Tranche C, term loan 7.04% 10/14/12 (c)	2,000	2,010
		77,053
Shipping - 0.2%
Baker Tanks, Inc.:
term loan LIBOR + 2.5% 11/23/12 (c)	107	107
Tranche B, term loan 7.1231% 11/23/12 (c)	891	900
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Shipping - continued
Horizon Lines LLC Tranche B, term loan 6.78% 7/7/11 (c)	$ 3,792	$ 3,840
Ozburn Hessey Holding Co. LLC term loan 7.2896% 8/9/12 (c)	2,522	2,554
		7,401
Super Retail - 0.9%
Alimentation Couche-Tard, Inc. term loan 6.3125% 12/17/10 (c)	1,560	1,568
Buhrmann US, Inc. Tranche B1, term loan 6.1989% 12/31/10 (c)	5,605	5,661
Neiman Marcus Group, Inc. term loan 6.9469% 4/6/13 (c)	15,190	15,266
The Pep Boys - Manny, Moe & Jack term loan 7.54% 1/27/11 (c)	2,360	2,392
Toys 'R' US, Inc. term loan 7.3913% 12/9/08 (c)	16,000	15,900
		40,787
Technology - 4.3%
AMI Semiconductor, Inc. term loan 6.06% 4/1/12 (c)	4,967	4,992
Anteon International Corp. term loan 6.3181% 12/31/10 (c)	6,875	6,944
Avago Technologies Finance Ltd. term loan 6.8213% 12/5/12 (c)	8,920	8,920
Eastman Kodak Co. term loan 6.7011% 10/20/12 (c)	9,176	9,245
Fairchild Semiconductor Corp. Tranche B3, term loan 6.313% 12/31/10 (c)	8,910	9,010
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.9369% 3/9/11 (c)	1,990	2,012
Tranche B, term loan 6.1869% 3/9/13 (c)	33,880	34,092
Global Imaging Systems, Inc. term loan 5.9821% 5/10/10 (c)	2,709	2,726
K & F Industries, Inc. term loan 6.873% 11/18/12 (c)	7,235	7,334
ON Semiconductor Corp. Tranche G, term loan 7.3% 12/15/11 (c)	5,928	5,965
SSA Global Technologies, Inc. term loan 6.52% 9/22/11 (c)	3,980	4,000
SunGard Data Systems, Inc. Tranche B, term loan 6.81% 2/10/13 (c)	69,628	70,411
Verifone, Inc. Tranche B, term loan 6.6675% 6/30/11 (c)	2,866	2,898
Xerox Corp. term loan 6.22% 9/30/08 (c)	19,000	19,166
		187,715
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 4.9%
AAT Communications Corp.:
Tranche 2, term loan 7.1563% 7/29/13 (c)	$ 2,760	$ 2,777
Tranche B1, term loan 6.16% 7/27/12 (c)	17,620	17,686
Alaska Communications Systems Holding term loan:
6.5269% 2/1/12 (c)	8,000	8,040
6.5269% 2/1/12 (c)	1,000	1,005
Centennial Cellular Operating Co. LLC term loan 6.6213% 2/9/11 (c)	15,635	15,791
Cincinnati Bell, Inc. Tranche B, term loan 5.8997% 8/31/12 (c)	12,968	13,049
Consolidated Communications, Inc. Tranche B term loan 6.3675% 10/14/11 (c)	2,000	2,018
Intelsat Ltd. term loan 6.3125% 7/28/11 (c)	26,441	26,705
Iowa Telecommunication Services, Inc. Tranche B, term loan 6.295% 11/23/11 (c)	4,000	4,040
Level 3 Communications, Inc. term loan 11.42% 12/2/11 (c)	3,000	3,165
Madison River Capital LLC/Madison River Finance Corp. Tranche B, term loan 7.05% 7/29/12 (c)	5,000	5,050
New Skies Satellites BV term loan 6.75% 5/2/11 (c)	3,983	3,993
Nextel Partners Operating Corp. Tranche D, term loan 5.91% 5/31/12 (c)	18,000	18,000
NTELOS, Inc. Tranche B, term loan 7.07% 8/24/11 (c)	6,930	7,017
Qwest Corp.:
Tranche A, term loan 9.22% 6/30/07 (c)	36,400	37,356
Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,220
Time Warner Telecom Holdings, Inc. Tranche B, term loan 6.9248% 11/30/10 (c)	2,710	2,754
Triton PCS, Inc. term loan 7.82% 11/18/09 (c)	7,868	7,887
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 6.04% 2/14/12 (c)	9,135	9,158
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.24% 9/21/13 (c)	7,500	7,500
Tranche C, term loan 7.74% 9/21/14 (c)	7,500	7,500
		211,711
Textiles & Apparel - 0.2%
William Carter Co. term loan 6.2518% 6/29/12 (c)	8,601	8,687
TOTAL FLOATING RATE LOANS (Cost $3,226,520)		3,249,584
Nonconvertible Bonds - 13.7%
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.1%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	$ 6,000	$ 5,894
Automotive - 0.5%
Ford Motor Credit Co. 5.29% 11/16/06 (c)	16,000	15,871
General Motors Acceptance Corp.:
5.22% 3/20/07 (c)	2,000	1,939
5.5% 1/16/07 (c)	1,000	976
6.125% 9/15/06	2,000	1,979
		20,765
Broadcasting - 0.3%
Radio One, Inc. 8.875% 7/1/11	7,000	7,350
XM Satellite Radio, Inc. 9.75% 5/1/09 (c)	4,700	4,765
		12,115
Cable TV - 2.6%
Cablevision Systems Corp. 8.7163% 4/1/09 (c)	5,000	5,094
CSC Holdings, Inc.:
7.25% 7/15/08	2,000	2,010
7.875% 12/15/07	13,000	13,212
10.5% 5/15/16	2,000	2,140
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	2,110
EchoStar DBS Corp.:
5.75% 10/1/08	4,000	3,940
7.125% 2/1/16 (b)	3,500	3,452
7.5% 10/1/08 (c)	79,285	81,069
		113,027
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,001
Chemicals - 0.2%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,190
NOVA Chemicals Corp. 7.5469% 11/15/13 (b)(c)	6,000	6,075
		8,265
Containers - 0.1%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	3,000	3,124
Diversified Financial Services - 0.3%
Residential Capital Corp. 5.8956% 6/29/07 (c)	11,000	11,075
Diversified Media - 0.6%
Liberty Media Corp. 5.9913% 9/17/06 (c)	26,000	26,135
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 1.1%
AES Corp. 8.75% 6/15/08	$ 3,000	$ 3,139
CMS Energy Corp. 9.875% 10/15/07	12,000	12,825
NRG Energy, Inc. 7.375% 2/1/16	20,000	20,375
Power Contract Financing LLC 5.2% 2/1/06 (b)	252	246
Sierra Pacific Resources 6.75% 8/15/17 (b)	3,000	3,023
TECO Energy, Inc.:
6.125% 5/1/07	4,000	4,030
6.25% 5/1/10 (c)	5,000	5,100
		48,738
Energy - 1.7%
El Paso Corp.:
6.5% 5/15/06 (b)	6,000	6,000
7.5% 8/15/06 (b)	2,000	2,016
7.625% 8/16/07	4,000	4,090
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,404
Parker Drilling Co. 9.16% 9/1/10 (c)	5,000	5,188
Pemex Project Funding Master Trust 5.7913% 6/15/10 (b)(c)	18,000	18,504
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,160
9.5% 2/1/13	2,000	2,240
Sonat, Inc. 7.625% 7/15/11	3,000	3,135
Southern Natural Gas Co. 8.875% 3/15/10	840	900
Williams Companies, Inc. 6.53% 10/1/10 (b)(c)	17,000	17,340
Williams Companies, Inc. Credit Linked Certificate Trust IV 7.5106% 5/1/09 (b)(c)	7,000	7,333
		72,310
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8.59% 8/15/10 (c)	9,000	9,158
Food and Drug Retail - 0.2%
Rite Aid Corp. 12.5% 9/15/06	8,000	8,330
Food/Beverage/Tobacco - 0.0%
Canandaigua Brands, Inc. 8.625% 8/1/06	1,000	1,018
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,173
10.25% 8/1/07	2,000	2,130
Mirage Resorts, Inc. 6.75% 8/1/07	3,000	3,045
		7,348
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 0.2%
HealthSouth Corp.:
7% 6/15/08	$ 3,000	$ 3,015
7.375% 10/1/06	4,000	4,025
Service Corp. International (SCI) 6.5% 3/15/08	2,000	2,025
		9,065
Leisure - 0.1%
Universal City Florida Holding Co. I/II 9% 5/1/10 (c)	5,140	5,191
Metals/Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	8,000	8,080
10.125% 2/1/10	13,470	14,682
		22,762
Paper - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.475% 10/15/12 (c)	2,190	2,124
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	6,000	6,458
R.H. Donnelley Finance Corp. III 8.875% 1/15/16 (b)	4,000	4,040
		10,498
Shipping - 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,040
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,403
		5,443
Steels - 0.3%
Ispat Inland ULC 11.28% 4/1/10 (c)	13,000	13,488
Super Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8.405% 10/1/11 (b)(c)	10,000	10,100
Technology - 0.6%
Freescale Semiconductor, Inc. 7.35% 7/15/09 (c)	24,000	24,540
Telecommunications - 3.2%
AirGate PCS, Inc. 8.35% 10/15/11 (c)	4,000	4,140
America Movil SA de CV 5.2598% 4/27/07 (c)	1,000	1,003
Dobson Cellular Systems, Inc. 9% 11/1/11 (c)	8,000	8,320
Intelsat Ltd. 9.6094% 1/15/12 (b)(c)	7,000	7,131
Qwest Communications International, Inc. 7.84% 2/15/09 (c)	5,000	5,106
Qwest Corp. 7.7413% 6/15/13 (b)(c)	47,150	50,804
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Rogers Communications, Inc.:
6.375% 3/1/14	$ 3,000	$ 3,008
7.6163% 12/15/10 (c)	38,450	39,555
Rural Cellular Corp.:
8.25% 3/15/12	4,000	4,230
8.9913% 3/15/10 (c)	13,000	13,293
		136,590
Textiles & Apparel - 0.0%
Levi Strauss & Co. 9.28% 4/1/12 (c)	2,000	2,045
TOTAL NONCONVERTIBLE BONDS (Cost $585,509)		592,149
U.S. Treasury Obligations - 0.4%

U.S. Treasury Notes 3.375% 2/28/07 (Cost $16,953)	17,000	16,784
Money Market Funds - 15.2%
	Shares
Fidelity Cash Central Fund, 4.46% (a)	478,699,492	478,699
Fidelity Money Market Central Fund, 4.5% (a)	180,876,443	180,876
TOTAL MONEY MARKET FUNDS (Cost $659,575)		659,575
Cash Equivalents - 0.5%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.35%, dated 1/31/06 due 2/1/06) (Cost $23,618)	$ 23,621	23,618
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $4,512,175)		4,541,710
NET OTHER ASSETS - (4.7)%		(204,488)
NET ASSETS - 100%		$ 4,337,222
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $136,064,000 or 3.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,458
Fidelity Money Market Central Fund	1,932
Total	$ 7,390
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,511,909,000. Net unrealized appreciation aggregated $29,801,000, of which $33,346,000 related to appreciated investment securities and $3,545,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

January 31, 2006

1.813257.101

FHI-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (d) - 74.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.5%
DRS Technologies, Inc. term loan 6.1822% 1/25/13 (c)	$ 1,730	$ 1,747
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 6.85% 12/31/11 (c)	14,109	14,285
Standard Aero Holdings, Inc. term loan 6.89% 8/24/12 (c)	2,499	2,474
Transdigm, Inc. term loan:
6.58% 7/22/10 (c)	1,568	1,587
9.31% 11/10/11 (c)	2,000	1,970
		22,063
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche B, term loan 11.01% 3/16/08 (c)	8,290	8,591
Automotive - 2.6%
Accuride Corp. term loan 6.5515% 1/31/12 (c)	5,277	5,343
Advance Auto Parts, Inc. Tranche B, term loan 5.9806% 9/30/10 (c)	2,981	3,015
AM General LLC Tranche B1, term loan 9.0631% 11/1/11 (c)	1,800	1,854
Delphi Corp.:
revolver loan 11.5% 6/18/09 (c)	1,766	1,826
Tranche B, term loan:
7.375% 10/8/07 (c)	14,690	14,910
13% 6/14/11 (c)	16,998	17,996
Enersys Capital, Inc. term loan 6.3973% 3/17/11 (c)	985	995
Federal-Mogul Financing Trust term loan 6.5625% 12/9/06 (c)	8,700	8,733
Goodyear Tire & Rubber Co. Tranche 1, Credit-Linked Deposit 6.23% 4/30/10 (c)	19,820	19,969
Mark IV Industries, Inc. Tranche B, term loan 7.3031% 6/23/11 (c)	2,944	2,978
Rexnord Corp. term loan 6.4919% 12/31/11 (c)	2,775	2,820
Tenneco Auto, Inc.:
Tranche B, term loan 6.63% 12/12/10 (c)	3,042	3,087
Tranche B1, Credit-Linked Deposit 6.635% 12/12/10 (c)	1,336	1,356
Travelcenters of America, Inc. Tranche B, term loan 6.2791% 12/1/11 (c)	7,573	7,639
TRW Automotive Holdings Corp.:
Tranche B, term loan 6.25% 6/30/12 (c)	2,289	2,289
Tranche B2, term loan 6.125% 6/30/12 (c)	2,000	2,000
Tranche E, term loan 6% 10/31/10 (c)	14,850	14,850
		111,660
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 1.5%
Emmis Operating Co. Tranche B, term loan 6.3002% 11/10/11 (c)	$ 14,695	$ 14,768
Entravision Communication Corp. term loan 6.03% 3/29/13 (c)	5,985	6,022
Gray Television, Inc.:
Tranche B, term loan 6.03% 11/22/12 (c)	8,172	8,233
Tranche B2, term loan 6.11% 5/22/13 (c)	2,500	2,500
Montecito Broadcast Group LLC Tranche 1, term loan 6.57% 1/27/13 (c)	2,000	2,025
Nexstar Broadcasting, Inc. Tranche B, term loan 6.1496% 10/1/12 (c)	14,689	14,725
Paxson Communications Corp. term loan 7.7769% 1/15/12 (c)	6,000	6,000
Raycom TV Broadcasting, Inc.:
Tranche A, term loan 6.1875% 10/6/11 (c)	2,000	2,000
Tranche B, term loan 6.5625% 4/6/12 (c)	3,000	3,000
Spanish Broadcasting System, Inc. Tranche 1, term loan 6.53% 6/10/12 (c)	7,940	8,029
		67,302
Building Materials - 0.8%
Goodman Global Holdings, Inc. term loan 6.94% 12/23/11 (c)	4,826	4,893
Masonite International Corp. term loan 6.6286% 4/5/13 (c)	16,376	15,885
Nortek Holdings, Inc. term loan 6.9537% 8/27/11 (c)	11,850	11,954
		32,732
Cable TV - 10.2%
Adelphia Communications Corp. Tranche B, term loan 6.3041% 3/31/06 (c)	30,350	30,502
Century Cable Holdings LLC Tranche B, term loan 9.5% 6/30/09 (c)	5,000	4,863
Charter Communications Operating LLC:
Tranche A, term loan 7.67% 4/27/10 (c)	8,989	9,034
Tranche B, term loan 7.9199% 4/7/11 (c)	113,227	114,066
Cox Communications, Inc. term loan 5.345% 12/8/09 (c)	21,000	21,000
DIRECTV Holdings LLC Tranche B, term loan 6.0113% 4/13/13 (c)	24,347	24,590
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Insight Midwest Holdings LLC:
Tranche A, term loan 5.8125% 6/30/09 (c)	$ 21,809	$ 21,809
Tranche C, term loan 6.5625% 12/31/09 (c)	14,707	14,854
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B, term loan 6.4548% 2/1/14 (c)	3,940	3,989
Mediacom LLC Tranche B, term loan 6.6402% 3/31/13 (c)	13,860	14,033
NTL Investment Holdings Ltd. Tranche B, term loan 7.4416% 6/13/12 (c)	42,647	42,860
Olympus Cable Holdings LLC Tranche A, term loan 8.75% 6/30/10 (c)	10,200	9,945
PanAmSat Corp. Tranche B, term loan 6.4886% 8/20/11 (c)	52,466	53,056
Rainbow Media Holdings, Inc. Tranche B, term loan 7.1875% 3/31/12 (c)	6,952	7,005
San Juan Cable, Inc. Tranche 1, term loan 6.44% 10/31/12 (c)	6,000	6,045
Telewest Global Finance LLC:
Tranche B, term loan 6.4711% 12/20/12 (c)	11,216	11,216
Tranche C, term loan 7.2211% 12/20/13 (c)	8,577	8,577
UPC Broadband Holding BV Tranche H2, term loan 7.28% 9/30/12 (c)	33,000	33,371
UPC Distribution Holdings BV Tranche F, term loan 8.03% 12/31/11 (c)	11,008	11,159
		441,974
Capital Goods - 1.5%
AGCO Corp. term loan 6.2769% 7/3/09 (c)	9,312	9,382
Amsted Industries, Inc. Tranche B, term loan 7.1037% 10/15/10 (c)	3,528	3,563
Chart Industries, Inc. Tranche B, term loan 6.6179% 10/17/12 (c)	3,724	3,779
Dresser, Inc. Tranche C, term loan 7.07% 4/10/09 (c)	1,520	1,548
Flowserve Corp. term loan 6.3631% 8/10/12 (c)	11,362	11,490
Hexcel Corp. Tranche B, term loan 6.3003% 3/1/12 (c)	5,057	5,107
Invensys International Holding Ltd.:
Tranche A, term loan 7.4482% 3/5/09 (c)	1,927	1,951
Tranche B1, term loan 7.7913% 9/4/09 (c)	6,141	6,210
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Mueller Group, Inc. term loan 6.7464% 10/3/12 (c)	$ 8,080	$ 8,171
Terex Corp.:
term loan 7.3392% 12/31/09 (c)	1,492	1,507
Tranche B, term loan 6.8392% 7/3/09 (c)	7,328	7,402
Walter Industries, Inc. term loan 6.3134% 10/3/12 (c)	6,464	6,537
		66,647
Chemicals - 3.8%
Basell USA, Inc.:
Tranche B2, term loan 6.9063% 8/1/13 (c)	1,730	1,747
Tranche C2, term loan 7.6675% 8/1/14 (c)	1,730	1,747
Brenntag AG Tranche B, term loan 6.92% 1/18/14 (c)	4,000	4,055
Celanese AG Credit-Linked Deposit 6.9% 4/6/09 (c)	6,000	6,075
Celanese Holding LLC term loan 6.4943% 4/6/11 (c)	39,752	40,199
Hercules, Inc. Tranche B, term loan 6.3085% 10/8/10 (c)	5,411	5,465
Huntsman International LLC Tranche B, term loan 6.2331% 8/16/12 (c)	37,532	37,673
INEOS US Finance:
Tranche B, term loan 6.8311% 1/31/13 (c)	9,825	9,960
Tranche C, term loan 7.3311% 1/31/14 (c)	9,825	9,960
Innophos, Inc. Tranche B, term loan 6.8008% 8/13/10 (c)	4,158	4,200
Mosaic Co. Tranche B, term loan 6.1849% 2/21/12 (c)	8,727	8,792
Nalco Co. Tranche B, term loan 6.5598% 11/4/10 (c)	18,536	18,745
Rockwood Specialties Group, Inc. Tranche B, term loan 6.6675% 7/30/12 (c)	14,553	14,699
		163,317
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 1.3%
ACCO Brands Corp. Tranche B, term loan 6.246% 8/17/12 (c)	$ 7,095	$ 7,193
American Achievement Corp. Tranche B, term loan 6.92% 3/25/11 (c)	2,827	2,862
Central Garden & Pet Co. Tranche B, term loan 6.2764% 5/14/09 (c)	975	976
Jarden Corp.:
term loan 6.5269% 1/24/12 (c)	9,550	9,633
Tranche B2, term loan 6.2769% 1/24/12 (c)	3,427	3,440
Jostens IH Corp. Tranche B, term loan 6.7769% 10/4/11 (c)	13,843	14,016
Revlon Consumer Products Corp. term loan 10.2286% 7/9/10 (c)	6,750	6,936
Sealy Mattress Co. Tranche D, term loan 6.1449% 4/6/12 (c)	6,681	6,747
Weight Watchers International, Inc.:
Tranche B, term loan 6.2341% 3/31/10 (c)	1,208	1,220
Tranche C, term loan 6.1023% 3/31/10 (c)	1,975	1,990
		55,013
Containers - 1.5%
Berry Plastics Corp. term loan 6.4469% 12/2/11 (c)	2,234	2,267
BWAY Corp. Tranche B term loan 6.5625% 6/30/11 (c)	4,628	4,675
Crown Holdings, Inc. Tranche B, term loan 6.0038% 11/15/12 (c)	4,320	4,352
Graham Packaging Holdings Co. Tranche B1, term loan 6.7951% 10/4/11 (c)	18,884	19,096
Intertape Polymer, Inc. Tranche B, term loan 6.7389% 7/28/11 (c)	6,910	6,979
Owens-Illinois Group, Inc.:
Tranche A1, term loan 6.18% 4/1/07 (c)	6,328	6,335
Tranche B1, term loan 6.27% 4/1/08 (c)	5,185	5,192
Owens-Illinois, Inc. Tranche C1, term loan 6.35% 4/1/08 (c)	7,360	7,397
Solo Cup Co. term loan 7.0267% 2/27/11 (c)	7,352	7,398
		63,691
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 1.1%
Ameritrade Holding Corp. Tranche B, term loan 6.04% 1/23/13 (c)	$ 20,000	$ 20,100
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B, term loan 6.8181% 3/10/10 (c)	4,476	4,521
LPL Holdings, Inc. Tranche B, term loan 7.8839% 6/28/13 (c)	11,000	10,986
Newkirk Master LP Tranche B, term loan 6.1706% 8/11/08 (c)	4,835	4,865
The Nasdaq Stock Market, Inc. Tranche B, term loan 6.1375% 12/8/11 (c)	7,000	7,061
		47,533
Diversified Media - 0.6%
Adams Outdoor Advertising Ltd. term loan 6.62% 10/18/12 (c)	2,916	2,956
NextMedia Operating, Inc. Tranche 1, term loan 6.4485% 11/18/12 (c)	4,369	4,396
Quebecor Media, Inc. Tranche B, term loan 6.6023% 1/17/13 (c)	5,000	5,063
R.H. Donnelley Corp.:
Tranche A3, term loan 6.2734% 12/31/09 (c)	1,583	1,583
Tranche D1, term loan 5.9929% 6/30/11 (c)	9,990	10,040
Thomson Media, Inc. Tranche B1, term loan 6.85% 11/8/11 (c)	3,411	3,445
		27,483
Electric Utilities - 5.7%
AES Corp. term loan 5.38% 8/10/11 (c)	5,429	5,483
Allegheny Energy Supply Co. LLC term loan 5.8833% 3/8/11 (c)	29,409	29,593
Calpine Generating Co. LLC term loan 8.135% 4/1/09 (c)	16,350	16,922
La Paloma Generating Co. LLC:
Credit-Linked Deposit 6.32% 8/16/12 (c)	525	532
term loan 6.2769% 8/16/12 (c)	3,358	3,379
Midwest Generation LLC term loan 6.363% 4/27/11 (c)	905	914
Mirant North America LLC / Mirant North America Finance Corp. term loan 8.25% 1/3/13 (c)	14,010	14,098
NRG Energy, Inc.:
Credit-Linked Deposit:
6.3019% 12/24/11 (c)	8,094	8,094
6.6238% 1/31/13 (c)	18,566	18,752
term loan 6.57% 1/31/13 (c)	81,434	82,248
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Primary Energy Finance LLC term loan 6.5269% 8/24/12 (c)	$ 1,995	$ 2,017
Riverside Energy Center LLC:
term loan 8.9175% 6/24/11 (c)	6,954	6,954
Credit-Linked Deposit 8.9175% 6/24/11 (c)	327	327
Texas Genco LLC:
Credit-Linked Deposit 6.4663% 12/14/09 (c)	2,000	2,000
term loan 6.4702% 12/14/11 (c)	57,231	57,231
		248,544
Energy - 4.7%
ATP Oil & Gas Corp. term loan 9.7597% 4/14/10 (c)	1,985	2,025
Boart Longyear Holdings, Inc. Tranche 1, term loan 7.53% 7/28/12 (c)	8,978	9,090
Buckeye Pipe Line Co. term loan 6.8763% 12/17/11 (c)	2,867	2,881
Citgo Petroleum Corp. Tranche B, term loan 5.915% 11/15/12 (c)	13,150	13,265
Coffeyville Resources LLC:
Credit-Linked Deposit 6.8625% 7/8/11 (c)	4,800	4,848
Tranche B1, term loan 7.0663% 7/8/12 (c)	7,164	7,236
Dresser-Rand Group, Inc. Tranche B, term loan 6.3942% 10/29/11 (c)	5,190	5,274
El Paso Corp.:
Credit-Linked Deposit 7.33% 11/22/09 (c)	30,438	30,704
term loan 7.3125% 11/22/09 (c)	47,975	48,455
EPCO Holdings, Inc. Tranche B, term loan 6.7133% 8/16/10 (c)	12,870	13,031
Lyondell-Citgo Refining LP term loan 6.5269% 5/21/07 (c)	7,880	7,919
MarkWest Energy Operating Co. LLC term loan 8.5% 12/29/10 (c)	5,000	5,038
Petroleum Geo-Services ASA term loan 7% 12/16/12 (c)	7,000	7,088
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 6.6519% 10/31/12 (c)	3,290	3,307
term loan 6.7384% 10/31/12 (c)	13,675	13,744
Universal Compression, Inc. term loan 6.03% 2/15/12 (c)	9,277	9,358
Vulcan/Plains Resources, Inc. term loan 6.4006% 8/12/11 (c)	5,067	5,124
Williams Production RMT Co. Tranche C, term loan 6.72% 5/30/08 (c)	13,775	13,930
		202,317
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 2.1%
Alliance Atlantis Communications, Inc. Tranche B, term loan 6.0681% 12/19/11 (c)	$ 3,970	$ 3,995
AMC Entertainment, Inc. term loan 6.6588% 1/26/13 (c)	12,510	12,604
Cinemark USA, Inc. term loan 6.5294% 3/31/11 (c)	10,758	10,906
MGM Holdings II, Inc. Tranche B, term loan 6.78% 4/8/12 (c)	34,000	34,383
Regal Cinemas Corp. term loan 6.5269% 11/10/10 (c)	27,546	27,822
		89,710
Environmental - 1.2%
Allied Waste Industries, Inc.:
term loan 6.348% 1/15/12 (c)	37,338	37,665
Tranche A, Credit-Linked Deposit 6.48% 1/15/12 (c)	14,496	14,623
Waste Services, Inc. Tranche B, term loan 8.3795% 3/31/11 (c)	1,985	1,987
		54,275
Food and Drug Retail - 0.7%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 6.9372% 7/30/11 (c)	29,537	29,870
Food/Beverage/Tobacco - 1.6%
Bolthouse Farms, Inc. Tranche 1, term loan 6.9375% 12/16/12 (c)	4,000	4,055
Commonwealth Brands, Inc. term loan 7% 12/22/12 (c)	7,913	8,002
Constellation Brands, Inc. Tranche B, term loan 5.9% 11/30/11 (c)	33,109	33,523
Del Monte Corp. Tranche B, term loan 6.1398% 2/8/12 (c)	1,787	1,807
Doane Pet Care Co. term loan 6.7727% 10/24/12 (c)	6,793	6,878
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B, term loan 6.4813% 12/19/10 (c)	8,755	8,853
Michael Foods, Inc. Tranche B, term loan 6.6587% 11/21/10 (c)	6,548	6,630
Reddy Ice Group, Inc. term loan 6.3185% 8/12/12 (c)	2,000	2,018
		71,766
Gaming - 2.8%
Alliance Gaming Corp. term loan 8.18% 9/5/09 (c)	3,703	3,708
Ameristar Casinos, Inc. term loan 5.8681% 11/10/12 (c)	4,040	4,075
BLB Worldwide Holdings, Inc. Tranche 1, term loan 6.08% 6/30/12 (c)	7,950	8,059
Boyd Gaming Corp. term loan 5.8634% 6/30/11 (c)	13,312	13,446
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Choctaw Resort Development Enterprise term loan 6.933% 11/4/11 (c)	$ 2,358	$ 2,382
Green Valley Ranch Gaming LLC term loan 6.5269% 12/17/11 (c)	3,698	3,739
Herbst Gaming, Inc. term loan 6.2041% 1/7/11 (c)	3,573	3,613
Isle Capri Black Hawk LLC / Isle Capri Black Hawk Capital term loan 6.4043% 10/24/11 (c)	499	502
Marina District Finance Co., Inc. term loan 6.3081% 10/14/11 (c)	8,593	8,636
MGM MIRAGE Tranche A, term loan 6.2838% 4/25/10 (c)	3,000	3,004
Motor City Casino Tranche B, term loan 6.489% 7/29/12 (c)	5,068	5,087
Penn National Gaming, Inc. Tranche B, term loan 6.2936% 7/31/12 (c)	8,977	9,090
Pinnacle Entertainment, Inc. Tranche B, term loan 6.49% 12/14/11 (c)	2,350	2,368
Trump Entertainment Resorts Holdings LP Tranche B, term loan 7.17% 5/20/12 (c)	14,577	14,704
Venetian Casino Resort LLC Tranche B, term loan 6.28% 6/15/11 (c)	24,200	24,351
Wynn Las Vegas LLC term loan 6.685% 12/14/11 (c)	12,650	12,761
		119,525
Healthcare - 6.7%
Accellent, Inc. term loan 6.3938% 11/22/12 (c)	6,080	6,118
AmeriPath, Inc. Tranche B, term loan 6.57% 10/31/13 (c)	3,000	3,030
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 6.7135% 2/7/12 (c)	7,107	7,187
Beverly Enterprises, Inc. term loan 7.025% 10/22/08 (c)	1,955	1,956
Community Health Systems, Inc. term loan 6.16% 8/19/11 (c)	36,118	36,569
Concentra Operating Corp. term loan 6.6896% 9/30/11 (c)	7,980	8,080
CONMED Corp. Tranche C, term loan 6.76% 12/15/09 (c)	378	381
DaVita, Inc. Tranche B, term loan 6.4294% 10/5/12 (c)	48,917	49,650
HCA, Inc. term loan 5.57% 11/9/09 (c)	24,800	24,614
HealthSouth Corp.:
Credit-Linked Deposit 6.6398% 6/14/07 (c)	9,995	9,995
term loan 7.07% 6/14/07 (c)	38,054	38,054
Iasis Healthcare LLC Tranche B, term loan 6.7862% 6/22/11 (c)	14,285	14,463
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Kinetic Concepts, Inc. Tranche B1, term loan 6.28% 8/11/10 (c)	$ 4,963	$ 5,025
LifePoint Hospitals, Inc. Tranche B, term loan 6.185% 4/15/12 (c)	22,589	22,730
Matria Healthcare, Inc.:
Tranche B, term loan 8.75% 1/19/12 (c)	2,718	2,745
Tranche C, term loan 8.75% 1/19/07 (c)	1,282	1,284
Mylan Laboratories, Inc. Tranche B, term loan 6.06% 6/30/10 (c)	4,497	4,548
Psychiatric Solutions, Inc. term loan 6.1503% 7/1/12 (c)	4,862	4,904
Renal Advantage, Inc. Tranche B, term loan 6.97% 9/30/12 (c)	5,297	5,350
Renal Care Group, Inc.:
term loan 6.0445% 2/10/09 (c)	2,681	2,681
Tranche A, term loan 5.81% 2/10/09 (c)	3,000	3,000
Sybron Dental Management, Inc. term loan 6.2864% 6/6/09 (c)	368	370
Team Health, Inc. term loan 6.88% 11/22/12 (c)	14,500	14,645
U.S. Oncology, Inc. Tranche B, term loan 6.7566% 8/20/11 (c)	8,552	8,637
Vanguard Health Holding Co. I term loan 6.9496% 9/23/11 (c)	5,792	5,864
Vicar Operating, Inc. term loan 6.125% 5/16/11 (c)	2,631	2,651
VWR Corp. Tranche B, term loan 7.12% 4/7/11 (c)	5,773	5,867
		290,398
Homebuilding/Real Estate - 2.6%
Apartment Investment & Management Co. term loan 6.42% 11/2/09 (c)	2,100	2,121
Blount, Inc. Tranche B, term loan 6.9509% 8/9/10 (c)	2,570	2,595
Capital Automotive (REIT) term loan 6.31% 12/16/10 (c)	6,000	6,023
CB Richard Ellis Services, Inc. term loan 6.4674% 3/31/10 (c)	8,167	8,249
General Growth Properties, Inc.:
Tranche A, term loan 6.22% 11/12/07 (c)	27,151	27,151
Tranche B, term loan 6.57% 11/12/08 (c)	39,693	39,693
Lion Gables Realty LP term loan 6.1612% 9/30/06 (c)	24,077	24,167
Maguire Properties, Inc. Tranche B, term loan 6.1688% 3/15/10 (c)	1,622	1,626
		111,625
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Hotels - 0.3%
Starwood Hotels & Resorts Worldwide, Inc. term loan 5.8081% 10/9/06 (c)	$ 12,478	$ 12,478
Insurance - 0.0%
Conseco, Inc. term loan 6.47% 6/22/10 (c)	2,341	2,359
Leisure - 1.1%
Mega Bloks, Inc. Tranche B, term loan 6.4375% 7/26/12 (c)	3,970	4,020
Six Flags Theme Park, Inc. Tranche B, term loan 7.05% 6/30/09 (c)	24,205	24,478
Universal City Development Partners Ltd. term loan 6.5037% 6/9/11 (c)	17,909	18,133
Yankees Holdings LP term loan 6.8513% 6/25/07 (c)	943	943
		47,574
Metals/Mining - 1.7%
Alpha National Resources LLC / Alpha National Resources Capital Corp. Tranche B, term loan 6.32% 10/26/12 (c)	6,000	6,008
Compass Minerals Tranche B, term loan 6.0371% 12/22/12 (c)	7,880	7,919
Foundation Pennsylvania Coal Co. Tranche B, term loan 6.3469% 7/30/11 (c)	17,605	17,825
Murray Energy Corp. Tranche 1, term loan 7.56% 1/28/10 (c)	2,978	2,978
Novelis, Inc. term loan 6.44% 1/7/12 (c)	15,924	16,143
Peabody Energy Corp. term loan 5.262% 3/21/10 (c)	14,750	14,768
Stillwater Mining Co. term loan 7.875% 7/30/10 (c)	2,345	2,369
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.3502% 3/23/11 (c)	4,958	4,883
		72,893
Paper - 2.3%
Appleton Papers, Inc. term loan 6.1516% 6/11/10 (c)	3,687	3,724
Boise Cascade Holdings LLC Tranche B, term loan 6.2897% 10/26/11 (c)	24,342	24,647
Buckeye Technologies, Inc. term loan 6.2842% 3/15/08 (c)	3,209	3,209
Graphic Packaging International, Inc. Tranche B, term loan 6.9837% 8/8/10 (c)	15,413	15,625
NewPage Corp. term loan 7.5625% 5/2/11 (c)	5,970	6,030
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 6.4623% 11/1/10 (c)	4,164	4,211
Tranche B, term loan 6.4876% 11/1/11 (c)	26,589	26,889
Tranche C, term loan 6.5612% 11/1/11 (c)	7,860	7,949
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Smurfit-Stone Container Enterprises, Inc.: - continued
Tranche C1, term loan 6.5612% 11/1/11 (c)	$ 2,831	$ 2,862
Xerium Technologies, Inc. Tranche B, term loan 6.5269% 5/18/12 (c)	4,975	4,981
		100,127
Publishing/Printing - 2.0%
American Media Operations, Inc. Tranche B, term loan 7.38% 1/30/13 (c)	670	677
CBD Media, Inc. Tranche D, term loan 6.99% 12/31/09 (c)	5,697	5,782
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 5.7232% 11/8/08 (c)	2,844	2,844
Tranche B, term loan 6.1861% 5/8/09 (c)	7,927	7,996
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 5.7838% 9/9/09 (c)	2,476	2,476
Tranche B, term loan 6.2515% 3/9/10 (c)	15,747	15,885
Tranche B1, term loan 6.0567% 3/10/10 (c)	18,000	18,113
Herald Media, Inc. term loan 7.28% 7/22/11 (c)	2,455	2,458
Liberty Group Operating, Inc. Tranche B, term loan 6.6875% 2/28/12 (c)	1,605	1,619
R.H. Donnelley Corp. Tranche B2, term loan 6.2593% 6/30/11 (c)	27,987	28,232
Sun Media Corp. Canada Tranche B, term loan 6.6675% 2/7/09 (c)	1,723	1,744
		87,826
Railroad - 0.5%
Kansas City Southern Railway Co. Tranche B1, term loan 5.9068% 3/30/08 (c)	16,887	16,951
RailAmerica, Inc. term loan 6.6875% 9/29/11 (c)	5,547	5,616
		22,567
Restaurants - 1.0%
Arby's Restaurant Group, Inc. Tranche B, term loan 6.7519% 7/25/12 (c)	4,975	5,019
Burger King Corp. Tranche B, term loan 6.2809% 6/30/12 (c)	17,532	17,685
CKE Restaurants, Inc. term loan 6.5% 5/1/10 (c)	1,288	1,298
Domino's, Inc. term loan 6.0625% 6/25/10 (c)	8,624	8,710
El Pollo Loco, Inc. Tranche B, term loan 7.5596% 11/18/11 (c)	2,000	2,023
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
Jack in the Box, Inc. term loan 5.9855% 1/8/11 (c)	$ 3,525	$ 3,551
Landry's Seafood Restaurants, Inc. term loan 5.9511% 12/28/10 (c)	6,039	6,084
		44,370
Services - 1.8%
CACI International, Inc. term loan 5.785% 4/30/11 (c)	4,962	5,006
Coinmach Corp. Tranche B1, term loan 7.0313% 12/19/12 (c)	6,000	6,083
Coinstar, Inc. term loan 6.55% 7/1/11 (c)	6,091	6,182
Hertz Corp.:
Credit-Linked Deposit 6.75% 12/21/12 (c)	1,778	1,804
Tranche B, term loan 8.75% 12/21/12 (c)	12,139	12,321
Tranche DD, term loan LIBOR + 2.5% 12/21/12 (c)	2,084	2,091
IAP Worldwide Services, Inc. Tranche 1, term loan 7.625% 12/27/12 (c)	3,000	3,030
Iron Mountain, Inc.:
term loan 6.1875% 4/2/11 (c)	11,224	11,308
Tranche R, term loan 6.2188% 4/2/11 (c)	4,950	4,987
JohnsonDiversey, Inc.:
Tranche B, term loan 7.1823% 12/16/11 (c)	1,491	1,506
Tranche B, term loan 6.7662% 11/3/09 (c)	2,564	2,564
Tranche DD, term loan LIBOR + 2.5% 12/16/10 (c)	509	512
Rural/Metro Corp.:
Credit-Linked Deposit 6.9188% 3/4/11 (c)	408	413
term loan 7.0589% 3/4/11 (c)	1,409	1,427
The Geo Group, Inc. term loan 6.5586% 9/14/11 (c)	1,303	1,316
United Rentals, Inc.:
term loan 6.79% 2/14/11 (c)	7,136	7,207
Tranche B, Credit-Linked Deposit 6.73% 2/14/11 (c)	1,259	1,271
US Investigations Services, Inc.:
term loan 7% 10/14/12 (c)	5,985	6,015
Tranche C, term loan 7.04% 10/14/12 (c)	2,000	2,010
		77,053
Shipping - 0.2%
Baker Tanks, Inc.:
term loan LIBOR + 2.5% 11/23/12 (c)	107	107
Tranche B, term loan 7.1231% 11/23/12 (c)	891	900
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Shipping - continued
Horizon Lines LLC Tranche B, term loan 6.78% 7/7/11 (c)	$ 3,792	$ 3,840
Ozburn Hessey Holding Co. LLC term loan 7.2896% 8/9/12 (c)	2,522	2,554
		7,401
Super Retail - 0.9%
Alimentation Couche-Tard, Inc. term loan 6.3125% 12/17/10 (c)	1,560	1,568
Buhrmann US, Inc. Tranche B1, term loan 6.1989% 12/31/10 (c)	5,605	5,661
Neiman Marcus Group, Inc. term loan 6.9469% 4/6/13 (c)	15,190	15,266
The Pep Boys - Manny, Moe & Jack term loan 7.54% 1/27/11 (c)	2,360	2,392
Toys 'R' US, Inc. term loan 7.3913% 12/9/08 (c)	16,000	15,900
		40,787
Technology - 4.3%
AMI Semiconductor, Inc. term loan 6.06% 4/1/12 (c)	4,967	4,992
Anteon International Corp. term loan 6.3181% 12/31/10 (c)	6,875	6,944
Avago Technologies Finance Ltd. term loan 6.8213% 12/5/12 (c)	8,920	8,920
Eastman Kodak Co. term loan 6.7011% 10/20/12 (c)	9,176	9,245
Fairchild Semiconductor Corp. Tranche B3, term loan 6.313% 12/31/10 (c)	8,910	9,010
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.9369% 3/9/11 (c)	1,990	2,012
Tranche B, term loan 6.1869% 3/9/13 (c)	33,880	34,092
Global Imaging Systems, Inc. term loan 5.9821% 5/10/10 (c)	2,709	2,726
K & F Industries, Inc. term loan 6.873% 11/18/12 (c)	7,235	7,334
ON Semiconductor Corp. Tranche G, term loan 7.3% 12/15/11 (c)	5,928	5,965
SSA Global Technologies, Inc. term loan 6.52% 9/22/11 (c)	3,980	4,000
SunGard Data Systems, Inc. Tranche B, term loan 6.81% 2/10/13 (c)	69,628	70,411
Verifone, Inc. Tranche B, term loan 6.6675% 6/30/11 (c)	2,866	2,898
Xerox Corp. term loan 6.22% 9/30/08 (c)	19,000	19,166
		187,715
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 4.9%
AAT Communications Corp.:
Tranche 2, term loan 7.1563% 7/29/13 (c)	$ 2,760	$ 2,777
Tranche B1, term loan 6.16% 7/27/12 (c)	17,620	17,686
Alaska Communications Systems Holding term loan:
6.5269% 2/1/12 (c)	8,000	8,040
6.5269% 2/1/12 (c)	1,000	1,005
Centennial Cellular Operating Co. LLC term loan 6.6213% 2/9/11 (c)	15,635	15,791
Cincinnati Bell, Inc. Tranche B, term loan 5.8997% 8/31/12 (c)	12,968	13,049
Consolidated Communications, Inc. Tranche B term loan 6.3675% 10/14/11 (c)	2,000	2,018
Intelsat Ltd. term loan 6.3125% 7/28/11 (c)	26,441	26,705
Iowa Telecommunication Services, Inc. Tranche B, term loan 6.295% 11/23/11 (c)	4,000	4,040
Level 3 Communications, Inc. term loan 11.42% 12/2/11 (c)	3,000	3,165
Madison River Capital LLC/Madison River Finance Corp. Tranche B, term loan 7.05% 7/29/12 (c)	5,000	5,050
New Skies Satellites BV term loan 6.75% 5/2/11 (c)	3,983	3,993
Nextel Partners Operating Corp. Tranche D, term loan 5.91% 5/31/12 (c)	18,000	18,000
NTELOS, Inc. Tranche B, term loan 7.07% 8/24/11 (c)	6,930	7,017
Qwest Corp.:
Tranche A, term loan 9.22% 6/30/07 (c)	36,400	37,356
Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,220
Time Warner Telecom Holdings, Inc. Tranche B, term loan 6.9248% 11/30/10 (c)	2,710	2,754
Triton PCS, Inc. term loan 7.82% 11/18/09 (c)	7,868	7,887
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 6.04% 2/14/12 (c)	9,135	9,158
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.24% 9/21/13 (c)	7,500	7,500
Tranche C, term loan 7.74% 9/21/14 (c)	7,500	7,500
		211,711
Textiles & Apparel - 0.2%
William Carter Co. term loan 6.2518% 6/29/12 (c)	8,601	8,687
TOTAL FLOATING RATE LOANS (Cost $3,226,520)		3,249,584
Nonconvertible Bonds - 13.7%
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.1%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	$ 6,000	$ 5,894
Automotive - 0.5%
Ford Motor Credit Co. 5.29% 11/16/06 (c)	16,000	15,871
General Motors Acceptance Corp.:
5.22% 3/20/07 (c)	2,000	1,939
5.5% 1/16/07 (c)	1,000	976
6.125% 9/15/06	2,000	1,979
		20,765
Broadcasting - 0.3%
Radio One, Inc. 8.875% 7/1/11	7,000	7,350
XM Satellite Radio, Inc. 9.75% 5/1/09 (c)	4,700	4,765
		12,115
Cable TV - 2.6%
Cablevision Systems Corp. 8.7163% 4/1/09 (c)	5,000	5,094
CSC Holdings, Inc.:
7.25% 7/15/08	2,000	2,010
7.875% 12/15/07	13,000	13,212
10.5% 5/15/16	2,000	2,140
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	2,110
EchoStar DBS Corp.:
5.75% 10/1/08	4,000	3,940
7.125% 2/1/16 (b)	3,500	3,452
7.5% 10/1/08 (c)	79,285	81,069
		113,027
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,001
Chemicals - 0.2%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,190
NOVA Chemicals Corp. 7.5469% 11/15/13 (b)(c)	6,000	6,075
		8,265
Containers - 0.1%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	3,000	3,124
Diversified Financial Services - 0.3%
Residential Capital Corp. 5.8956% 6/29/07 (c)	11,000	11,075
Diversified Media - 0.6%
Liberty Media Corp. 5.9913% 9/17/06 (c)	26,000	26,135
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 1.1%
AES Corp. 8.75% 6/15/08	$ 3,000	$ 3,139
CMS Energy Corp. 9.875% 10/15/07	12,000	12,825
NRG Energy, Inc. 7.375% 2/1/16	20,000	20,375
Power Contract Financing LLC 5.2% 2/1/06 (b)	252	246
Sierra Pacific Resources 6.75% 8/15/17 (b)	3,000	3,023
TECO Energy, Inc.:
6.125% 5/1/07	4,000	4,030
6.25% 5/1/10 (c)	5,000	5,100
		48,738
Energy - 1.7%
El Paso Corp.:
6.5% 5/15/06 (b)	6,000	6,000
7.5% 8/15/06 (b)	2,000	2,016
7.625% 8/16/07	4,000	4,090
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,404
Parker Drilling Co. 9.16% 9/1/10 (c)	5,000	5,188
Pemex Project Funding Master Trust 5.7913% 6/15/10 (b)(c)	18,000	18,504
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,160
9.5% 2/1/13	2,000	2,240
Sonat, Inc. 7.625% 7/15/11	3,000	3,135
Southern Natural Gas Co. 8.875% 3/15/10	840	900
Williams Companies, Inc. 6.53% 10/1/10 (b)(c)	17,000	17,340
Williams Companies, Inc. Credit Linked Certificate Trust IV 7.5106% 5/1/09 (b)(c)	7,000	7,333
		72,310
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8.59% 8/15/10 (c)	9,000	9,158
Food and Drug Retail - 0.2%
Rite Aid Corp. 12.5% 9/15/06	8,000	8,330
Food/Beverage/Tobacco - 0.0%
Canandaigua Brands, Inc. 8.625% 8/1/06	1,000	1,018
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,173
10.25% 8/1/07	2,000	2,130
Mirage Resorts, Inc. 6.75% 8/1/07	3,000	3,045
		7,348
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 0.2%
HealthSouth Corp.:
7% 6/15/08	$ 3,000	$ 3,015
7.375% 10/1/06	4,000	4,025
Service Corp. International (SCI) 6.5% 3/15/08	2,000	2,025
		9,065
Leisure - 0.1%
Universal City Florida Holding Co. I/II 9% 5/1/10 (c)	5,140	5,191
Metals/Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	8,000	8,080
10.125% 2/1/10	13,470	14,682
		22,762
Paper - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.475% 10/15/12 (c)	2,190	2,124
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	6,000	6,458
R.H. Donnelley Finance Corp. III 8.875% 1/15/16 (b)	4,000	4,040
		10,498
Shipping - 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,040
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,403
		5,443
Steels - 0.3%
Ispat Inland ULC 11.28% 4/1/10 (c)	13,000	13,488
Super Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8.405% 10/1/11 (b)(c)	10,000	10,100
Technology - 0.6%
Freescale Semiconductor, Inc. 7.35% 7/15/09 (c)	24,000	24,540
Telecommunications - 3.2%
AirGate PCS, Inc. 8.35% 10/15/11 (c)	4,000	4,140
America Movil SA de CV 5.2598% 4/27/07 (c)	1,000	1,003
Dobson Cellular Systems, Inc. 9% 11/1/11 (c)	8,000	8,320
Intelsat Ltd. 9.6094% 1/15/12 (b)(c)	7,000	7,131
Qwest Communications International, Inc. 7.84% 2/15/09 (c)	5,000	5,106
Qwest Corp. 7.7413% 6/15/13 (b)(c)	47,150	50,804
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Rogers Communications, Inc.:
6.375% 3/1/14	$ 3,000	$ 3,008
7.6163% 12/15/10 (c)	38,450	39,555
Rural Cellular Corp.:
8.25% 3/15/12	4,000	4,230
8.9913% 3/15/10 (c)	13,000	13,293
		136,590
Textiles & Apparel - 0.0%
Levi Strauss & Co. 9.28% 4/1/12 (c)	2,000	2,045
TOTAL NONCONVERTIBLE BONDS (Cost $585,509)		592,149
U.S. Treasury Obligations - 0.4%

U.S. Treasury Notes 3.375% 2/28/07 (Cost $16,953)	17,000	16,784
Money Market Funds - 15.2%
	Shares
Fidelity Cash Central Fund, 4.46% (a)	478,699,492	478,699
Fidelity Money Market Central Fund, 4.5% (a)	180,876,443	180,876
TOTAL MONEY MARKET FUNDS (Cost $659,575)		659,575
Cash Equivalents - 0.5%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.35%, dated 1/31/06 due 2/1/06) (Cost $23,618)	$ 23,621	23,618
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $4,512,175)		4,541,710
NET OTHER ASSETS - (4.7)%		(204,488)
NET ASSETS - 100%		$ 4,337,222
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $136,064,000 or 3.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,458
Fidelity Money Market Central Fund	1,932
Total	$ 7,390
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,511,909,000. Net unrealized appreciation aggregated $29,801,000, of which $33,346,000 related to appreciated investment securities and $3,545,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Government
Investment Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813059.101

AGOV-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 64.7%
	Principal Amount	Value
U.S. Government Agency Obligations - 29.7%
Fannie Mae:
3.125% 12/15/07	$ 5,000,000	$ 4,853,035
3.25% 8/15/08	4,812,000	4,637,940
3.625% 3/15/07	34,223,000	33,768,827
4.25% 5/15/09	4,500,000	4,426,974
4.5% 10/15/08	7,372,000	7,320,462
4.625% 1/15/08	36,500,000	36,398,457
4.75% 12/15/10	10,800,000	10,772,773
6% 5/15/08	2,718,000	2,789,111
6.25% 2/1/11	24,260,000	25,543,160
6.625% 9/15/09	1,620,000	1,717,252
Federal Home Loan Bank:
3.8% 12/22/06	1,025,000	1,015,910
5.8% 9/2/08	9,965,000	10,179,447
Freddie Mac:
4% 8/17/07	880,000	869,290
4.125% 4/2/07	34,613,000	34,330,973
4.75% 1/19/16	22,800,000	22,500,340
5% 1/30/14	25,000,000	24,563,800
5.875% 3/21/11	6,960,000	7,228,030
7% 3/15/10	7,294,000	7,881,182
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	97,773	99,670
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-A, 7.12% 4/15/06	499,632	501,786
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-A, 7.39% 6/26/06	375,000	380,329
Israeli State (guaranteed by U.S. Government through Agency for International Development):
6.6% 2/15/08	8,581,396	8,746,785
6.8% 2/15/12	5,000,000	5,388,445
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	1,046,153	1,111,538
6.99% 5/21/16	3,787,500	4,136,518
Private Export Funding Corp.:
secured:
5.34% 3/15/06	4,640,000	4,643,475
5.66% 9/15/11 (a)	2,610,000	2,706,784
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
secured:
5.685% 5/15/12	$ 3,845,000	$ 4,012,084
6.67% 9/15/09	1,380,000	1,466,068
3.375% 2/15/09	610,000	586,487
4.55% 5/15/15	2,975,000	2,899,712
4.974% 8/15/13	2,850,000	2,862,141
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	4,950,201	4,951,106
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,112,520
5.96% 8/1/09	1,800,000	1,829,527
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	60,000	61,024
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		289,292,962
U.S. Treasury Inflation Protected Obligations - 7.4%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	16,829,549	17,797,203
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	25,770,004	24,702,717
1.875% 7/15/15	30,179,655	29,891,862
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		72,391,782
U.S. Treasury Obligations - 27.6%
U.S. Treasury Bonds:
6.125% 8/15/29	37,450,000	44,817,127
6.25% 8/15/23	1,500,000	1,765,782
8% 11/15/21	11,794,000	16,040,760
12% 8/15/13	10,000,000	11,781,250
U.S. Treasury Notes:
3.375% 10/15/09	17,550,000	16,882,275
3.5% 8/15/09	3,229,000	3,124,309
3.75% 5/15/08	40,810,000	40,154,795
3.875% 7/31/07	15,439,000	15,289,427
4% 8/31/07	908,000	900,516
4.25% 8/15/13	11,670,000	11,454,829
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 11/15/13	$ 37,610,000	$ 36,884,240
4.75% 5/15/14	68,550,000	69,497,905
TOTAL U.S. TREASURY OBLIGATIONS		268,593,215
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $634,424,901)		630,277,959
U.S. Government Agency - Mortgage Securities - 19.0%

Fannie Mae - 16.1%
3.476% 4/1/34 (c)	275,465	274,167
3.723% 1/1/35 (c)	172,297	169,315
3.752% 10/1/33 (c)	120,598	117,834
3.756% 12/1/34 (c)	144,558	142,468
3.788% 12/1/34 (c)	33,180	32,530
3.791% 6/1/34 (c)	537,655	517,673
3.82% 6/1/33 (c)	82,371	80,718
3.825% 1/1/35 (c)	114,602	112,448
3.847% 1/1/35 (c)	324,372	318,387
3.869% 1/1/35 (c)	205,652	204,893
3.877% 6/1/33 (c)	475,213	467,370
3.889% 12/1/34 (c)	99,394	98,955
3.902% 10/1/34 (c)	138,340	136,745
3.945% 5/1/34 (c)	43,032	43,719
3.948% 11/1/34 (c)	219,904	217,729
3.958% 1/1/35 (c)	148,893	147,546
3.971% 5/1/33 (c)	44,732	44,180
3.981% 12/1/34 (c)	112,324	111,396
3.983% 12/1/34 (c)	751,568	747,834
3.984% 12/1/34 (c)	139,456	138,361
3.988% 1/1/35 (c)	93,763	93,088
3.991% 2/1/35 (c)	100,555	99,645
4% 9/1/18	2,858,461	2,726,546
4.014% 12/1/34 (c)	71,881	71,277
4.026% 1/1/35 (c)	203,722	202,396
4.03% 2/1/35 (c)	97,496	96,523
4.037% 1/1/35 (c)	61,511	61,186
4.039% 10/1/18 (c)	115,409	113,510
4.053% 4/1/33 (c)	41,324	41,160
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.057% 1/1/35 (c)	$ 95,505	$ 94,513
4.063% 12/1/34 (c)	200,947	199,589
4.075% 1/1/35 (c)	193,489	191,697
4.094% 2/1/35 (c)	78,498	78,038
4.097% 2/1/35 (c)	192,012	190,334
4.101% 2/1/35 (c)	77,834	77,168
4.105% 2/1/35 (c)	372,017	369,271
4.111% 1/1/35 (c)	209,439	207,374
4.114% 11/1/34 (c)	160,501	159,080
4.121% 1/1/35 (c)	377,273	373,928
4.123% 1/1/35 (c)	197,620	196,875
4.127% 2/1/35 (c)	222,080	220,188
4.144% 1/1/35 (c)	307,607	307,025
4.159% 2/1/35 (c)	193,727	192,319
4.171% 1/1/35 (c)	168,350	167,033
4.176% 11/1/34 (c)	56,723	56,283
4.179% 1/1/35 (c)	379,467	376,365
4.181% 1/1/35 (c)	235,053	230,358
4.188% 10/1/34 (c)	293,359	293,572
4.205% 3/1/34 (c)	110,914	109,488
4.25% 2/1/35 (c)	133,287	130,617
4.255% 1/1/34 (c)	376,789	372,406
4.277% 1/1/35 (c)	115,571	114,768
4.278% 2/1/35 (c)	71,981	71,317
4.288% 8/1/33 (c)	248,435	245,809
4.292% 7/1/34 (c)	86,341	87,027
4.295% 3/1/35 (c)	120,459	119,355
4.297% 3/1/33 (c)	167,053	166,051
4.301% 10/1/34 (c)	68,250	68,333
4.313% 3/1/33 (c)	57,060	56,092
4.316% 5/1/35 (c)	172,023	170,202
4.324% 10/1/33 (c)	64,991	64,109
4.327% 12/1/34 (c)	76,774	76,677
4.339% 9/1/34 (c)	181,379	179,953
4.348% 1/1/35 (c)	132,710	130,797
4.354% 1/1/35 (c)	150,397	148,274
4.364% 9/1/34 (c)	482,034	478,333
4.368% 4/1/35 (c)	80,340	79,283
4.378% 6/1/33 (c)	83,903	83,283
4.403% 5/1/35 (c)	374,941	369,736
4.409% 10/1/34 (c)	730,354	720,591
4.439% 10/1/34 (c)	607,663	604,551
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.44% 3/1/35 (c)	$ 155,106	$ 152,829
4.445% 4/1/34 (c)	193,898	192,514
4.467% 8/1/34 (c)	372,369	367,952
4.477% 1/1/35 (c)	184,472	183,730
4.481% 5/1/35 (c)	81,736	80,694
4.5% 2/1/18 to 9/1/33	16,140,305	15,451,404
4.517% 8/1/34 (c)	880,980	888,380
4.541% 2/1/35 (c)	124,344	123,364
4.542% 2/1/35 (c)	770,719	769,827
4.544% 7/1/34 (c)	198,716	197,583
4.545% 7/1/35 (c)	464,480	459,766
4.56% 2/1/35 (c)	76,456	76,524
4.561% 1/1/35 (c)	291,786	291,741
4.577% 9/1/34 (c)	547,480	543,073
4.581% 9/1/34 (c)	2,664,435	2,639,021
4.584% 2/1/35 (c)	592,354	585,821
4.605% 8/1/34 (c)	187,947	186,941
4.627% 1/1/33 (c)	95,181	95,213
4.629% 9/1/34 (c)	56,381	56,154
4.637% 10/1/35 (c)	92,394	91,469
4.653% 3/1/35 (c)	69,270	69,341
4.687% 3/1/35 (c)	992,218	992,471
4.712% 10/1/32 (c)	37,442	37,527
4.728% 2/1/33 (c)	28,051	28,077
4.73% 7/1/34 (c)	348,068	345,069
4.732% 10/1/32 (c)	38,847	38,921
4.808% 12/1/32 (c)	165,996	166,646
4.814% 2/1/33 (c)	210,145	209,654
4.815% 5/1/33 (c)	10,658	10,668
4.825% 12/1/34 (c)	131,817	131,138
4.83% 1/1/35 (c)	30,039	30,054
4.835% 8/1/34 (c)	150,370	149,183
4.898% 10/1/35 (c)	399,844	397,929
4.904% 12/1/32 (c)	15,690	15,702
4.98% 11/1/32 (c)	102,596	103,772
5% 8/1/35 to 11/1/35	24,710,772	23,883,843
5% 2/1/36 (b)	5,000,000	4,831,250
5.031% 2/1/35 (c)	72,291	72,485
5.035% 11/1/34 (c)	28,624	28,614
5.046% 7/1/34 (c)	85,399	85,458
5.105% 5/1/35 (c)	883,213	886,060
5.106% 9/1/34 (c)	170,052	169,799
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.197% 6/1/35 (c)	$ 628,355	$ 629,114
5.216% 8/1/33 (c)	204,611	203,604
5.276% 3/1/35 (c)	89,550	89,713
5.333% 7/1/35 (c)	89,572	89,667
5.349% 12/1/34 (c)	259,683	259,606
5.5% 3/1/13 to 11/1/35	42,376,228	42,406,020
5.5% 2/1/36 (b)	18,000,000	17,803,125
6% 1/1/18	414,030	423,232
6% 2/1/36 (b)	5,000,000	5,048,438
6.5% 12/1/24 to 3/1/35	13,761,572	14,141,234
7% 4/1/26 to 7/1/32	2,710,053	2,819,485
7.5% 3/1/28 to 4/1/29	33,412	35,074
8.5% 9/1/16 to 1/1/17	20,426	21,957
9% 11/1/11 to 5/1/14	251,906	268,340
9.5% 11/1/06 to 5/1/20	163,360	175,792
11.5% 6/15/19	47,025	51,508
12.5% 8/1/15	1,704	1,876
		156,843,107
Freddie Mac - 2.6%
4.055% 12/1/34 (c)	143,905	142,379
4.113% 12/1/34 (c)	201,207	197,769
4.176% 1/1/35 (c)	565,026	555,803
4.288% 3/1/35 (c)	174,535	172,740
4.296% 5/1/35 (c)	309,635	306,096
4.305% 12/1/34 (c)	167,519	164,474
4.366% 2/1/35 (c)	363,544	360,233
4.445% 3/1/35 (c)	165,431	161,741
4.465% 6/1/35 (c)	260,652	256,803
4.49% 3/1/35 (c)	174,883	171,180
4.49% 3/1/35 (c)	1,238,029	1,217,766
4.782% 10/1/32 (c)	25,834	25,879
4.996% 3/1/33 (c)	70,683	70,222
5.013% 4/1/35 (c)	956,152	954,411
5.326% 8/1/33 (c)	83,439	84,509
5.5% 2/1/36 (b)	10,000,000	9,896,875
5.651% 4/1/32 (c)	41,847	42,512
6% 11/1/32 to 11/1/33	8,613,339	8,714,767
6.5% 3/1/35	721,265	738,862
7.5% 3/1/15 to 3/1/16	581,637	609,953
8.5% 2/1/10	12,813	13,509
9% 10/1/08 to 10/1/20	44,472	46,984
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
9.5% 5/1/21 to 7/1/21	$ 62,175	$ 67,667
11% 7/1/13 to 5/1/14	102,699	112,902
12.5% 2/1/10 to 6/1/19	24,754	27,025
		25,113,061
Government National Mortgage Association - 0.3%
6.5% 6/20/34	2,707,286	2,808,119
7.5% 9/15/06 to 8/15/29	64,711	65,997
8% 12/15/23	392,163	420,125
9% 12/15/09	1,309	1,312
10.5% 12/15/17 to 1/20/18	48,919	54,300
13.5% 7/15/11	10,004	11,187
		3,361,040
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $186,701,067)		185,317,208
Asset-Backed Securities - 0.7%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 4.68% 9/25/35 (c) (Cost $6,360,000)	6,360,000	6,365,369
Collateralized Mortgage Obligations - 15.5%

U.S. Government Agency - 15.5%
Fannie Mae:
floater Series 2003-25 Class CF, 4.88% 3/25/17 (c)	2,684,705	2,693,492
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	2,199,923	2,275,140
Series 1993-160 Class PK, 6.5% 11/25/22	133,694	133,274
Series 1993-187 Class L, 6.5% 7/25/23	987,993	1,008,085
Series 1994-27 Class PJ, 6.5% 6/25/23	651,120	653,144
Series 2003-39 Class PV, 5.5% 9/25/22	1,845,000	1,841,541
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.51% 8/25/31 (c)	1,146,802	1,171,713
Series 2002-49 Class FB, 5.08% 11/18/31 (c)	1,573,666	1,595,663
Series 2002-60 Class FV, 5.53% 4/25/32 (c)	324,050	333,274
Series 2002-68 Class FH, 4.98% 10/18/32 (c)	1,317,539	1,333,893
Series 2002-75 Class FA, 5.53% 11/25/32 (c)	663,814	683,132
Series 2003-122 Class FL, 4.88% 7/25/29 (c)	559,112	561,950
Series 2003-131 Class FM, 4.93% 12/25/29 (c)	421,711	422,832
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2003-15 Class WF, 4.88% 8/25/17 (c)	$ 683,820	$ 686,701
Series 2004-31 Class F, 4.83% 6/25/30 (c)	1,002,264	1,003,178
Series 2004-33 Class FW, 4.93% 8/25/25 (c)	956,655	959,421
Series 2004-54 Class FE, 5.68% 2/25/33 (c)	522,097	527,900
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	812,095	814,091
Series 2002-18 Class PC, 5.5% 4/25/17	1,170,000	1,185,955
Series 2003-67 Class GL, 3% 1/25/25	5,000,000	4,856,406
Series 2003-73 Class GA, 3.5% 5/25/31	5,093,422	4,775,694
Series 2003-91 Class HA, 4.5% 11/25/16	1,465,000	1,443,877
Series 2004-21 Class QE, 4.5% 11/25/32	1,500,000	1,412,949
sequential pay:
Series 2001-46 Class ZG, 6% 9/25/31	7,815,424	7,901,446
Series 2002-79 Class Z, 5.5% 11/25/22	3,543,868	3,466,589
Series 2005-41 Class WY, 5.5% 5/25/25	2,630,000	2,605,838
Series 2005-55 Class LY, 5.5% 7/25/25	2,580,000	2,566,495
Freddie Mac:
planned amortization class Series 2512 Class PG, 5.5% 10/15/22	2,000,000	1,990,651
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	434,140	439,302
Series 2343 Class VD, 7% 8/15/16	3,665,002	3,682,662
Series 2361 Class KB, 6.25% 1/15/28	1,926,355	1,929,566
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,098,371
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.45% 1/15/32 (c)	1,254,232	1,279,966
Class PF, 5.45% 12/15/31 (c)	1,080,000	1,106,711
Series 2410 Class PF, 5.45% 2/15/32 (c)	2,475,000	2,533,776
Series 2530 Class FE, 5.07% 2/15/32 (c)	904,130	916,173
Series 2553 Class FB, 4.97% 3/15/29 (c)	2,975,000	2,991,079
Series 2577 Class FW, 4.97% 1/15/30 (c)	2,204,672	2,217,084
Series 2625 Class FJ, 4.77% 7/15/17 (c)	1,609,687	1,611,810
Series 2861 Class GF, 4.77% 1/15/21 (c)	581,301	581,627
Series 2994 Class FB, 4.62% 6/15/20 (c)	807,996	805,935
Series 3008 Class SM, 0% 7/15/35 (c)	464,164	490,346
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2625 Class QX, 2.25% 3/15/22	$ 206,084	$ 200,195
Series 1141 Class G, 9% 9/15/21	143,361	143,069
Series 1671 Class G, 6.5% 8/15/23	3,793,377	3,802,291
Series 1727 Class H, 6.5% 8/15/23	898,583	901,045
Series 2389 Class DA, 5.37% 11/15/30 (c)	2,558,735	2,576,631
Series 2543 CLass PM, 5.5% 8/15/18	759,010	760,505
Series 2587 Class UP, 4% 8/15/25	4,575,651	4,540,314
Series 2622 Class PE, 4.5% 5/15/18	2,640,000	2,504,455
Series 2628 Class OE, 4.5% 6/15/18	1,600,000	1,543,364
Series 2640:
Class GE, 4.5% 7/15/18	3,660,000	3,529,104
Class GR, 3% 3/15/10	932,613	926,992
Class QG, 2% 4/15/22	271,604	262,918
Series 2660 Class ML, 3.5% 7/15/22	10,000,000	9,755,153
Series 2676 Class QA, 3% 8/15/16	972,973	965,656
Series 2683 Class UH, 3% 3/15/19	2,333,612	2,306,176
Series 2755 Class LC, 4% 6/15/27	1,655,000	1,583,949
Series 2802 Class OB, 6% 5/15/34	1,325,000	1,364,402
Series 2810 Class PD, 6% 6/15/33	995,000	1,008,200
Series 2828 Class JA, 4.5% 1/15/10	1,194,712	1,189,433
sequential pay:
Series 2448 Class VH, 6.5% 5/15/18	2,162,213	2,167,625
Series 2492 Class A, 5.25% 5/15/29 (b)	1,633,865	1,631,140
Series 2546 Class MJ, 5.5% 3/15/23	2,861,239	2,849,727
Series 2587 Class AD, 4.71% 3/15/33	5,784,746	5,148,700
Series 2601 Class TB, 5.5% 4/15/23	869,000	869,000
Series 2617 Class GW, 3.5% 6/15/16	2,261,971	2,200,496
Series 2675 Class CB, 4% 5/15/16	2,754,360	2,674,644
Series 2677 Class HG, 3% 8/15/12	3,004,433	2,940,467
Series 2683 Class JA, 4% 10/15/16	2,802,118	2,715,022
Series 2750 Class ZT, 5% 2/15/34	946,307	850,172
Series 2773 Class HC, 4.5% 4/15/19	703,518	662,047
Series 3007 Class EW, 5.5% 7/15/25	1,135,000	1,138,317
Series 2769 Class BU, 5% 3/15/34	885,935	837,035
Series 2877 Class JC, 5% 10/15/34	1,578,681	1,515,919
Series 2907 Class HZ, 5% 12/15/34	305,318	304,768
Series 2931 Class ZK, 4.5% 2/15/20	117,494	117,283
Series 2949 Clas ZW, 5% 3/15/35	253,089	252,594
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 3018 Class ZA, 5.5% 8/15/35	$ 246,441	$ 245,953
Series FHR 2781 Class KK, 5.5% 6/15/33	2,748,613	2,738,807
target amortization class Series 2156 Class TC, 6.25% 5/15/29	3,622,640	3,685,696
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	2,723	2,716
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $152,084,990)		151,000,712
Commercial Mortgage Securities - 0.3%

Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	1,569,392	1,610,981
Freddie Mac Multi-class participation certificates guaranteed floater Series 2448 Class FT, 5.47% 3/15/32 (c)	1,639,561	1,678,349
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,332,979)		3,289,330
Cash Equivalents - 3.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.46%, dated 1/31/06 due 2/1/06) (Cost $30,467,000)	$ 30,470,776	30,467,000
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,013,370,937)		1,006,717,578
NET OTHER ASSETS - (3.3)%		(31,884,043)
NET ASSETS - 100%		$ 974,833,535
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.508% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	$ 8,000,000	$ (133,920)
Receive semi-annually a fixed rate equal to 4.708% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Oct. 2010	9,000,000	13,770
		$ 17,000,000	$ (120,150)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,706,784 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,013,490,465. Net unrealized depreciation aggregated $6,772,888, of which $4,410,377 related to appreciated investment securities and $11,183,265 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813043.101

HY-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 75.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.1%
Cable TV - 0.6%
Charter Communications, Inc. 5.875% 11/16/09 (f)	$ 22,580	$ 15,865
Telecommunications - 0.5%
ICO North America, Inc. 7.5% 8/15/09 (i)	8,175	11,036
TOTAL CONVERTIBLE BONDS		26,901
Nonconvertible Bonds - 74.1%
Aerospace - 0.5%
Bombardier, Inc. 7.45% 5/1/34 (f)	8,650	7,374
Orbimage Holdings, Inc. 14.2% 7/1/12 (f)(h)	3,710	3,970
		11,344
Air Transportation - 4.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	13,320	12,887
6.977% 11/23/22	729	694
7.377% 5/23/19	13,843	11,490
7.379% 11/23/17	7,971	6,616
7.8% 4/1/08	9,740	9,667
10.18% 1/2/13	5,055	4,145
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)	31,370	7,529
8% 12/15/07 (c)(f)	7,900	1,363
8.3% 12/15/29 (c)	99,585	23,900
9.5% 11/18/08 (c)(f)	2,065	1,755
10% 8/15/08 (c)	41,705	9,801
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12	1,674	1,389
Northwest Airlines Corp. 10% 2/1/09 (c)	1,524	537
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)	11,925	4,442
8.7% 3/15/07 (c)	1,630	603
9.875% 3/15/07 (c)	6,255	2,314
10.5% 4/1/09 (c)	8,139	2,605
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	1,753	438
		102,175
Automotive - 3.4%
Accuride Corp. 8.5% 2/1/15	4,780	4,744
Altra Industrial Motion, Inc. 9% 12/1/11 (f)	2,460	2,442
American Tire Distributors, Inc. 10.75% 4/1/13	6,930	6,341
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Delco Remy International, Inc. 9.375% 4/15/12	$ 1,480	$ 533
General Motors Acceptance Corp.:
6.75% 12/1/14	21,705	20,565
6.875% 9/15/11	4,335	4,140
General Motors Corp. 8.375% 7/15/33	38,140	28,224
IdleAire Technologies Corp. 0% 12/15/12 unit (d)(f)	16,350	12,099
Tenneco, Inc. 8.625% 11/15/14	2,870	2,856
		81,944
Broadcasting - 0.1%
Paxson Communications Corp. 10.75% 1/15/13 (f)(h)	3,255	3,117
Building Materials - 1.5%
Goodman Global Holdings, Inc. 7.875% 12/15/12 (f)	13,870	13,072
MAXX Corp. 9.75% 6/15/12	11,935	10,025
NTK Holdings, Inc. 0% 3/1/14 (d)	17,240	11,034
U.S. Concrete, Inc. 8.375% 4/1/14	2,940	2,925
		37,056
Cable TV - 3.6%
Cablevision Systems Corp. 8% 4/15/12	21,940	20,816
CCH I Holdings LLC/CCH I Capital Corp. 9.92% 4/1/14 (f)	1,950	985
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (f)	59,304	48,926
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (f)	6,495	6,398
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 10% 4/1/09	5,985	4,429
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	6,475	6,491
		88,045
Capital Goods - 1.4%
Hawk Corp. 8.75% 11/1/14	2,770	2,798
Invensys PLC 9.875% 3/15/11 (f)	7,590	7,704
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	17,857
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,800	1,638
Thermadyne Holdings Corp. 9.25% 2/1/14	5,710	5,039
		35,036
Chemicals - 4.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	6,090	6,790
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Borden US Finance Corp./Nova Scotia Finance ULC 9.35% 7/15/10 (f)(h)	$ 4,990	$ 5,040
Crompton Corp. 9.875% 8/1/12	4,290	4,826
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)	7,785	5,741
Series B, 0% 10/1/14 (d)	15,211	11,218
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	5,920	6,482
Huntsman LLC 11.625% 10/15/10	5,972	6,808
Nell AF Sarl 8.375% 8/15/15 (f)	3,990	3,980
Phibro Animal Health Corp. 13% 12/1/07 unit	3,404	3,506
Resolution Performance Products LLC/RPP Capital Corp. 13.5% 11/15/10	28,415	30,333
Rhodia SA 8.875% 6/1/11	11,901	12,109
Rockwood Specialties Group, Inc. 7.5% 11/15/14	950	945
Tronox Worldwide LLC / Tronox Worldwide Finance Corp. 9.5% 12/1/12 (f)	5,110	5,327
		103,105
Consumer Products - 0.4%
Revlon Consumer Products Corp. 9.5% 4/1/11	12,120	11,181
Containers - 2.0%
Anchor Glass Container Corp. 11% 2/15/13 (c)	6,050	4,659
Constar International, Inc. 11% 12/1/12	3,315	2,718
Graham Packaging Co. LP/ GPC Capital Corp. 9.875% 10/15/14	14,530	14,239
Huntsman Packaging Corp. 13% 6/1/10 (c)	13,795	3,311
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,410	4,278
8.25% 5/15/13	8,535	8,834
Pliant Corp.:
11.125% 9/1/09	1,210	1,056
13% 6/1/10 (c)	7,975	1,914
Solo Cup Co. 8.5% 2/15/14	7,000	6,195
U.S. Can Corp. 12.375% 10/1/10	1,620	1,588
		48,792
Diversified Financial Services - 0.3%
Cardtronics, Inc. 9.25% 8/15/13 (f)	2,840	2,847
Triad Acquisition Corp. 11.125% 5/1/13	4,170	4,107
		6,954
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - 1.7%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	$ 12,430	$ 13,859
Mirant Americas Generation LLC:
8.5% 10/1/21	6,645	6,778
9.125% 5/1/31	9,625	10,106
Mirant North America LLC / Mirant North America Finance Corp. 7.375% 12/31/13 (f)	3,880	3,938
NRG Energy, Inc. 7.375% 2/1/16	6,500	6,622
		41,303
Energy - 9.2%
Aventine Renewable Energy Holdings, Inc. 10.4913% 12/15/11 (f)(h)	15,780	16,411
Chaparral Energy, Inc. 8.5% 12/1/15 (f)	4,490	4,715
Dresser-Rand Group, Inc. 7.375% 11/1/14 (f)	3,060	3,159
El Paso Corp.:
6.5% 6/1/08 (f)	10,390	10,331
6.95% 6/1/28 (f)	15,800	14,852
7% 5/15/11	38,000	38,808
7.75% 6/15/10 (f)	42,465	44,023
7.75% 1/15/32 (f)	1,970	2,079
7.875% 6/15/12	12,620	13,393
El Paso Energy Corp. 7.375% 12/15/12	22,275	23,138
El Paso Production Holding Co. 7.75% 6/1/13	8,155	8,685
Hanover Compressor Co.:
0% 3/31/07	22,830	20,376
9% 6/1/14	1,105	1,207
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (f)	3,260	3,284
Ocean Rig Norway AS 8.375% 7/1/13 (f)	2,190	2,343
Pogo Producing Co.:
6.625% 3/15/15	6,505	6,472
6.875% 10/1/17 (f)	6,485	6,469
Venoco, Inc. 8.75% 12/15/11	3,670	3,789
		223,534
Entertainment/Film - 0.0%
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	333
Environmental - 2.0%
Allied Waste North America, Inc.:
7.25% 3/15/15	27,340	27,613
7.375% 4/15/14	21,790	21,082
		48,695
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - 2.9%
Ahold Finance USA, Inc.:
6.875% 5/1/29	$ 21,921	$ 20,770
8.25% 7/15/10	39,237	42,376
AmeriQual Group LLC/AmeriQual Finance Corp. 9% 4/1/12 (f)	3,000	3,135
Nutritional Sourcing Corp. 10.125% 8/1/09	7,424	5,494
		71,775
Food/Beverage/Tobacco - 0.8%
Doane Pet Care Co.:
10.625% 11/15/15 (f)	2,770	2,888
10.75% 3/1/10	6,605	7,199
Pierre Foods, Inc. 9.875% 7/15/12	2,240	2,285
Swift & Co. 12.5% 1/1/10	6,495	6,268
UAP Holding Corp. 0% 7/15/12 (d)	880	779
		19,419
Gaming - 0.5%
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)	1,660	1,681
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)	2,990	2,063
9% 1/15/12	1,760	1,795
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	6,680	6,513
		12,052
Healthcare - 4.9%
Accellent, Inc. 10.5% 12/1/13 (f)	6,160	6,468
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15	4,260	4,537
Athena Neurosciences Finance LLC 7.25% 2/21/08	3,065	3,000
CRC Health Corp. 10.75% 2/1/16 (f)(g)	3,340	3,390
DaVita, Inc. 7.25% 3/15/15	7,400	7,437
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	10,770	11,012
Spheris, Inc. 11% 12/15/12 (f)	3,870	3,599
Team Finance LLC / Health Finance Corp. 11.25% 12/1/13 (f)	9,190	9,443
Tenet Healthcare Corp.:
6.375% 12/1/11	11,625	10,433
6.5% 6/1/12	20,240	18,165
7.375% 2/1/13	25,500	23,141
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
9.25% 2/1/15 (f)	$ 11,960	$ 11,751
9.875% 7/1/14	6,675	6,558
		118,934
Homebuilding/Real Estate - 0.4%
Integrated Electrical Services, Inc. 9.375% 2/1/09	1,975	1,620
Kimball Hill, Inc. 10.5% 12/15/12 (f)	3,250	3,153
Technical Olympic USA, Inc. 10.375% 7/1/12	4,614	4,683
		9,456
Insurance - 1.8%
Provident Companies, Inc.:
7% 7/15/18	3,650	3,760
7.25% 3/15/28	17,830	18,457
UnumProvident Corp.:
6.75% 12/15/28	11,350	11,237
7.375% 6/15/32	9,190	9,674
		43,128
Leisure - 4.6%
Equinox Holdings Ltd. 9% 12/15/09	1,000	1,075
Six Flags, Inc.:
9.625% 6/1/14	67,995	69,185
9.75% 4/15/13	40,010	40,910
		111,170
Paper - 1.3%
Bowater Canada Finance Corp. 7.95% 11/15/11	5,000	4,850
Bowater, Inc. 6.5% 6/15/13	5,200	4,661
Georgia-Pacific Corp. 7.7% 6/15/15	10,645	10,405
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	6,960	6,334
8.25% 10/1/12	5,000	4,750
		31,000
Publishing/Printing - 0.9%
CBD Media Holdings LLC/CBD Holdings Finance, Inc. 9.25% 7/15/12	6,140	6,201
Vertis, Inc.:
10.875% 6/15/09	13,265	13,000
13.5% 12/7/09 (f)	2,430	1,993
		21,194
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Railroad - 0.3%
TFM SA de CV 9.375% 5/1/12	$ 6,565	$ 7,222
Restaurants - 0.7%
The Restaurant Co. 10% 10/1/13 (f)	14,920	13,950
Uno Restaurant Corp. 10% 2/15/11 (f)	4,780	4,027
		17,977
Services - 1.8%
Ashtead Holdings PLC 8.625% 8/1/15 (f)	2,500	2,625
Cornell Companies, Inc. 10.75% 7/1/12	6,045	6,362
FTI Consulting, Inc. 7.625% 6/15/13 (f)	1,510	1,563
Hertz Corp. 10.5% 1/1/16 (f)	6,990	7,296
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	5,150	4,996
Integrated Electrical Services, Inc. 9.375% 2/1/09	5,566	4,564
Language Line, Inc. 11.125% 6/15/12	4,610	4,103
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	8,840	7,691
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (f)	4,350	4,665
		43,865
Shipping - 0.5%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	1,198	1,294
Ship Finance International Ltd. 8.5% 12/15/13	11,965	11,247
		12,541
Steels - 0.5%
Chaparral Steel Co. 10% 7/15/13	6,105	6,685
Edgen Acquisition Corp. 9.875% 2/1/11	5,980	5,920
		12,605
Super Retail - 0.8%
Brown Shoe Co., Inc. 8.75% 5/1/12	4,770	4,985
Intcomex, Inc. 11.75% 1/15/11 (f)	6,260	6,072
NBC Acquisition Corp. 0% 3/15/13 (d)	12,830	9,109
		20,166
Technology - 5.8%
Amkor Technology, Inc.:
7.125% 3/15/11	7,505	6,642
7.75% 5/15/13	19,965	17,569
10.5% 5/1/09	22,280	20,888
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (f)	19,280	19,858
11.875% 12/1/15 (f)	6,380	6,428
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Danka Business Systems PLC 11% 6/15/10	$ 7,240	$ 6,226
Freescale Semiconductor, Inc. 7.125% 7/15/14	4,460	4,716
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	2,465	2,416
7.7413% 12/15/11 (h)	3,840	3,859
8% 12/15/14	5,715	5,515
New ASAT Finance Ltd. 9.25% 2/1/11	9,425	7,587
SS&C Technologies, Inc. 11.75% 12/1/13 (f)	9,920	10,366
STATS ChipPAC Ltd. 7.5% 7/19/10	1,080	1,096
SunGard Data Systems, Inc. 10.25% 8/15/15 (f)	15,470	15,625
Viasystems, Inc. 10.5% 1/15/11	12,680	11,792
		140,583
Telecommunications - 7.7%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	5,000	5,488
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	6,680	6,797
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	3,052
Eschelon Operating Co. 8.375% 3/15/10	2,522	2,345
Intelsat Ltd. 6.5% 11/1/13	12,300	9,071
Qwest Capital Funding, Inc.:
7% 8/3/09	22,120	22,231
7.25% 2/15/11	4,000	4,020
7.625% 8/3/21	3,210	3,074
7.75% 2/15/31	29,425	27,954
Qwest Communications International, Inc. 7.5% 2/15/14 (f)	14,000	14,105
Rogers Communications, Inc.:
6.375% 3/1/14	12,190	12,220
7.5% 3/15/15	7,260	7,850
8% 12/15/12	3,130	3,310
Rural Cellular Corp. 9.75% 1/15/10	4,825	4,909
SBA Communication Corp./SBA Telcommunications, Inc. 0% 12/15/11 (d)	4,768	4,470
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	6,070	6,465
Time Warner Telecom, Inc. 10.125% 2/1/11	29,605	31,085
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Capital Funding, Inc. 6.375% 7/15/08	$ 5,000	$ 4,950
U.S. West Communications 6.875% 9/15/33	15,000	13,838
		187,234
Textiles & Apparel - 3.4%
Levi Strauss & Co.:
9.75% 1/15/15	22,090	23,250
12.25% 12/15/12	52,945	59,828
		83,078
TOTAL NONCONVERTIBLE BONDS		1,806,013
TOTAL CORPORATE BONDS (Cost $1,846,090)		1,832,914
Common Stocks - 19.5%
	Shares
Cable TV - 1.2%
NTL, Inc. Class A warrants 1/13/11 (a)	3	0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	0
Telewest Global, Inc. (a)	1,256,803	29,284
		29,284
Chemicals - 0.1%
Huntsman Corp. (i)	96,480	1,877
Consumer Products - 5.0%
Revlon, Inc. Class A (sub. vtg.) (a)(e)	35,212,984	121,840
Containers - 1.0%
Owens-Illinois, Inc. (a)	1,143,900	25,154
Trivest 1992 Special Fund Ltd. (a)(i)	3,037,732	15
		25,169
Electric Utilities - 2.1%
AES Corp. (a)	2,192,509	37,360
Mirant Corp. (a)	523,569	14,660
		52,020
Energy - 1.2%
Chesapeake Energy Corp.	800,000	28,032
Food and Drug Retail - 0.8%
Pathmark Stores, Inc. (a)	1,818,878	19,753
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	217
		19,970
Common Stocks - continued
	Shares	Value (000s)
Healthcare - 2.9%
DaVita, Inc. (a)	1,306,946	$ 71,555
Metals/Mining - 1.3%
Haynes International, Inc. (a)(e)	1,140,617	30,512
Paper - 0.7%
Temple-Inland, Inc.	365,678	17,150
Shipping - 1.3%
Teekay Shipping Corp.	793,800	30,831
Technology - 0.4%
STATS ChipPAC Ltd. sponsored ADR (a)	261,000	1,827
Viasystems Group, Inc. (a)(i)	1,026,780	8,086
		9,913
Telecommunications - 1.5%
Choice One Communications, Inc. (a)(i)	571,711	1,715
ICO Global Communications Holdings Ltd.:
warrants 5/16/06 (a)	7,290	0
Class A (a)	43,772	237
McLeodUSA, Inc. (a)	4,914,174	34,399
		36,351
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (i)	42,253	547
Pillowtex Corp. (a)	490,256	1
		548
TOTAL COMMON STOCKS (Cost $345,954)		475,052
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.7%
Energy - 0.5%
El Paso Corp. 4.99% (f)	10,000	11,907
Leisure - 0.2%
Six Flags, Inc. 7.25% PIERS	200,000	4,600
TOTAL CONVERTIBLE PREFERRED STOCKS		16,507
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
Broadcasting - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,671	$ 3,928
TOTAL PREFERRED STOCKS (Cost $17,669)		20,435
Floating Rate Loans - 0.8%
	Principal Amount (000s)
Building Materials - 0.1%
Masonite International Corp. term loan 6.6286% 4/5/13 (h)	$ 2,590	2,512
Consumer Products - 0.2%
Amscan Holdings, Inc. Tranche 2, term loan 9.51% 12/23/13 (h)	4,550	4,516
Energy - 0.3%
Coffeyville Resources LLC Tranche 2, term loan 11.3125% 7/8/13 (h)	6,510	6,705
Telecommunications - 0.2%
Choice One Communications, Inc. Tranche C, term loan 9.5269% 11/30/10 (h)	5,334	4,761
TOTAL FLOATING RATE LOANS (Cost $18,256)		18,494
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 4.46% (b) (Cost $72,999)	72,999,148	72,999
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.35%, dated 1/31/06 due 2/1/06) (Cost $2,459)	$ 2,459	$ 2,459
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $2,303,427)		2,422,353
NET OTHER ASSETS - 0.6%		14,552
NET ASSETS - 100%		$ 2,436,905
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $445,202,000 or 18.3% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,276,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Choice One Communications, Inc.	11/18/04	$ 2,390
Huntsman Corp.	4/30/03	$ 577
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 8,175
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 805
Total	$ 805
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Haynes International, Inc.	$ 25,094	$ -	$ -	$ -	$ 30,512
Revlon, Inc. Class A (sub. vtg.)	103,517	-	-	-	121,840
Total	$ 128,611	$ -	$ -	$ -	$ 152,352
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,286,203,000. Net unrealized appreciation aggregated $136,150,000, of which $302,372,000 related to appreciated investment securities and $166,222,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813042.101

AHI-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.8%
	Principal Amount	Value
Aerospace - 2.1%
DRS Technologies, Inc.:
6.625% 2/1/16	$ 1,020,000	$ 1,022,550
7.625% 2/1/18	610,000	617,625
L-3 Communications Corp.:
5.875% 1/15/15	2,155,000	2,079,575
6.375% 10/15/15	1,650,000	1,641,750
7.625% 6/15/12	1,975,000	2,063,875
Orbital Sciences Corp. 9% 7/15/11	2,330,000	2,481,450
Primus International, Inc. 11.5% 4/15/09 (c)	1,135,000	1,203,100
		11,109,925
Air Transportation - 0.8%
American Airlines, Inc. pass thru trust certificates 6.817% 5/23/11	3,000,000	2,902,500
Continental Airlines, Inc. pass thru trust certificates 9.798% 4/1/21	1,144,603	1,153,187
		4,055,687
Automotive - 5.3%
Ford Motor Co. 7.45% 7/16/31	2,300,000	1,696,250
Ford Motor Credit Co.:
6.625% 6/16/08	2,345,000	2,206,612
7% 10/1/13	2,905,000	2,631,407
7.25% 10/25/11	2,020,000	1,853,271
7.26% 11/2/07 (d)	2,150,000	2,106,948
General Motors Acceptance Corp.:
5.125% 5/9/08	2,170,000	2,031,090
5.5% 1/16/07 (d)	590,000	575,952
5.625% 5/15/09	2,060,000	1,930,090
6.125% 9/15/06	585,000	578,795
6.125% 2/1/07	815,000	800,824
6.75% 12/1/14	1,400,000	1,326,500
6.875% 9/15/11	1,305,000	1,246,275
8% 11/1/31	4,550,000	4,618,250
General Motors Corp. 8.375% 7/15/33	1,895,000	1,402,300
Goodyear Tire & Rubber Co. 9% 7/1/15	1,625,000	1,625,000
Visteon Corp.:
7% 3/10/14	1,025,000	793,094
8.25% 8/1/10	510,000	428,400
		27,851,058
Banks and Thrifts - 0.6%
Western Financial Bank 9.625% 5/15/12	3,065,000	3,432,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - 0.1%
Paxson Communications Corp. 10.75% 1/15/13 (c)(d)	$ 375,000	$ 359,063
Building Materials - 1.1%
Anixter International, Inc. 5.95% 3/1/15	1,480,000	1,354,200
Goodman Global Holdings, Inc.:
7.4913% 6/15/12 (c)(d)	1,175,000	1,177,938
7.875% 12/15/12 (c)	825,000	777,563
Maax Holdings, Inc. 0% 12/15/12 (b)	2,795,000	978,250
Nortek, Inc. 8.5% 9/1/14	955,000	931,125
NTK Holdings, Inc. 0% 3/1/14 (b)	885,000	566,400
		5,785,476
Cable TV - 3.8%
Cablevision Systems Corp.:
8% 4/15/12	1,440,000	1,366,200
8.7163% 4/1/09 (d)	2,325,000	2,368,594
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (c)	1,020,000	841,500
CSC Holdings, Inc.:
7% 4/15/12 (c)(d)	985,000	935,750
7.875% 2/15/18	950,000	917,938
EchoStar DBS Corp.:
5.75% 10/1/08	8,845,000	8,712,302
7.125% 2/1/16 (c)	970,000	956,711
GCI, Inc. 7.25% 2/15/14	1,040,000	1,024,400
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	1,105,000	1,165,775
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,220,000	1,284,050
Mediacom Broadband LLC/Mediacom Broadband Corp. 8.5% 10/15/15 (c)	460,000	434,125
		20,007,345
Capital Goods - 2.2%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	1,785,000	1,872,019
Invensys PLC 9.875% 3/15/11 (c)	4,990,000	5,064,850
Leucadia National Corp. 7% 8/15/13	2,555,000	2,542,225
Park-Ohio Industries, Inc. 8.375% 11/15/14	1,295,000	1,126,650
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,045,000	950,950
		11,556,694
Chemicals - 3.9%
Borden US Finance Corp./Nova Scotia Finance ULC 9.35% 7/15/10 (c)(d)	1,315,000	1,328,150
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	890,000	656,375
Series B, 0% 10/1/14 (b)	620,000	457,250
Equistar Chemicals LP 7.55% 2/15/26	1,380,000	1,311,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	$ 1,490,000	$ 1,568,225
10.125% 9/1/08	565,000	615,144
Huntsman LLC 11.85% 7/15/11 (d)	1,450,000	1,522,500
Millennium America, Inc.:
7.625% 11/15/26	185,000	176,675
9.25% 6/15/08	3,835,000	4,122,625
Nalco Co. 7.75% 11/15/11	1,115,000	1,142,875
Nell AF Sarl 8.375% 8/15/15 (c)	2,810,000	2,802,975
NOVA Chemicals Corp.:
7.4% 4/1/09	1,885,000	1,922,700
7.5469% 11/15/13 (c)(d)	1,090,000	1,103,625
Tronox Worldwide LLC / Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	1,655,000	1,725,338
Westlake Chemical Corp. 6.625% 1/15/16	290,000	290,000
		20,745,457
Consumer Products - 1.1%
IKON Office Solutions, Inc. 7.75% 9/15/15 (c)	3,730,000	3,757,975
Jostens Holding Corp. 0% 12/1/13 (b)	680,000	503,200
Jostens IH Corp. 7.625% 10/1/12	550,000	550,000
Samsonite Corp. 8.875% 6/1/11	775,000	804,063
		5,615,238
Containers - 2.1%
Berry Plastics Corp. 10.75% 7/15/12	1,050,000	1,134,000
BWAY Corp. 10% 10/15/10	2,610,000	2,733,975
Crown Americas LLC / Crown Americas Capital Corp.:
7.625% 11/15/13 (c)	930,000	962,550
7.75% 11/15/15 (c)	1,025,000	1,063,438
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,815,000	1,878,525
Owens-Illinois, Inc.:
7.35% 5/15/08	1,240,000	1,252,400
7.5% 5/15/10	2,090,000	2,110,900
		11,135,788
Diversified Financial Services - 0.6%
E*TRADE Financial Corp.:
7.375% 9/15/13	305,000	311,863
7.875% 12/1/15	1,540,000	1,609,300
8% 6/15/11	1,370,000	1,421,375
		3,342,538
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - 0.8%
LBI Media Holdings, Inc. 0% 10/15/13 (b)	$ 1,240,000	$ 911,400
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,083,750
Quebecor Media, Inc. 7.75% 3/15/16 (c)	2,040,000	2,080,800
		4,075,950
Electric Utilities - 6.2%
AES Corp.:
8.875% 2/15/11	2,689,000	2,900,759
9.375% 9/15/10	2,095,000	2,283,550
9.5% 6/1/09	2,045,000	2,221,381
AES Gener SA 7.5% 3/25/14	3,195,000	3,258,900
Aquila, Inc. 14.875% 7/1/12	885,000	1,196,963
CMS Energy Corp.:
6.3% 2/1/12	1,210,000	1,197,900
6.875% 12/15/15	930,000	941,625
7.5% 1/15/09	1,255,000	1,295,788
Mirant North America LLC / Mirant North America Finance Corp. 7.375% 12/31/13 (c)	840,000	852,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,315,000	2,396,025
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	315,000	335,475
Nevada Power Co. 5.95% 3/15/16 (c)	480,000	482,400
NRG Energy, Inc.:
7.25% 2/1/14	1,770,000	1,798,763
7.375% 2/1/16	1,030,000	1,049,313
8% 12/15/13	1,827,000	2,018,835
Sierra Pacific Resources:
6.75% 8/15/17 (c)	670,000	675,025
8.625% 3/15/14	460,000	502,550
TECO Energy, Inc. 6.25% 5/1/10 (d)	1,130,000	1,152,600
Tenaska Alabama Partners LP 7% 6/30/21 (c)	1,931,940	1,980,238
TXU Corp. 6.5% 11/15/24	2,095,000	1,948,350
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,745,000	1,784,263
Utilicorp United, Inc. 9.95% 2/1/11 (d)	565,000	628,563
		32,901,866
Energy - 9.4%
Atlas Pipeline Partners LP / Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (c)	1,145,000	1,179,350
Chaparral Energy, Inc. 8.5% 12/1/15 (c)	1,010,000	1,060,500
Chesapeake Energy Corp.:
6.5% 8/15/17	2,655,000	2,641,725
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Chesapeake Energy Corp.: - continued
6.5% 8/15/17 (c)	$ 590,000	$ 587,050
6.875% 1/15/16	1,390,000	1,409,113
7.75% 1/15/15	1,700,000	1,802,000
El Paso Corp.:
6.375% 2/1/09 (c)	3,120,000	3,057,600
6.5% 6/1/08 (c)	735,000	730,825
7.75% 6/15/10 (c)	3,640,000	3,773,588
9.625% 5/15/12 (c)	785,000	879,200
El Paso Production Holding Co. 7.75% 6/1/13	350,000	372,750
Hanover Compressor Co.:
0% 3/31/07	1,685,000	1,503,863
8.625% 12/15/10	630,000	669,375
9% 6/1/14	945,000	1,032,413
Hanover Equipment Trust 8.75% 9/1/11	245,000	257,863
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	1,210,000	1,222,100
10.5% 9/1/10 (c)	560,000	616,000
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (c)	720,000	725,400
Kerr-McGee Corp. 6.95% 7/1/24	1,350,000	1,420,875
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (c)	1,369,000	1,249,213
Newfield Exploration Co.:
6.625% 9/1/14	1,290,000	1,331,925
8.375% 8/15/12	260,000	279,500
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	1,140,000	1,131,450
Parker Drilling Co.:
9.16% 9/1/10 (d)	2,500,000	2,593,750
9.625% 10/1/13	880,000	985,600
Pogo Producing Co. 6.875% 10/1/17 (c)	1,930,000	1,925,175
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,270,000	1,260,475
7.375% 7/15/13	2,250,000	2,340,000
Sonat, Inc. 7.625% 7/15/11	1,680,000	1,755,600
Stone Energy Corp. 6.75% 12/15/14	1,810,000	1,733,075
Targa Resources, Inc. / Targa Resources Finance Corp. 8.5% 11/1/13 (c)	900,000	938,250
Tesoro Corp.:
6.25% 11/1/12 (c)	980,000	984,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Tesoro Corp.: - continued
6.625% 11/1/15 (c)	$ 1,905,000	$ 1,914,525
Williams Companies, Inc. 6.375% 10/1/10 (c)	4,310,000	4,331,550
		49,696,578
Environmental - 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	1,860,000	1,776,300
8.5% 12/1/08	2,350,000	2,473,375
8.875% 4/1/08	500,000	527,500
Browning-Ferris Industries, Inc. 6.375% 1/15/08	160,000	158,000
		4,935,175
Food and Drug Retail - 0.3%
Stater Brothers Holdings, Inc.:
7.9913% 6/15/10 (d)	810,000	820,125
8.125% 6/15/12	625,000	626,563
		1,446,688
Food/Beverage/Tobacco - 1.6%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,005,000	1,025,100
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	1,945,000	1,945,000
7.3% 7/15/15 (c)	2,600,000	2,645,500
UAP Holding Corp. 0% 7/15/12 (b)	1,815,000	1,606,275
United Agriculture Products, Inc. 8.25% 12/15/11	1,006,000	1,063,845
		8,285,720
Gaming - 7.5%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (c)(d)	360,000	368,100
8% 11/15/13 (c)	795,000	818,850
Kerzner International Ltd. 6.75% 10/1/15	2,975,000	2,900,625
Las Vegas Sands Corp. 6.375% 2/15/15	1,000,000	957,500
Mandalay Resort Group:
6.5% 7/31/09	1,430,000	1,442,513
9.375% 2/15/10	2,365,000	2,595,588
10.25% 8/1/07	820,000	873,300
MGM MIRAGE:
6% 10/1/09	4,270,000	4,237,975
6.625% 7/15/15	1,070,000	1,075,350
6.75% 9/1/12	2,935,000	2,986,363
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	$ 640,000	$ 634,400
6.375% 7/15/09	3,550,000	3,572,188
7.125% 8/15/14	645,000	662,738
8% 4/1/12	365,000	384,619
MTR Gaming Group, Inc. 9.75% 4/1/10	1,975,000	2,113,250
Scientific Games Corp. 6.25% 12/15/12	925,000	908,813
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (c)	1,450,000	1,468,125
7.25% 5/1/12	2,135,000	2,161,688
Station Casinos, Inc. 6.875% 3/1/16	2,890,000	2,926,125
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	590,000	407,100
9% 1/15/12	1,380,000	1,407,600
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,630,000	2,751,638
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	2,175,000	2,120,625
		39,775,073
Healthcare - 4.3%
Accellent, Inc. 10.5% 12/1/13 (c)	390,000	409,500
CDRV Investors, Inc. 0% 1/1/15 (b)	4,190,000	2,713,025
Concentra Operating Corp.:
9.125% 6/1/12	1,415,000	1,475,138
9.5% 8/15/10	450,000	469,125
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,330,000	1,359,925
Mylan Laboratories, Inc. 6.375% 8/15/15	770,000	777,700
Omega Healthcare Investors, Inc.:
7% 4/1/14	1,860,000	1,887,900
7% 4/1/14 (c)	980,000	994,700
7% 1/15/16 (c)	1,635,000	1,643,175
ResCare, Inc. 7.75% 10/15/13 (c)	1,345,000	1,351,725
Senior Housing Properties Trust 8.625% 1/15/12	2,850,000	3,127,875
Service Corp. International (SCI):
6.75% 4/1/16	1,035,000	1,019,475
7% 6/15/17 (c)	1,050,000	1,060,500
Team Finance LLC / Health Finance Corp. 11.25% 12/1/13 (c)	1,550,000	1,592,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (c)	$ 1,920,000	$ 1,910,400
6.625% 10/15/14	830,000	842,450
		22,635,238
Homebuilding/Real Estate - 2.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,215,000	1,230,188
8.125% 6/1/12	3,495,000	3,634,800
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	840,000	812,700
8.875% 4/1/12	1,110,000	1,171,050
KB Home 7.75% 2/1/10	3,000,000	3,090,000
Standard Pacific Corp. 5.125% 4/1/09	1,095,000	1,037,513
Technical Olympic USA, Inc.:
7.5% 1/15/15	695,000	604,650
10.375% 7/1/12	255,000	258,825
WCI Communities, Inc.:
6.625% 3/15/15	1,450,000	1,290,500
7.875% 10/1/13	1,025,000	989,125
		14,119,351
Hotels - 1.0%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	1,945,000	2,013,075
Host Marriott LP 7.125% 11/1/13	3,075,000	3,178,781
		5,191,856
Insurance - 1.2%
Crum & Forster Holdings Corp. 10.375% 6/15/13	2,215,000	2,336,825
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	1,775,000	1,668,500
UnumProvident Corp. 7.375% 6/15/32	660,000	694,772
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,400,000	1,463,000
		6,163,097
Leisure - 2.0%
Equinox Holdings Ltd. 9% 12/15/09	1,340,000	1,440,500
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,115,000	811,163
Town Sports International, Inc. 9.625% 4/15/11	2,740,000	2,870,150
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	3,005,000	3,346,819
Universal City Florida Holding Co. I/II 9% 5/1/10 (d)	2,015,000	2,035,150
		10,503,782
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - 1.7%
Arch Western Finance LLC 6.75% 7/1/13	$ 2,020,000	$ 2,050,300
Century Aluminum Co. 7.5% 8/15/14	1,000,000	1,025,000
Compass Minerals International, Inc.:
0% 12/15/12 (b)	1,135,000	1,055,550
0% 6/1/13 (b)	1,780,000	1,602,000
Massey Energy Co. 6.875% 12/15/13 (c)	1,450,000	1,468,125
Vedanta Resources PLC 6.625% 2/22/10 (c)	1,965,000	1,920,788
		9,121,763
Paper - 0.9%
Catalyst Paper Corp. 8.625% 6/15/11	1,530,000	1,468,800
Georgia-Pacific Corp.:
8% 1/15/24	700,000	679,000
8.125% 5/15/11	1,350,000	1,378,688
8.875% 5/15/31	1,470,000	1,506,750
		5,033,238
Publishing/Printing - 1.4%
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	785,000	830,138
9.875% 8/15/13	510,000	562,913
Houghton Mifflin Co.:
7.2% 3/15/11	170,000	175,950
9.875% 2/1/13	1,300,000	1,400,750
R.H. Donnelley Finance Corp. I 10.875% 12/15/12	680,000	763,300
The Reader's Digest Association, Inc. 6.5% 3/1/11	3,530,000	3,494,700
		7,227,751
Railroad - 0.3%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,380,000	1,421,400
Restaurants - 1.0%
Carrols Corp. 9% 1/15/13	1,905,000	1,866,900
Friendly Ice Cream Corp. 8.375% 6/15/12	1,735,000	1,561,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	2,030,000	1,918,350
		5,346,750
Services - 2.0%
Corrections Corp. of America:
6.25% 3/15/13	1,060,000	1,044,100
6.75% 1/31/14	790,000	795,925
7.5% 5/1/11	680,000	700,400
FTI Consulting, Inc. 7.625% 6/15/13 (c)	2,745,000	2,841,075
Iron Mountain, Inc.:
8.25% 7/1/11	735,000	744,188
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Iron Mountain, Inc.: - continued
8.625% 4/1/13	$ 1,110,000	$ 1,157,175
Rural/Metro Corp.:
0% 3/15/16 (b)	1,305,000	893,925
9.875% 3/15/15	285,000	306,375
United Rentals North America, Inc. 7% 2/15/14	2,475,000	2,351,250
		10,834,413
Shipping - 1.8%
OMI Corp. 7.625% 12/1/13	3,310,000	3,376,200
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	95,000	94,525
8.25% 3/15/13	420,000	447,300
Ship Finance International Ltd. 8.5% 12/15/13	4,555,000	4,281,700
Teekay Shipping Corp. 8.875% 7/15/11	1,245,000	1,397,513
		9,597,238
Steels - 0.7%
Allegheny Technologies, Inc. 8.375% 12/15/11	1,495,000	1,644,500
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,945,000	2,149,225
		3,793,725
Super Retail - 2.2%
GSC Holdings Corp./Gamestop, Inc.:
8% 10/1/12 (c)	4,380,000	4,281,450
8.405% 10/1/11 (c)(d)	3,300,000	3,333,000
NBC Acquisition Corp. 0% 3/15/13 (b)	1,980,000	1,405,800
Nebraska Book Co., Inc. 8.625% 3/15/12	1,180,000	1,097,400
Sonic Automotive, Inc. 8.625% 8/15/13	1,345,000	1,324,825
		11,442,475
Technology - 8.7%
Activant Solutions, Inc. 10.53% 4/1/10 (c)(d)	5,240,000	5,344,800
Amkor Technology, Inc.:
7.125% 3/15/11	505,000	446,925
7.75% 5/15/13	500,000	440,000
10.5% 5/1/09	505,000	473,438
Avago Technologies Finance Ltd.:
9.91% 6/1/13 (c)(d)	1,550,000	1,573,250
10.125% 12/1/13 (c)	2,055,000	2,116,650
11.875% 12/1/15 (c)	505,000	508,788
Celestica, Inc.:
7.625% 7/1/13	1,480,000	1,444,850
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Celestica, Inc.: - continued
7.875% 7/1/11	$ 2,660,000	$ 2,686,600
Freescale Semiconductor, Inc.:
6.875% 7/15/11	3,725,000	3,892,625
7.125% 7/15/14	1,430,000	1,512,225
Lucent Technologies, Inc.:
6.45% 3/15/29	3,825,000	3,213,000
6.5% 1/15/28	1,265,000	1,049,950
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 7.7413% 12/15/11 (d)	1,505,000	1,512,525
New ASAT Finance Ltd. 9.25% 2/1/11	860,000	692,300
Sanmina-SCI Corp.:
6.75% 3/1/13	1,805,000	1,723,775
8.125% 3/1/16	1,240,000	1,249,300
10.375% 1/15/10	1,080,000	1,179,900
STATS ChipPAC Ltd. 7.5% 7/19/10	2,555,000	2,593,325
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (c)(d)	1,425,000	1,480,219
9.125% 8/15/13 (c)	3,075,000	3,213,375
10.25% 8/15/15 (c)	205,000	207,050
Xerox Capital Trust I 8% 2/1/27	2,650,000	2,729,500
Xerox Corp.:
6.875% 8/15/11	1,650,000	1,711,875
7.125% 6/15/10	545,000	566,800
7.625% 6/15/13	1,115,000	1,184,688
9.75% 1/15/09	1,150,000	1,270,750
		46,018,483
Telecommunications - 6.1%
Digicel Ltd. 9.25% 9/1/12 (c)	2,720,000	2,876,400
Intelsat Ltd.:
5.25% 11/1/08	1,450,000	1,324,938
6.5% 11/1/13	3,315,000	2,444,813
7.625% 4/15/12	1,600,000	1,288,000
9.6094% 1/15/12 (c)(d)	1,265,000	1,288,719
MCI, Inc. 8.735% 5/1/14 (d)	1,760,000	1,977,800
Millicom International Cellular SA 10% 12/1/13	1,858,000	2,043,800
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,376,000	1,417,968
New Skies Satellites BV:
9.125% 11/1/12	1,625,000	1,738,750
9.5725% 11/1/11 (d)	1,830,000	1,907,775
PanAmSat Corp. 9% 8/15/14	1,919,000	2,005,355
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
PanAmSat Holding Corp. 0% 11/1/14 (b)	$ 530,000	$ 372,325
Qwest Corp.:
7.7413% 6/15/13 (c)(d)	3,080,000	3,318,700
8.875% 3/15/12	380,000	420,850
Rogers Communications, Inc.:
7.25% 12/15/12	595,000	627,725
9.625% 5/1/11	2,135,000	2,460,588
SBA Communications Corp. 8.5% 12/1/12	952,000	1,054,340
Time Warner Telecom, Inc. 10.125% 2/1/11	965,000	1,013,250
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,475,000	1,460,250
U.S. West Communications 7.5% 6/15/23	1,230,000	1,208,475
		32,250,821
Textiles & Apparel - 0.4%
Levi Strauss & Co.:
9.28% 4/1/12 (d)	1,010,000	1,032,725
12.25% 12/15/12	290,000	327,700
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	965,000	993,950
		2,354,375
TOTAL NONCONVERTIBLE BONDS (Cost $465,858,022)		469,169,875
Commercial Mortgage Securities - 0.2%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (c)	113,425	113,477
Class BWE, 7.226% 10/11/37 (c)	157,808	157,791
Class BWF, 7.55% 10/11/37 (c)	137,096	137,352
Class BWG, 8.155% 10/11/37 (c)	133,151	132,208
Class BWH, 9.073% 10/11/37 (c)	98,630	99,499
Class BWJ, 9.99% 10/11/37 (c)	113,425	114,168
Class BWK, 10.676% 10/11/37 (c)	98,630	99,836
Class BWL, 10.1596% 10/11/37 (c)	160,767	151,105
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $971,754)		1,005,436
Common Stocks - 0.1%
	Shares	Value
Chemicals - 0.1%
Huntsman Corp. (e) (Cost $223,909)	30,529	$ 594,037
Floating Rate Loans - 7.4%
	Principal Amount
Aerospace - 0.3%
Transdigm, Inc. term loan 9.31% 11/10/11 (d)	$ 1,680,000	1,654,800
Building Materials - 0.4%
Masonite International Corp. term loan 10.8038% 4/6/15 (d)	2,410,000	2,217,200
Cable TV - 0.5%
UPC Broadband Holding BV Tranche H2, term loan 7.28% 9/30/12 (d)	2,480,000	2,507,900
Chemicals - 0.0%
Huntsman International LLC Tranche B, term loan 6.2331% 8/16/12 (d)	117,226	117,666
Diversified Financial Services - 0.4%
LPL Holdings, Inc. Tranche B, term loan 7.8839% 6/28/13 (d)	1,905,000	1,902,619
Electric Utilities - 1.5%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 7.5269% 6/24/12 (d)	1,332,358	1,349,012
term loan 7.5227% 6/24/12 (d)	898,607	909,839
Tranche 2, term loan 10.0297% 6/24/13 (d)	2,565,000	2,609,888
NRG Energy, Inc.:
Credit-Linked Deposit 6.6238% 1/31/13 (d)	289,634	292,531
term loan 6.57% 1/31/13 (d)	1,270,366	1,283,069
Riverside Energy Center LLC:
term loan 8.9175% 6/24/11 (d)	1,444,571	1,444,571
Credit-Linked Deposit 8.9175% 6/24/11 (d)	67,881	67,881
		7,956,791
Energy - 0.7%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.8625% 7/8/11 (d)	80,000	80,800
Tranche 2, term loan 11.3125% 7/8/13 (d)	1,330,000	1,369,900
Tranche B1, term loan 7.0663% 7/8/12 (d)	119,401	120,595
Floating Rate Loans - continued
	Principal Amount	Value
Energy - continued
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 6.6519% 10/31/12 (d)	$ 216,774	$ 217,858
term loan:
6.7384% 10/31/12 (d)	900,968	905,473
6.83% 10/31/07 (d)	1,130,000	1,135,650
		3,830,276
Environmental - 0.7%
Envirocare of Utah, Inc.:
Tranche 1, term loan 7.38% 4/13/10 (d)	2,046,818	2,069,845
Tranche 2, term loan 10.13% 4/13/10 (d)	1,710,000	1,748,475
		3,818,320
Healthcare - 0.0%
Team Health, Inc. term loan 6.88% 11/22/12 (d)	270,000	272,700
Homebuilding/Real Estate - 1.2%
Capital Automotive (REIT) term loan 6.31% 12/16/10 (d)	2,200,000	2,208,250
LNR Property Corp.:
Tranche A, term loan 8.7749% 2/3/08 (d)	1,000,000	1,005,000
Tranche B, term loan:
7.2784% 2/3/08 (d)	2,008,939	2,024,006
9.5248% 2/3/08 (d)	1,000,000	1,005,000
		6,242,256
Technology - 0.7%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.9369% 3/9/11 (d)	1,756,725	1,776,488
Tranche B, term loan 6.1869% 3/9/13 (d)	668,800	672,980
Open Solutions, Inc. Tranche 2, term loan 11.33% 12/14/11 (d)	1,010,000	1,025,150
		3,474,618
Telecommunications - 1.0%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	2,125,000	2,167,500
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.74% 3/21/15 (d)	1,760,000	1,830,400
Tranche B, term loan 7.24% 9/21/13 (d)	760,000	760,000
Tranche C, term loan 7.74% 9/21/14 (d)	760,000	760,000
		5,517,900
TOTAL FLOATING RATE LOANS (Cost $39,296,635)		39,513,046
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (a) (Cost $27,385,211)	27,385,211	$ 27,385,211
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $533,735,531)		537,667,605
NET OTHER ASSETS - (1.7)%		(9,238,704)
NET ASSETS - 100%		$ 528,428,901
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $116,777,077 or 22.1% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $594,037 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Huntsman Corp.	4/30/03 - 6/17/03	$ 190,003
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 187,340
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $532,948,301. Net unrealized appreciation aggregated $4,719,304, of which $10,971,950 related to appreciated investment securities and $6,252,646 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813046.101

LTB-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.1%
Johnson Controls, Inc. 5.25% 1/15/11	$ 955,000	$ 952,101
Automobiles - 0.1%
Ford Motor Co. 6.625% 10/1/28	1,895,000	1,307,550
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	2,375,000	2,361,092
Media - 1.6%
AOL Time Warner, Inc.:
6.125% 4/15/06	2,400,000	2,404,872
6.875% 5/1/12	2,860,000	3,037,392
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,000,000	2,027,430
BSKYB Finance UK PLC 5.625% 10/15/15 (a)	3,035,000	2,984,916
Comcast Corp. 4.95% 6/15/16	1,855,000	1,723,870
Cox Communications, Inc. 7.125% 10/1/12	3,735,000	3,975,157
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,025,015
Liberty Media Corp.:
5.7% 5/15/13	1,500,000	1,398,750
8.25% 2/1/30	1,665,000	1,650,228
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,105,510
News America, Inc. 4.75% 3/15/10	2,000,000	1,961,340
		24,294,480
Multiline Retail - 0.2%
The May Department Stores Co. 5.75% 7/15/14	3,065,000	3,105,798
TOTAL CONSUMER DISCRETIONARY		32,021,021
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	1,620,000	1,558,796
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(f)	1,655,000	1,703,276
Personal Products - 0.1%
Avon Products, Inc. 5.125% 1/15/11	1,790,000	1,783,354
Tobacco - 0.4%
Philip Morris Companies, Inc. 7.65% 7/1/08	4,635,000	4,890,194
TOTAL CONSUMER STAPLES		9,935,620
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 2.3%
Energy Equipment & Services - 0.4%
Cooper Cameron Corp. 2.65% 4/15/07	$ 1,555,000	$ 1,503,365
Petronas Capital Ltd. 7% 5/22/12 (a)	4,495,000	4,918,573
		6,421,938
Oil, Gas & Consumable Fuels - 1.9%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	1,965,000	1,929,858
Duke Capital LLC 6.25% 2/15/13	3,250,000	3,379,474
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,040,000	1,073,641
Enterprise Products Operating LP:
4.625% 10/15/09	1,290,000	1,255,781
4.95% 6/1/10	760,000	744,895
5.6% 10/15/14	380,000	377,900
Kerr-McGee Corp. 6.875% 9/15/11	1,595,000	1,695,645
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	2,100,000	2,039,852
5.35% 8/15/07	1,070,000	1,070,499
Kinder Morgan Finance Co. ULC 5.35% 1/5/11 (a)	3,850,000	3,840,941
Nexen, Inc.:
5.05% 11/20/13	1,485,000	1,451,604
5.2% 3/10/15	1,185,000	1,163,977
Pemex Project Funding Master Trust:
5.75% 12/15/15 (a)	980,000	968,730
6.125% 8/15/08	1,000,000	1,018,500
7.375% 12/15/14	2,020,000	2,230,080
7.875% 2/1/09 (f)	3,000,000	3,196,500
		27,437,877
TOTAL ENERGY		33,859,815
FINANCIALS - 10.9%
Capital Markets - 1.5%
Ameriprise Financial, Inc. 5.35% 11/15/10	1,005,000	1,009,848
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	1,300,000	1,256,034
4.25% 9/4/12 (f)	1,510,000	1,493,014
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,000,000	2,968,617
6.6% 1/15/12	3,000,000	3,198,981
Legg Mason, Inc. 6.75% 7/2/08	4,235,000	4,393,999
Lehman Brothers Holdings E-Capital Trust I 5.15% 8/19/65 (a)(f)	1,500,000	1,504,037
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc. 4.25% 2/8/10	$ 2,740,000	$ 2,654,238
Morgan Stanley 5.05% 1/21/11	4,100,000	4,072,669
		22,551,437
Commercial Banks - 1.4%
Bank of America Corp.:
4.5% 8/1/10	6,132,000	6,006,398
7.4% 1/15/11	2,400,000	2,632,150
FleetBoston Financial Corp. 3.85% 2/15/08	1,000,000	978,888
Korea Development Bank:
3.875% 3/2/09	3,850,000	3,720,809
4.75% 7/20/09	1,300,000	1,286,748
U.S. Bank NA, Minnesota 5.7% 12/15/08	2,000,000	2,038,688
Wachovia Bank NA 4.875% 2/1/15	2,600,000	2,509,122
Wachovia Corp. 4.875% 2/15/14	1,970,000	1,908,252
		21,081,055
Consumer Finance - 1.6%
Capital One Bank 6.5% 6/13/13	2,315,000	2,446,492
Capital One Financial Corp. 5.5% 6/1/15	2,000,000	1,975,458
Ford Motor Credit Co. 7.875% 6/15/10	8,000,000	7,527,848
Household Finance Corp. 4.125% 11/16/09	7,705,000	7,420,801
Household International, Inc. 5.836% 2/15/08	2,550,000	2,584,920
MBNA America Bank NA 7.125% 11/15/12	1,000,000	1,107,922
		23,063,441
Diversified Financial Services - 1.1%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,500,425
International Lease Finance Corp. 4.375% 11/1/09	2,000,000	1,933,882
JPMorgan Chase & Co.:
4.875% 3/15/14	2,190,000	2,115,115
5.75% 1/2/13	7,500,000	7,698,248
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	2,425,000	2,498,832
		15,746,502
Insurance - 1.1%
Aegon NV 4.75% 6/1/13	3,400,000	3,282,720
Axis Capital Holdings Ltd. 5.75% 12/1/14	2,330,000	2,317,220
Marsh & McLennan Companies, Inc.:
5.15% 9/15/10	1,300,000	1,287,446
7.125% 6/15/09	1,480,000	1,559,344
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (a)	3,000,000	3,290,184
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
The St. Paul Travelers Companies, Inc.:
6.38% 12/15/08	$ 2,200,000	$ 2,262,823
8.125% 4/15/10	1,750,000	1,932,910
		15,932,647
Real Estate - 3.7%
Archstone Smith Operating Trust:
5.25% 12/1/10	4,350,000	4,334,714
5.25% 5/1/15	1,540,000	1,512,884
Arden Realty LP:
5.2% 9/1/11	1,200,000	1,207,834
7% 11/15/07	3,460,000	3,577,322
AvalonBay Communities, Inc. 5% 8/1/07	1,380,000	1,376,798
Boston Properties, Inc. 6.25% 1/15/13	1,905,000	1,985,168
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,310,000	3,201,276
5.625% 12/15/10	2,095,000	2,095,002
BRE Properties, Inc.:
4.875% 5/15/10	1,765,000	1,734,847
5.95% 3/15/07	875,000	879,740
Camden Property Trust:
4.375% 1/15/10	1,450,000	1,402,195
5.875% 11/30/12	1,700,000	1,732,025
CarrAmerica Realty Corp.:
5.25% 11/30/07	1,940,000	1,932,281
5.5% 12/15/10	2,070,000	2,058,882
Colonial Properties Trust 4.75% 2/1/10	2,315,000	2,247,020
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,325,000	2,247,208
5.25% 4/15/11	4,660,000	4,593,404
EOP Operating LP:
4.65% 10/1/10	6,440,000	6,236,895
4.75% 3/15/14	1,070,000	1,007,265
6.75% 2/15/12	670,000	710,351
Equity Residential 5.125% 3/15/16	1,530,000	1,487,100
iStar Financial, Inc.:
5.375% 4/15/10	695,000	690,690
5.8% 3/15/11	2,350,000	2,369,442
Post Apartment Homes LP 5.45% 6/1/12	1,800,000	1,754,818
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
Simon Property Group LP:
4.6% 6/15/10	$ 1,215,000	$ 1,184,253
5.1% 6/15/15	1,800,000	1,737,101
		55,296,515
Thrifts & Mortgage Finance - 0.5%
Countrywide Home Loans, Inc. 4% 3/22/11	1,890,000	1,772,478
Independence Community Bank Corp.:
3.5% 6/20/13 (f)	500,000	480,809
3.75% 4/1/14 (f)	2,610,000	2,494,695
Washington Mutual, Inc. 4.625% 4/1/14	3,080,000	2,873,092
		7,621,074
TOTAL FINANCIALS		161,292,671
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	1,995,000	1,952,030
Bombardier, Inc.:
6.3% 5/1/14 (a)	1,515,000	1,359,713
7.45% 5/1/34 (a)	60,000	51,150
		3,362,893
Airlines - 0.7%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	222,608	225,219
6.978% 10/1/12	475,645	484,432
7.024% 4/15/11	1,370,000	1,396,361
7.858% 4/1/13	2,000,000	2,126,796
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	1,363,258	1,351,742
7.056% 3/15/11	1,330,000	1,360,102
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	2,020,000	1,984,264
United Airlines pass thru Certificates:
6.071% 9/1/14	1,046,352	1,019,567
6.201% 3/1/10	370,285	363,656
6.602% 9/1/13	76,400	75,225
		10,387,364
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	$ 705,000	$ 743,146
Hutchison Whampoa International 03/33 Ltd. 6.25% 1/24/14 (a)	3,625,000	3,782,162
		4,525,308
Road & Rail - 0.3%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,844,982
Norfolk Southern Corp. 5.257% 9/17/14	1,731,000	1,731,279
		4,576,261
TOTAL INDUSTRIALS		22,851,826
MATERIALS - 0.5%
Metals & Mining - 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	5,580,000	5,932,729
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,165,000	1,130,519
TOTAL MATERIALS		7,063,248
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,100,000	1,127,712
AT&T Broadband Corp. 8.375% 3/15/13	3,000,000	3,433,818
British Telecommunications PLC:
8.375% 12/15/10	2,835,000	3,212,945
8.875% 12/15/30	775,000	1,019,615
SBC Communications, Inc. 4.125% 9/15/09	5,000,000	4,815,530
Sprint Capital Corp. 8.375% 3/15/12	2,050,000	2,365,190
Telecom Italia Capital:
4% 1/15/10	4,940,000	4,692,758
4.95% 9/30/14	1,780,000	1,682,760
Telefonos de Mexico SA de CV 4.75% 1/27/10	4,695,000	4,591,799
TELUS Corp. yankee 7.5% 6/1/07	1,310,000	1,348,411
Verizon Global Funding Corp. 7.25% 12/1/10	1,697,000	1,831,372
		30,121,910
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 4.125% 3/1/09	$ 1,010,000	$ 978,334
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,820,000	3,150,828
		4,129,162
TOTAL TELECOMMUNICATION SERVICES		34,251,072
UTILITIES - 3.2%
Electric Utilities - 2.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,265,000	2,289,317
Exelon Corp.:
4.9% 6/15/15	1,075,000	1,021,484
6.75% 5/1/11	970,000	1,028,377
Exelon Generation Co. LLC 5.35% 1/15/14	3,000,000	2,965,731
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,132,752
Monongahela Power Co. 5% 10/1/06	1,370,000	1,368,340
Niagara Mohawk Power Corp. 8.875% 5/15/07	400,000	419,579
Pepco Holdings, Inc.:
4% 5/15/10	1,270,000	1,203,008
6.45% 8/15/12	950,000	995,819
PPL Energy Supply LLC 5.7% 10/15/35	3,070,000	3,029,507
Progress Energy, Inc.:
5.625% 1/15/16	4,000,000	3,962,668
7.1% 3/1/11	1,800,000	1,929,766
PSI Energy, Inc. 6.65% 6/15/06	3,775,000	3,797,129
TXU Energy Co. LLC 7% 3/15/13	3,210,000	3,397,432
		30,540,909
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,094,504
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	3,052,000	3,313,230
TXU Corp. 5.55% 11/15/14	1,645,000	1,545,149
		4,858,379
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
4.75% 12/15/10	2,050,000	1,994,021
6.25% 6/30/12	1,795,000	1,863,930
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	3,400,000	3,474,008
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
PSEG Funding Trust I 5.381% 11/16/07	$ 3,392,000	$ 3,391,875
Sempra Energy 7.95% 3/1/10	830,000	909,853
		11,633,687
TOTAL UTILITIES		48,127,479
TOTAL NONCONVERTIBLE BONDS (Cost $351,881,780)		349,402,752
U.S. Government and Government Agency Obligations - 31.9%

U.S. Government Agency Obligations - 12.2%
Fannie Mae:
3.25% 1/15/08	5,532,000	5,376,219
3.25% 2/15/09	28,000,000	26,799,220
4.375% 7/17/13	4,850,000	4,668,692
5.25% 8/1/12	30,000,000	30,205,110
5.5% 3/15/11	10,790,000	11,121,512
6% 5/15/11	17,655,000	18,614,779
6.25% 2/1/11	735,000	773,876
Federal Home Loan Bank 3.75% 9/28/06	375,000	372,564
Freddie Mac:
5.25% 11/5/12	1,405,000	1,383,502
5.75% 1/15/12	25,460,000	26,620,747
5.875% 3/21/11	2,655,000	2,757,244
6.625% 9/15/09	48,400,000	51,219,106
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		179,912,571
U.S. Treasury Inflation Protected Obligations - 6.5%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	29,212,960	28,003,080
2% 1/15/14	40,862,158	40,919,458
2% 7/15/14	27,262,820	27,309,360
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		96,231,898
U.S. Treasury Obligations - 13.2%
U.S. Treasury Bonds 6.25% 5/15/30	970,000	1,182,907
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.125% 4/15/09	$ 50,000,000	$ 47,968,750
3.375% 12/15/08	1,000,000	970,156
3.375% 10/15/09	51,000,000	49,059,603
4.25% 8/15/13	20,902,000	20,516,609
4.375% 12/15/10	8,910,000	8,859,186
4.75% 5/15/14	66,560,000	67,480,389
TOTAL U.S. TREASURY OBLIGATIONS		196,037,600
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $483,471,854)		472,182,069
U.S. Government Agency - Mortgage Securities - 6.6%

Fannie Mae - 5.7%
3.476% 4/1/34 (f)	459,109	456,945
3.75% 9/1/33 (f)	1,059,461	1,035,236
3.75% 1/1/34 (f)	220,560	215,234
3.752% 10/1/33 (f)	206,740	202,002
3.753% 10/1/33 (f)	238,760	232,509
3.756% 12/1/34 (f)	234,906	231,510
3.791% 6/1/34 (f)	909,878	876,062
3.825% 1/1/35 (f)	210,103	206,155
3.828% 4/1/33 (f)	661,191	648,083
3.847% 1/1/35 (f)	587,925	577,076
3.859% 11/1/34 (f)	1,252,870	1,233,922
3.869% 1/1/35 (f)	349,609	348,318
3.889% 12/1/34 (f)	178,909	178,120
3.945% 5/1/34 (f)	86,063	87,438
3.958% 1/1/35 (f)	260,563	258,205
3.971% 5/1/33 (f)	74,553	73,634
3.983% 12/1/34 (f)	1,315,243	1,308,709
3.984% 12/1/34 (f)	258,989	256,955
3.988% 1/1/35 (f)	168,773	167,558
3.991% 2/1/35 (f)	180,999	179,361
4% 8/1/18	3,484,201	3,323,409
4.03% 2/1/35 (f)	175,494	173,741
4.037% 1/1/35 (f)	102,518	101,976
4.039% 10/1/18 (f)	192,349	189,183
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.053% 4/1/33 (f)	$ 66,119	$ 65,855
4.094% 2/1/35 (f)	117,747	117,058
4.097% 2/1/35 (f)	326,420	323,567
4.101% 2/1/35 (f)	116,751	115,752
4.105% 2/1/35 (f)	651,030	646,225
4.111% 1/1/35 (f)	364,713	361,117
4.121% 1/1/35 (f)	662,234	656,364
4.127% 2/1/35 (f)	407,146	403,679
4.144% 1/1/35 (f)	533,186	532,176
4.159% 2/1/35 (f)	329,336	326,942
4.171% 1/1/35 (f)	299,288	296,948
4.176% 11/1/34 (f)	99,265	98,495
4.179% 1/1/35 (f)	689,941	684,300
4.181% 1/1/35 (f)	427,370	418,832
4.188% 10/1/34 (f)	513,379	513,750
4.205% 3/1/34 (f)	174,293	172,053
4.25% 2/1/35 (f)	222,146	217,695
4.255% 1/1/34 (f)	576,455	569,750
4.277% 1/1/35 (f)	192,618	191,280
4.278% 2/1/35 (f)	125,966	124,804
4.288% 8/1/33 (f)	414,058	409,681
4.292% 7/1/34 (f)	158,293	159,550
4.295% 3/1/35 (f)	200,765	198,925
4.297% 3/1/33 (f)	260,072	258,511
4.301% 10/1/34 (f)	68,250	68,333
4.313% 3/1/33 (f)	99,854	98,161
4.316% 5/1/35 (f)	288,038	284,989
4.324% 10/1/33 (f)	99,986	98,629
4.339% 9/1/34 (f)	302,298	299,921
4.348% 1/1/35 (f)	221,183	217,995
4.354% 1/1/35 (f)	244,395	240,946
4.358% 9/1/34 (f)	1,925,892	1,910,734
4.364% 9/1/34 (f)	723,050	717,499
4.367% 2/1/34 (f)	491,057	485,914
4.368% 4/1/35 (f)	140,595	138,745
4.378% 6/1/33 (f)	125,855	124,925
4.394% 2/1/35 (f)	313,260	308,508
4.403% 5/1/35 (f)	619,088	610,495
4.411% 11/1/34 (f)	2,837,864	2,821,815
4.439% 10/1/34 (f)	1,061,741	1,056,303
4.44% 3/1/35 (f)	288,054	283,826
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.445% 4/1/34 (f)	$ 323,163	$ 320,857
4.467% 8/1/34 (f)	651,646	643,915
4.477% 1/1/35 (f)	318,633	317,351
4.481% 5/1/35 (f)	163,472	161,388
4.487% 7/1/36 (f)	1,517,571	1,520,109
4.497% 3/1/35 (f)	662,767	652,758
4.5% 8/1/33 to 3/1/35	1,616,067	1,518,529
4.522% 3/1/35 (f)	619,313	611,134
4.541% 2/1/35 (f)	213,161	211,481
4.542% 2/1/35 (f)	1,353,457	1,351,891
4.544% 7/1/34 (f)	312,267	310,488
4.545% 7/1/35 (f)	752,016	744,382
4.56% 2/1/35 (f)	137,621	137,743
4.561% 1/1/35 (f)	447,405	447,336
4.577% 9/1/34 (f)	848,168	841,342
4.584% 2/1/35 (f)	1,963,881	1,942,222
4.605% 8/1/34 (f)	290,731	289,175
4.606% 2/1/35 (f)	623,201	616,405
4.627% 1/1/33 (f)	145,944	145,993
4.629% 9/1/34 (f)	93,968	93,589
4.635% 11/1/34 (f)	674,028	668,100
4.637% 10/1/35 (f)	92,394	91,469
4.653% 3/1/35 (f)	107,054	107,164
4.668% 11/1/34 (f)	718,991	712,826
4.687% 3/1/35 (f)	1,704,676	1,705,110
4.712% 10/1/32 (f)	59,907	60,044
4.725% 3/1/35 (f)	351,445	348,350
4.728% 2/1/33 (f)	42,744	42,784
4.73% 7/1/34 (f)	596,688	591,546
4.732% 10/1/32 (f)	56,112	56,219
4.799% 12/1/34 (f)	565,939	562,967
4.808% 12/1/32 (f)	295,104	296,259
4.814% 2/1/33 (f)	303,543	302,834
4.815% 5/1/33 (f)	10,658	10,668
4.825% 12/1/34 (f)	225,972	224,807
4.83% 1/1/35 (f)	36,192	36,210
4.835% 8/1/34 (f)	236,753	234,884
4.904% 12/1/32 (f)	21,966	21,983
4.98% 11/1/32 (f)	159,064	160,886
5.031% 2/1/35 (f)	115,009	115,317
5.035% 11/1/34 (f)	57,248	57,229
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.046% 7/1/34 (f)	$ 130,945	$ 131,036
5.105% 5/1/35 (f)	1,450,992	1,455,669
5.106% 9/1/34 (f)	226,737	226,399
5.197% 6/1/35 (f)	1,061,704	1,062,986
5.216% 8/1/33 (f)	315,035	313,486
5.276% 3/1/35 (f)	134,325	134,569
5.333% 7/1/35 (f)	140,756	140,905
5.349% 12/1/34 (f)	432,806	432,676
5.5% 9/1/10 to 5/1/25	8,803,286	8,823,790
6% 5/1/16 to 4/1/17	1,303,642	1,332,569
6.5% 12/1/13 to 3/1/35	12,946,393	13,301,490
6.5% 2/1/36 (b)	2,360,481	2,420,231
7% 2/1/09 to 6/1/33	3,283,728	3,410,893
7.5% 8/1/17 to 9/1/28	1,029,987	1,080,824
8.5% 6/1/11 to 9/1/25	156,608	168,937
9.5% 2/1/25	32,186	35,435
10.5% 8/1/20	27,220	30,608
11% 8/1/15	210,236	225,639
12.5% 12/1/13 to 4/1/15	14,982	16,605
TOTAL FANNIE MAE		84,222,879
Freddie Mac - 0.7%
4.055% 12/1/34 (f)	215,857	213,568
4.113% 12/1/34 (f)	329,248	323,621
4.176% 1/1/35 (f)	991,350	975,168
4.288% 3/1/35 (f)	290,892	287,900
4.296% 5/1/35 (f)	495,417	489,753
4.305% 12/1/34 (f)	293,158	287,830
4.364% 3/1/35 (f)	455,096	445,852
4.366% 2/1/35 (f)	636,202	630,407
4.386% 2/1/35 (f)	567,152	555,632
4.445% 3/1/35 (f)	283,597	277,271
4.446% 2/1/34 (f)	314,604	309,778
4.465% 6/1/35 (f)	434,419	428,005
4.49% 3/1/35 (f)	2,369,336	2,328,981
4.554% 2/1/35 (f)	472,180	466,437
4.782% 10/1/32 (f)	38,752	38,819
4.996% 3/1/33 (f)	109,338	108,625
5.013% 4/1/35 (f)	1,600,092	1,597,178
5.078% 9/1/32 (f)	865,504	869,471
5.651% 4/1/32 (f)	66,074	67,124
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 9/1/24 to 8/1/27	$ 99,874	$ 108,411
10% 5/1/09	4,538	4,800
10.5% 5/1/21	29,514	31,358
11% 12/1/11	1,902	2,044
11.5% 10/1/15	6,953	7,598
11.75% 10/1/10	9,830	10,518
TOTAL FREDDIE MAC		10,866,149
Government National Mortgage Association - 0.2%
4.25% 7/20/34 (f)	775,597	761,997
6.5% 2/15/29	395,957	414,923
7% 2/15/28 to 11/15/28	859,048	903,282
7.5% 2/15/28 to 10/15/28	13,532	14,264
8% 5/15/06 to 10/15/24	46,829	48,081
8.5% 4/15/17 to 10/15/21	146,834	159,728
11% 7/20/19 to 8/20/19	8,220	8,938
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		2,311,213
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $98,283,665)		97,400,241
Asset-Backed Securities - 6.6%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.03% 2/25/34 (f)	500,628	502,093
Class M2, 5.63% 2/25/34 (f)	600,000	603,902
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 8.1475% 9/9/30 (a)(f)	398,105	402,086
American Express Credit Account Master Trust:
Series 2004-1 Class B, 4.72% 9/15/11 (f)	1,430,000	1,435,125
Series 2004-C Class C, 4.97% 2/15/12 (a)(f)	4,760,288	4,769,558
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class E, 5.82% 6/6/12 (a)	920,000	917,691
Series 2005-DA Class A4, 5.02% 11/6/12	2,895,000	2,897,601
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.96% 4/25/34 (f)	300,000	299,989
Class M2, 5.01% 4/25/34 (f)	225,000	224,992
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 4.83% 12/15/33 (f)	420,254	421,561
Asset-Backed Securities - continued
	Principal Amount	Value
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.85% 12/15/09 (f)	$ 1,290,000	$ 1,294,072
Series 2002-C1 Class C1, 5.43% 12/15/09 (f)	1,840,000	1,855,392
Series 2003-C4 Class C4, 5.5% 2/15/11 (f)	3,295,000	3,353,172
Series 2004-B2 Class B2, 4.37% 4/15/12	3,100,000	3,032,638
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 5.03% 2/25/35 (f)	1,555,000	1,558,271
Class M2, 5.28% 2/25/35 (f)	570,000	572,285
Capital One Master Trust:
Series 2001-1 Class B, 4.98% 12/15/10 (f)	2,130,000	2,142,888
Series 2001-8A Class B, 5.02% 8/17/09 (f)	3,015,000	3,022,711
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.64% 2/17/09 (f)	3,535,000	3,541,142
Series 2003-B2 Class B2, 3.5% 2/17/09	1,860,000	1,854,124
Series 2003-B4 Class B4, 5.27% 7/15/11 (f)	1,680,000	1,703,376
Series 2004-6 Class B, 4.15% 7/16/12	2,560,000	2,480,275
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	989,475	977,390
Chase Credit Card Master Trust Series 2003-6 Class B, 4.82% 2/15/11 (f)	2,435,000	2,451,024
Chase Credit Card Owner Trust:
Series 2003-6 Class C, 5.27% 2/15/11 (f)	3,625,000	3,675,643
Series 2004-1 Class B, 4.67% 5/15/09 (f)	1,020,000	1,019,954
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 5.65% 4/7/10 (f)	1,330,000	1,354,909
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.03% 5/25/34 (f)	1,770,000	1,773,995
Series 2004-3 Class M1, 5.03% 6/25/34 (f)	350,000	350,857
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	1,150,000	1,117,127
Class C, 5.074% 6/15/35 (a)	1,044,000	1,016,024
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 5.21% 11/25/33 (f)	157,988	158,217
Class M2, 6.28% 11/25/33 (f)	200,000	202,447
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.08% 3/25/34 (f)	100,000	100,203
Class M4, 5.43% 3/25/34 (f)	75,000	75,659
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 5.08% 1/25/34 (f)	1,100,000	1,104,099
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2004-A:
Class M2, 5.68% 1/25/34 (f)	$ 1,275,000	$ 1,290,734
Series 2005-A:
Class M1, 4.96% 1/25/35 (f)	375,000	376,660
Class M2, 4.99% 1/25/35 (f)	550,000	551,401
Class M3, 5.02% 1/25/35 (f)	300,000	300,988
Class M4, 5.21% 1/25/35 (f)	225,000	226,647
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	1,700,000	1,690,172
GSAMP Trust Series 2004-FM2:
Class M1, 5.03% 1/25/34 (f)	750,000	749,972
Class M2, 5.63% 1/25/34 (f)	400,000	399,985
Class M3, 5.83% 1/25/34 (f)	400,000	399,985
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.91% 8/25/33 (f)	17,506	17,547
Class M1, 5.41% 8/25/33 (f)	765,000	772,731
Series 2003-4:
Class M1, 4.4413% 10/25/33 (f)	1,045,000	1,049,999
Class M2, 6.43% 10/25/33 (f)	1,240,000	1,251,049
Series 2004-3 Class M2, 5.73% 8/25/34 (f)	535,000	542,160
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.95% 1/20/35 (f)	527,121	527,406
Class M2, 4.98% 1/20/35 (f)	396,275	396,725
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 5.28% 7/25/33 (f)	2,460,000	2,471,595
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 4.86% 10/15/10 (f)	350,000	352,288
Series 2003-B3 Class B3, 4.845% 1/18/11 (f)	1,685,000	1,693,688
Series 2003-B5 Class B5, 4.84% 2/15/11 (f)	2,530,000	2,546,309
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.03% 7/25/34 (f)	500,000	499,982
Class M2, 5.08% 7/25/34 (f)	100,000	99,996
Class M3, 5.48% 7/25/34 (f)	200,000	199,993
Class M4, 5.63% 7/25/34 (f)	125,000	125,252
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.63% 12/27/32 (f)	460,000	466,226
Series 2003-NC8 Class M1, 5.23% 9/25/33 (f)	665,000	675,921
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.53% 1/25/32 (f)	1,083,334	1,084,798
Series 2002-NC1 Class M1, 5.33% 2/25/32 (a)(f)	706,794	708,324
Series 2002-NC3 Class M1, 5.25% 8/25/32 (f)	375,000	376,200
Series 2003-NC2 Class M2, 6.53% 2/25/33 (f)	710,000	715,881
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	$ 1,960,000	$ 972,191
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	950,000	222,768
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	3,977,219	3,943,435
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.98% 6/25/34 (f)	350,000	350,275
Class M4, 5.505% 6/25/34 (f)	585,000	587,696
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	1,045,000	1,026,237
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 4.65% 6/25/36 (f)	2,921,348	2,921,606
SLM Private Credit Student Loan Trust Series 2004-A Class C, 5.4413% 6/15/33 (f)	1,190,000	1,214,475
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 4.92% 3/15/11 (a)(f)	2,320,000	2,318,188
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class B, 4.95% 6/15/10 (f)	1,425,000	1,419,976
Class C, 5.67% 6/15/10 (f)	710,000	711,273
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	3,815,000	3,752,814
West Penn Funding LLC Series 1999-A Class A3, 6.81% 9/25/08	999,056	1,004,207
WFS Financial Owner Trust Series 2005-1 Class D, 4.09% 8/15/12	665,568	654,919
TOTAL ASSET-BACKED SECURITIES (Cost $97,923,154)		97,923,166
Collateralized Mortgage Obligations - 5.1%

Private Sponsor - 4.3%
Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6A2, 4.81% 6/25/35 (f)	442,414	442,691
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3725% 12/25/33 (f)	316,482	314,935
Class 2A1, 4.1663% 12/25/33 (f)	1,213,456	1,188,719
Series 2003-L Class 2A1, 3.9759% 1/25/34 (f)	2,281,825	2,226,707
Series 2004-B:
Class 1A1, 3.4126% 3/25/34 (f)	690,580	681,181
Class 2A2, 4.1189% 3/25/34 (f)	917,040	893,502
Series 2004-C Class 1A1, 3.3683% 4/25/34 (f)	1,364,777	1,341,608
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-D:
Class 1A1, 3.5366% 5/25/34 (f)	$ 1,699,915	$ 1,665,130
Class 2A2, 4.1992% 5/25/34 (f)	2,372,944	2,311,048
Series 2004-G Class 2A7, 4.5714% 8/25/34 (f)	1,804,240	1,770,983
Series 2004-H Class 2A1, 4.4883% 9/25/34 (f)	1,936,190	1,896,622
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1353% 8/25/35 (f)	3,679,667	3,666,712
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.9% 4/25/34 (f)	350,444	350,941
Series 2004-AR6 Class 9A2, 4.9% 10/25/34 (f)	612,245	613,385
Granite Master Issuer PLC Series 2006-1A Class C2, 5.2569% 12/20/54 (a)(f)	1,200,000	1,200,000
Granite Mortgages PLC floater Series 2004-2 Class 1C, 5.2% 6/20/44 (f)	471,683	472,420
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3324% 5/25/17 (f)	1,753,419	1,756,829
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2399% 8/25/17 (f)	1,340,834	1,360,820
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 4.96% 7/25/30 (f)	1,845,301	1,843,535
Series 2003-E Class XA1, 0.789% 10/25/28 (f)(h)	8,709,412	87,047
Series 2003-G Class XA1, 1% 1/25/29 (h)	7,673,090	82,000
Series 2003-H Class XA1, 1% 1/25/29 (a)(h)	6,684,640	70,899
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 4.82% 7/25/35 (f)	1,261,801	1,261,949
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,984,509	1,999,584
Series 2004-SL2 Class A1, 6.5% 10/25/16	263,707	267,260
Series 2004-SL3 Class A1, 7% 8/25/16	3,327,958	3,446,704
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 5.99% 7/10/35 (a)(f)	2,294,309	2,340,196
Class B4, 6.19% 7/10/35 (a)(f)	1,720,732	1,755,147
Class B5, 6.79% 7/10/35 (a)(f)	1,625,136	1,661,701
Class B6, 7.29% 7/10/35 (a)(f)	764,770	783,889
Series 2003-CB1:
Class B3, 5.89% 6/10/35 (a)(f)	802,035	815,569
Class B4, 6.09% 6/10/35 (a)(f)	716,102	729,082
Class B5, 6.69% 6/10/35 (a)(f)	486,950	497,297
Class B6, 7.19% 6/10/35 (a)(f)	291,215	298,131
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-B:
Class B4, 5.54% 2/10/36 (a)(f)	$ 292,539	$ 296,195
Class B5, 5.99% 2/10/36 (a)(f)	292,539	296,927
Class B6, 6.44% 2/10/36 (a)(f)	97,513	98,976
Series 2004-C:
Class B4, 5.39% 9/10/36 (f)	392,695	398,586
Class B5, 5.79% 9/10/36 (f)	490,869	494,551
Class B6, 6.19% 9/10/36 (f)	98,174	98,665
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 4.98% 6/25/33 (a)(f)	798,832	801,828
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(h)	26,695,765	159,152
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 4.41% 9/20/34 (f)	1,185,299	1,185,430
WAMU Mortgage pass thru certificates:
floater Series 2005-AR13 Class A1C1, 4.72% 10/25/45 (f)	2,273,560	2,271,773
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	581,977	580,586
Series 2003-AR12 Class A5, 4.043% 2/25/34	5,000,000	4,872,979
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	250,782	255,970
Series 2004-RA2 Class 2A, 7% 7/25/33	409,594	417,955
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4494% 9/25/34 (f)	2,018,139	2,019,903
Series 2005-AR10 Class 2A2, 4.1097% 6/25/35 (f)	2,892,238	2,838,215
Series 2005-AR4 Class 2A2, 4.5305% 4/25/35 (f)	2,443,377	2,392,735
Series 2005-AR9 Class 2A1, 4.3624% 5/25/35 (f)	1,314,531	1,296,826
TOTAL PRIVATE SPONSOR		62,871,475
U.S. Government Agency - 0.8%
Fannie Mae planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	3,045,000	3,039,291
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 4.78% 10/25/35 (f)	5,645,396	5,615,086
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2702 Class WB, 5% 4/15/17	$ 2,480,000	$ 2,465,713
sequential pay Series 2473 Class VK, 6.5% 10/15/18	959,467	958,040
TOTAL U.S. GOVERNMENT AGENCY		12,078,130
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $75,731,788)		74,949,605
Commercial Mortgage Securities - 7.6%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	92,268	93,792
Series 1997-D5 Class PS1, 1.517% 2/14/43 (f)(h)	17,149,056	768,641
Banc of America Commercial Mortgage, Inc. Series 2002-2 Class XP, 1.7829% 7/11/43 (a)(f)(h)	10,961,126	610,432
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 4.94% 11/15/15 (a)(f)	265,000	265,634
Class D, 5.02% 11/15/15 (a)(f)	410,000	412,076
Class F, 5.37% 11/15/15 (a)(f)	295,000	296,197
Class H, 5.87% 11/15/15 (a)(f)	265,000	266,858
Class J, 6.42% 11/15/15 (a)(f)	275,000	277,697
Class K, 6.9694% 11/15/15 (a)(f)	245,000	243,106
Bank of America Large Loan, Inc. floater:
Series 2005-ESHA:
Class E, 5.05% 7/14/08 (a)(f)	725,000	724,968
Class F, 5.22% 7/14/08 (a)(f)	435,000	434,980
Class G, 5.35% 7/14/08 (a)(f)	215,000	214,990
Class H, 5.57% 7/14/08 (a)(f)	290,000	289,987
Series 2005-MIB1:
Class C, 4.78% 3/15/22 (a)(f)	335,000	334,792
Class D, 4.83% 3/15/22 (a)(f)	340,000	339,786
Class F, 4.94% 3/15/22 (a)(f)	330,000	329,792
Class G, 5% 3/15/22 (a)(f)	215,000	214,864
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 4.89% 4/25/34 (a)(f)	1,404,814	1,405,474
Class B, 6.43% 4/25/34 (a)(f)	147,875	149,568
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-1:
Class M1, 5.09% 4/25/34 (a)(f)	$ 147,875	$ 148,522
Class M2, 5.73% 4/25/34 (a)(f)	73,938	74,804
Series 2004-2 Class A, 4.96% 8/25/34 (a)(f)	1,356,895	1,359,866
Series 2004-3:
Class A1, 4.9% 1/25/35 (a)(f)	1,509,950	1,511,596
Class A2, 4.95% 1/25/35 (a)(f)	222,052	222,121
Class M1, 5.03% 1/25/35 (a)(f)	266,462	266,822
Class M2, 5.53% 1/25/35 (a)(f)	177,641	178,698
Series 2005-4A:
Class A2, 4.92% 1/25/36 (a)(f)	1,892,030	1,892,006
Class B1, 5.93% 1/25/36 (a)(f)	99,581	99,617
Class M1, 4.98% 1/25/36 (a)(f)	597,483	597,491
Class M2, 5% 1/25/36 (a)(f)	199,161	199,166
Class M3, 5.03% 1/25/36 (a)(f)	298,742	298,752
Class M4, 5.14% 1/25/36 (a)(f)	99,581	99,589
Class M5, 5.18% 1/25/36 (a)(f)	99,581	99,590
Class M6, 5.23% 1/25/36 (a)(f)	99,581	99,592
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	770,000	761,828
Series 2003-T12 Class X2, 0.7255% 8/13/39 (a)(f)(h)	6,510,351	139,683
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	1,410,000	1,401,295
Class C, 4.937% 5/14/16 (a)	880,000	875,869
Class D, 4.986% 5/14/16 (a)	320,000	318,971
Class E, 5.064% 5/14/16 (a)	995,000	994,145
Class F, 5.182% 5/14/16 (a)	240,000	239,939
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.7052% 5/15/35 (a)(f)(h)	23,306,633	1,304,710
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(f)	980,000	1,030,985
COMM floater Series 2002-FL7 Class D, 5.04% 11/15/14 (a)(f)	137,143	137,502
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	1,539,073	1,575,377
Commercial Mortgage pass thru certificates floater Series 2005-FL11:
Class B, 4.72% 11/15/17 (a)(f)	734,935	734,843
Class E, 4.86% 11/15/17 (a)(f)	329,971	329,851
Class F, 4.92% 11/15/17 (a)(f)	299,973	299,960
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1:
Class A2, 4.97% 12/15/21 (a)(f)	$ 365,000	$ 364,999
Class B, 5.22% 12/15/21 (a)(f)	945,000	944,995
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	34,153	34,134
Class A3, 6.55% 1/17/35	1,245,000	1,271,156
Series 1998-C1 Class A1B, 6.48% 5/17/40	2,756,962	2,830,712
Series 1999-C1 Class A2, 7.29% 9/15/41	7,550,000	8,001,390
Series 1997-C2 Class D, 7.27% 1/17/35	755,000	793,241
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	33,230,238	1,070,795
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	635,000	664,137
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,170,757	4,254,164
Series 2000-CF1:
Class A1A, 7.45% 6/10/33	450,645	450,760
Class A1B, 7.62% 6/10/33	1,855,000	2,015,657
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	1,500,000	1,508,589
Series 174 Class C1, 7.52% 5/15/06 (a)	1,000,000	1,005,931
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	383,396	390,949
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.4935% 5/15/33 (a)(f)(h)	22,635,987	793,348
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	4,800,212	4,798,743
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8915% 10/16/23 (f)	338,452	346,773
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,030,000	1,938,364
Series 2003-36 Class C, 4.254% 2/16/31	1,685,000	1,622,017
Series 2003-47 Class C, 4.227% 10/16/27	2,966,064	2,886,703
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,854,911
Series 2003-47 Class XA, 0.0203% 6/16/43 (f)(h)	7,732,145	414,815
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7485% 12/10/41 (f)(h)	13,163,132	351,665
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class XP, 0.8024% 8/10/42 (a)(f)(h)	61,434,000	1,999,191
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	$ 2,895,000	$ 3,082,296
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,560,000	1,521,256
Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	815,000	867,942
Series 2005-GG4 Class XP, 0.7342% 7/10/39 (a)(f)(h)	47,170,000	1,611,620
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	879,728	889,123
Hilton Hotel Pool Trust:
sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	1,196,435	1,250,478
Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	1,405,000	1,484,891
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	530,000	565,377
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1 Class X2, 1.0684% 1/15/38 (a)(f)(h)	4,920,894	174,520
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	1,730,334	1,767,949
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (a)	4,000,000	3,707,240
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 6.52% 12/16/14 (a)(f)	1,480,000	1,471,446
Class K1, 7.02% 12/16/14 (a)(f)	770,000	765,440
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2, 1.0819% 7/15/56 (a)(f)(h)	16,049,961	727,047
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	1,755,803	1,805,192
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	1,189,390	1,216,925
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	365,695	369,030
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,561,797
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	3,675,000	3,718,975
Class C4, 6.893% 5/15/16 (a)	8,000,000	8,524,431
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust sequential pay:
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	$ 2,750,911	$ 2,673,397
Series 2003-C8 Class A3, 4.445% 11/15/35	4,050,000	3,925,979
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $115,256,435)		113,257,314
Foreign Government and Government Agency Obligations - 0.6%

Israeli State 4.625% 6/15/13	480,000	458,400
United Mexican States:
4.625% 10/8/08	1,760,000	1,748,560
5.875% 1/15/14	2,510,000	2,579,025
7.5% 1/14/12	3,650,000	4,066,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,319,256)		8,852,085
Fixed-Income Funds - 15.8%
	Shares
Fidelity Specialized High Income Central Investment Portfolio (g)	150,068	14,982,789
Fidelity Ultra-Short Central Fund (g)	2,199,447	218,756,989
TOTAL FIXED-INCOME FUNDS (Cost $233,482,773)		233,739,778
Cash Equivalents - 1.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.46%, dated 1/31/06 due 2/1/06) (Cost $25,663,000)	$ 25,666,181	25,663,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,490,013,705)		1,473,370,010
NET OTHER ASSETS - 0.5%		6,999,932
NET ASSETS - 100%		$ 1,480,369,942
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 400,000	$ 4,926
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34	Sept. 2034	409,000	5,849
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	409,000	5,477
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	409,000	5,907
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 409,000	$ 861
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	409,000	1,035
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	409,000	1,045
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	370,000	3,836
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	494,000	3,582
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	409,000	4,965
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	409,000	1,125
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34

	March 2034	$ 494,000	$ 2,550
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	494,000	2,574
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	409,000	2,716
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (d)	June 2010	10,000,000	(29,500)
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (e)	Dec. 2010	15,000,000	12,750
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (c)	March 2010	6,373,600	26,323
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (c)	March 2015	6,373,600	21,033
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 2,315,000	$ 1,921
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs, upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,690,000	1,115
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	1,600,000	1,008
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	1,000,000	0
Receive quarterly notional amount multiplied by .41% and pay Goldman Sachs upon default event of Sempra Energy, par value of the notional amount of Sempra Energy 7.95% 3/1/10	Sept. 2010	1,380,000	5,561
TOTAL CREDIT DEFAULT SWAPS		51,665,200	86,659
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 6,425,000	$ (125,930)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	6,425,000	(101,322)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	5,300,000	(31,906)
Receive semi-annually a fixed rate equal to 4.708% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	Jan. 2009	40,000,000	(241,600)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	30,000,000	(146,100)
Receive semi-annually a fixed rate equal to 4.756% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Jan. 2009	50,000,000	(227,000)
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	14,440,000	(20,938)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	62,300,000	24,297
TOTAL INTEREST RATE SWAPS		214,890,000	(870,499)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America

	July 2006	$ 2,700,000	$ (18,426)
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	2,700,000	(23,117)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Deutsche Bank	April 2006	2,700,000	(20,136)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Citibank	April 2006	1,500,000	(5,632)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	600,000	(2,194)
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	March 2006	2,600,000	(9,876)
Receive quarterly a return equal to Bank of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	5,400,000	15,245
TOTAL TOTAL RETURN SWAPS		18,200,000	(64,136)
		$ 284,755,200	$ (847,976)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $129,373,497 or 8.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(d) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Specialized High Income Central Investment Portfolio	$ 245,644
Fidelity Ultra-Short Central Fund	2,284,103
Total	$ 2,529,747

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ 14,756,186	$ -	$ -	$ 14,982,789	7.1%
Fidelity Ultra-Short Central Fund	198,736,992	19,999,008	-	218,756,989	3.1%
Total	$ 213,493,178	$ 19,999,008	$ -	$ 233,739,778
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,487,251,290. Net unrealized depreciation aggregated $13,881,280, of which $7,728,386 related to appreciated investment securities and $21,609,666 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813053.101

AMOR-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 81.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 60.4%
3.476% 4/1/34 (c)	$ 716	$ 713
3.723% 1/1/35 (c)	450	443
3.752% 10/1/33 (c)	310	303
3.756% 12/1/34 (c)	361	356
3.788% 12/1/34 (c)	79	77
3.791% 6/1/34 (c)	1,427	1,374
3.82% 6/1/33 (c)	233	229
3.825% 1/1/35 (c)	306	300
3.847% 1/1/35 (c)	892	876
3.859% 11/1/34 (c)	1,830	1,802
3.869% 1/1/35 (c)	535	533
3.877% 6/1/33 (c)	1,245	1,224
3.889% 12/1/34 (c)	278	277
3.902% 10/1/34 (c)	363	359
3.945% 5/1/34 (c)	129	131
3.948% 11/1/34 (c)	580	574
3.958% 1/1/35 (c)	391	387
3.971% 5/1/33 (c)	119	118
3.981% 12/1/34 (c)	300	297
3.983% 12/1/34 (c)	1,992	1,982
3.984% 12/1/34 (c)	379	376
3.988% 1/1/35 (c)	244	242
3.991% 2/1/35 (c)	261	259
4% 6/1/18 to 5/1/19	20,879	19,913
4.014% 12/1/34 (c)	180	178
4.026% 1/1/35 (c)	519	515
4.03% 2/1/35 (c)	253	251
4.037% 1/1/35 (c)	144	143
4.039% 10/1/18 (c)	308	303
4.053% 4/1/33 (c)	107	107
4.057% 1/1/35 (c)	248	246
4.063% 12/1/34 (c)	543	539
4.075% 1/1/35 (c)	510	505
4.094% 2/1/35 (c)	196	195
4.097% 2/1/35 (c)	499	495
4.101% 2/1/35 (c)	195	193
4.105% 2/1/35 (c)	986	979
4.111% 1/1/35 (c)	549	543
4.114% 11/1/34 (c)	417	414
4.121% 1/1/35 (c)	995	987
4.123% 1/1/35 (c)	521	519
4.127% 2/1/35 (c)	592	587
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.144% 1/1/35 (c)	$ 820	$ 819
4.159% 2/1/35 (c)	523	519
4.171% 1/1/35 (c)	449	445
4.176% 11/1/34 (c)	142	141
4.179% 1/1/35 (c)	1,018	1,009
4.181% 1/1/35 (c)	662	649
4.188% 10/1/34 (c)	788	789
4.205% 3/1/34 (c)	285	282
4.25% 2/1/35 (c)	333	327
4.277% 1/1/35 (c)	308	306
4.278% 2/1/35 (c)	198	196
4.288% 8/1/33 (c)	652	645
4.292% 7/1/34 (c)	245	247
4.295% 3/1/35 (c)	301	298
4.313% 3/1/33 (c)	157	154
4.316% 5/1/35 (c)	452	447
4.327% 12/1/34 (c)	192	192
4.348% 1/1/35 (c)	332	327
4.354% 1/1/35 (c)	376	371
4.367% 2/1/34 (c)	759	751
4.368% 4/1/35 (c)	201	198
4.394% 2/1/35 (c)	480	473
4.403% 5/1/35 (c)	955	942
4.411% 11/1/34 (c)	4,150	4,127
4.439% 10/1/34 (c)	1,616	1,608
4.44% 3/1/35 (c)	443	437
4.445% 4/1/34 (c)	504	501
4.467% 8/1/34 (c)	1,005	993
4.477% 1/1/35 (c)	486	484
4.481% 5/1/35 (c)	327	323
4.5% 4/1/18 to 4/1/35	332,414	317,470
4.517% 8/1/34 (c)	649	654
4.541% 2/1/35 (c)	338	335
4.542% 2/1/35 (c)	2,087	2,084
4.545% 7/1/35 (c)	1,172	1,160
4.56% 2/1/35 (c)	214	214
4.725% 3/1/35 (c)	538	533
4.73% 7/1/34 (c)	928	920
4.808% 12/1/32 (c)	443	444
4.825% 12/1/34 (c)	358	356
5% 9/1/16 to 12/1/34	102,052	100,687
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 2/1/36 (b)	$ 241,474	$ 233,324
5.105% 5/1/35 (c)	2,229	2,236
5.197% 6/1/35 (c)	1,625	1,627
5.5% 1/1/09 to 9/1/35	195,622	195,578
5.5% 2/1/36 (b)	62,635	61,950
6% 4/1/06 to 1/1/34	92,434	94,180
6% 2/1/21 (b)	2,851	2,913
6% 2/1/36 (b)	82,627	83,427
6.5% 6/1/23 to 12/1/35	68,460	70,303
7% 3/1/17 to 7/1/33	7,435	7,734
7.5% 4/1/22 to 9/1/32	3,280	3,435
8% 9/1/07 to 12/1/29	29	31
8.5% 1/1/16 to 7/1/31	432	457
9% 6/1/09 to 10/1/30	1,018	1,115
9.5% 11/1/06 to 8/1/22	179	195
11% 8/1/10	100	108
12.25% 5/1/13 to 5/1/15	37	41
12.5% 8/1/15 to 3/1/16	48	53
12.75% 2/1/15	5	5
13.5% 9/1/14 to 12/1/14	33	37
		1,243,450
Freddie Mac - 20.4%
4% 4/1/19	5,787	5,507
4.055% 12/1/34 (c)	342	339
4.113% 12/1/34 (c)	512	503
4.176% 1/1/35 (c)	471	463
4.288% 3/1/35 (c)	446	441
4.296% 5/1/35 (c)	784	775
4.305% 12/1/34 (c)	461	452
4.33% 1/1/35 (c)	1,029	1,023
4.366% 2/1/35 (c)	963	955
4.445% 3/1/35 (c)	449	439
4.446% 2/1/34 (c)	479	471
4.465% 6/1/35 (c)	695	685
4.49% 3/1/35 (c)	3,659	3,597
4.5% 8/1/33	4,828	4,542
4.554% 2/1/35 (c)	730	721
5% 7/1/33 to 9/1/35	131,562	127,079
5.013% 4/1/35 (c)	2,498	2,493
5.326% 8/1/33 (c)	200	203
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 6/1/09 to 7/1/35	$ 132,444	$ 131,655
5.5% 2/1/36 (b)	102,000	100,948
6% 5/1/16 to 10/1/34	11,734	11,890
6.5% 1/1/24 to 12/1/33	12,136	12,473
7.5% 2/1/08 to 7/1/32	10,615	11,132
8% 10/1/07 to 4/1/21	75	79
8.5% 7/1/09 to 9/1/20	179	191
9% 9/1/08 to 5/1/21	543	581
10% 1/1/09 to 5/1/19	160	173
10.5% 8/1/10 to 2/1/16	15	16
12.5% 5/1/12 to 12/1/14	97	106
13% 12/1/13 to 6/1/15	146	161
		420,093
Government National Mortgage Association - 0.6%
6.5% 5/15/28 to 7/15/34	2,397	2,507
7% 2/15/24 to 7/15/32	3,876	4,073
7.5% 12/15/06 to 4/15/32	2,125	2,244
8% 6/15/06 to 12/15/25	873	932
8.5% 7/15/16 to 10/15/28	1,309	1,424
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	80	88
13% 10/15/13	7	8
13.5% 7/15/11	10	11
		11,289
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,697,963)		1,674,832
Asset-Backed Securities - 1.1%

Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 4.69% 11/1/45 (b)(c)	5,000	5,000
Fremont NIMS Trust Series 2004-C Class A, 5.25% 8/25/34 (a)	456	456
GSAMP Trust Series 2005-MTR1 Class A1, 4.67% 10/25/35 (c)	5,404	5,404
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 5.28% 7/25/33 (c)	3,770	3,788
Morgan Stanley ABS Capital I, Inc. Series 2003-NC6 Class M2, 6.48% 6/27/33 (c)	6,165	6,294
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	$ 905	$ 879
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	989	945
TOTAL ASSET-BACKED SECURITIES (Cost $22,689)		22,766
Collateralized Mortgage Obligations - 7.7%

Private Sponsor - 0.8%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 4.93% 3/25/35 (c)	877	879
Countrywide Home Loans, Inc. sequential pay Series 2002-25 Class 2A1, 5.5% 11/27/17	1,202	1,199
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	2,551	2,549
CS First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 4.2194% 1/28/32 (a)(c)	459	404
Gracechurch Mortgage Funding PLC Series 1A Class DB, 5.0045% 10/11/41 (a)(c)	2,520	2,519
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	6,356	6,421
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,326	1,336
Series 2004-SL2 Class A1, 6.5% 10/25/16	341	345
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	810	808
TOTAL PRIVATE SPONSOR		16,460
U.S. Government Agency - 6.9%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,433	2,483
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,411
Series 1999-15 Class PC, 6% 9/25/18	3,158	3,185
Series 2003-26 Class KI, 5% 12/25/15 (e)	4,464	416
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(e)	3,168	523
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,287
Series 2002-11 Class QB, 5.5% 3/25/15	1,069	1,068
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	$ 12,797	$ 11,999
sequential pay:
Series 2002-9 Class C, 6.5% 6/25/30	5,000	5,006
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	7,194
Series 2005-41 Class LA, 5.5% 5/25/35	3,500	3,519
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,560
Series 2002-50 Class LE, 7% 12/25/29	259	260
Series 2003-42 Class HS, 2.57% 12/25/17 (c)(e)	12,812	820
Series 2005-50 Class DZ, 5% 6/25/35	1,660	1,648
Series 2005-69 Class ZL, 4.5% 8/25/25	2,983	2,969
Freddie Mac:
floater Series 2344 Class FP, 5.42% 8/15/31 (c)	1,605	1,641
planned amortization class:
Series 2512 Class PG, 5.5% 10/15/22	5,100	5,076
Series 70 Class C, 9% 9/15/20	217	217
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,134	1,147
Series 2516 Class AH, 5% 1/15/16	548	546
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,951	2,020
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.45% 1/15/32 (c)	3,175	3,240
Class PF, 5.45% 12/15/31 (c)	2,735	2,803
Series 2410 Class PF, 5.45% 2/15/32 (c)	6,270	6,419
Series 2412 Class GF, 5.42% 2/15/32 (c)	1,183	1,210
Series 2958 Class TF, 0% 4/15/35 (c)	880	841
planned amortization class:
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,760
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,203
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,125
Series 2802 Class OB, 6% 5/15/34	3,375	3,475
Series 2810 Class PD, 6% 6/15/33	2,540	2,574
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,772
sequential pay:
Series 2135 Class JE, 6% 3/15/29	3,450	3,474
Series 2608 Class FJ, 4.87% 3/15/17 (c)	4,219	4,241
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2638 Class FA, 4.87% 11/15/16 (c)	$ 3,884	$ 3,901
Series 2644 Class EF, 4.82% 2/15/18 (c)	4,339	4,360
Series 2750 Class ZT, 5% 2/15/34	2,388	2,145
Series 3097 Class IA, 5.5% 3/15/33 (e)	5,680	1,052
Series 1658 Class GZ, 7% 1/15/24	3,756	3,874
Series 2907 Class HZ, 5% 12/15/34	811	810
Series 2937 Class ZG, 5% 2/15/35	64	64
Series 3007 Class ZN, 4.5% 7/15/25	369	368
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	7	7
TOTAL U.S. GOVERNMENT AGENCY		141,713
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $157,982)		158,173
Commercial Mortgage Securities - 3.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.517% 2/14/43 (c)(e)	39,287	1,761
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560	557
Class C, 4.937% 5/14/16 (a)	1,165	1,160
Class D, 4.986% 5/14/16 (a)	425	424
Class E, 5.064% 5/14/16 (a)	1,315	1,314
Class F, 5.182% 5/14/16 (a)	315	315
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.7052% 5/15/35 (a)(c)(e)	31,878	1,785
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,200
Class F, 7.734% 1/15/32	600	646
COMM floater Series 2001-FL5A Class E, 5.97% 11/15/13 (a)(c)	2,823	2,822
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	47	47
Series 1999-C1 Class A2, 7.29% 9/15/41	6,100	6,465
Series 1997-C2 Class D, 7.27% 1/17/35	5,175	5,437
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.: - continued
Series 1998-C1 Class D, 7.17% 5/17/40	$ 3,360	$ 3,623
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,390	1,454
Fannie Mae sequential pay:
Series 1999-10 Class MZ, 6.5% 9/17/38	3,975	4,081
Series 2000-7 Class MB, 7.5314% 2/17/24 (c)	5,033	5,210
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8591% 6/17/38 (c)(e)	87,978	3,392
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	2,600	2,560
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9704% 4/13/31 (c)	390	403
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	837
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	2,790	3,056
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,052
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.3244% 4/30/39 (a)(c)	1,844	1,859
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895	8,065
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $71,228)		67,525
Fixed-Income Funds - 21.8%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $446,441)	4,499,023	447,473
Cash Equivalents - 8.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.46%, dated 1/31/06 due 2/1/06) (Cost $171,702)	$ 171,723	$ 171,702
TOTAL INVESTMENT PORTFOLIO - 123.6% (Cost $2,568,005)		2,542,471
NET OTHER ASSETS - (23.6)%		(485,320)
NET ASSETS - 100%		$ 2,057,151
Swap Agreements
	Expiration Date	Notional Amount (000s)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	April 2006	$ 40,000	(148)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Citibank	May 2006	20,000	(74)
		$ 60,000	$ (222)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,074,000 or 1.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 5,110

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 447,428	$ -	$ -	$ 447,473	6.4%
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,567,604,000. Net unrealized depreciation aggregated $25,133,000, of which $5,910,000 related to appreciated investment securities and $31,043,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Securities Fund

(A Class of Fidelity Advisor
Mortgage Securities Fund)

January 31, 2006

1.813258.101

MOR-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 81.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 60.4%
3.476% 4/1/34 (c)	$ 716	$ 713
3.723% 1/1/35 (c)	450	443
3.752% 10/1/33 (c)	310	303
3.756% 12/1/34 (c)	361	356
3.788% 12/1/34 (c)	79	77
3.791% 6/1/34 (c)	1,427	1,374
3.82% 6/1/33 (c)	233	229
3.825% 1/1/35 (c)	306	300
3.847% 1/1/35 (c)	892	876
3.859% 11/1/34 (c)	1,830	1,802
3.869% 1/1/35 (c)	535	533
3.877% 6/1/33 (c)	1,245	1,224
3.889% 12/1/34 (c)	278	277
3.902% 10/1/34 (c)	363	359
3.945% 5/1/34 (c)	129	131
3.948% 11/1/34 (c)	580	574
3.958% 1/1/35 (c)	391	387
3.971% 5/1/33 (c)	119	118
3.981% 12/1/34 (c)	300	297
3.983% 12/1/34 (c)	1,992	1,982
3.984% 12/1/34 (c)	379	376
3.988% 1/1/35 (c)	244	242
3.991% 2/1/35 (c)	261	259
4% 6/1/18 to 5/1/19	20,879	19,913
4.014% 12/1/34 (c)	180	178
4.026% 1/1/35 (c)	519	515
4.03% 2/1/35 (c)	253	251
4.037% 1/1/35 (c)	144	143
4.039% 10/1/18 (c)	308	303
4.053% 4/1/33 (c)	107	107
4.057% 1/1/35 (c)	248	246
4.063% 12/1/34 (c)	543	539
4.075% 1/1/35 (c)	510	505
4.094% 2/1/35 (c)	196	195
4.097% 2/1/35 (c)	499	495
4.101% 2/1/35 (c)	195	193
4.105% 2/1/35 (c)	986	979
4.111% 1/1/35 (c)	549	543
4.114% 11/1/34 (c)	417	414
4.121% 1/1/35 (c)	995	987
4.123% 1/1/35 (c)	521	519
4.127% 2/1/35 (c)	592	587
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.144% 1/1/35 (c)	$ 820	$ 819
4.159% 2/1/35 (c)	523	519
4.171% 1/1/35 (c)	449	445
4.176% 11/1/34 (c)	142	141
4.179% 1/1/35 (c)	1,018	1,009
4.181% 1/1/35 (c)	662	649
4.188% 10/1/34 (c)	788	789
4.205% 3/1/34 (c)	285	282
4.25% 2/1/35 (c)	333	327
4.277% 1/1/35 (c)	308	306
4.278% 2/1/35 (c)	198	196
4.288% 8/1/33 (c)	652	645
4.292% 7/1/34 (c)	245	247
4.295% 3/1/35 (c)	301	298
4.313% 3/1/33 (c)	157	154
4.316% 5/1/35 (c)	452	447
4.327% 12/1/34 (c)	192	192
4.348% 1/1/35 (c)	332	327
4.354% 1/1/35 (c)	376	371
4.367% 2/1/34 (c)	759	751
4.368% 4/1/35 (c)	201	198
4.394% 2/1/35 (c)	480	473
4.403% 5/1/35 (c)	955	942
4.411% 11/1/34 (c)	4,150	4,127
4.439% 10/1/34 (c)	1,616	1,608
4.44% 3/1/35 (c)	443	437
4.445% 4/1/34 (c)	504	501
4.467% 8/1/34 (c)	1,005	993
4.477% 1/1/35 (c)	486	484
4.481% 5/1/35 (c)	327	323
4.5% 4/1/18 to 4/1/35	332,414	317,470
4.517% 8/1/34 (c)	649	654
4.541% 2/1/35 (c)	338	335
4.542% 2/1/35 (c)	2,087	2,084
4.545% 7/1/35 (c)	1,172	1,160
4.56% 2/1/35 (c)	214	214
4.725% 3/1/35 (c)	538	533
4.73% 7/1/34 (c)	928	920
4.808% 12/1/32 (c)	443	444
4.825% 12/1/34 (c)	358	356
5% 9/1/16 to 12/1/34	102,052	100,687
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 2/1/36 (b)	$ 241,474	$ 233,324
5.105% 5/1/35 (c)	2,229	2,236
5.197% 6/1/35 (c)	1,625	1,627
5.5% 1/1/09 to 9/1/35	195,622	195,578
5.5% 2/1/36 (b)	62,635	61,950
6% 4/1/06 to 1/1/34	92,434	94,180
6% 2/1/21 (b)	2,851	2,913
6% 2/1/36 (b)	82,627	83,427
6.5% 6/1/23 to 12/1/35	68,460	70,303
7% 3/1/17 to 7/1/33	7,435	7,734
7.5% 4/1/22 to 9/1/32	3,280	3,435
8% 9/1/07 to 12/1/29	29	31
8.5% 1/1/16 to 7/1/31	432	457
9% 6/1/09 to 10/1/30	1,018	1,115
9.5% 11/1/06 to 8/1/22	179	195
11% 8/1/10	100	108
12.25% 5/1/13 to 5/1/15	37	41
12.5% 8/1/15 to 3/1/16	48	53
12.75% 2/1/15	5	5
13.5% 9/1/14 to 12/1/14	33	37
		1,243,450
Freddie Mac - 20.4%
4% 4/1/19	5,787	5,507
4.055% 12/1/34 (c)	342	339
4.113% 12/1/34 (c)	512	503
4.176% 1/1/35 (c)	471	463
4.288% 3/1/35 (c)	446	441
4.296% 5/1/35 (c)	784	775
4.305% 12/1/34 (c)	461	452
4.33% 1/1/35 (c)	1,029	1,023
4.366% 2/1/35 (c)	963	955
4.445% 3/1/35 (c)	449	439
4.446% 2/1/34 (c)	479	471
4.465% 6/1/35 (c)	695	685
4.49% 3/1/35 (c)	3,659	3,597
4.5% 8/1/33	4,828	4,542
4.554% 2/1/35 (c)	730	721
5% 7/1/33 to 9/1/35	131,562	127,079
5.013% 4/1/35 (c)	2,498	2,493
5.326% 8/1/33 (c)	200	203
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 6/1/09 to 7/1/35	$ 132,444	$ 131,655
5.5% 2/1/36 (b)	102,000	100,948
6% 5/1/16 to 10/1/34	11,734	11,890
6.5% 1/1/24 to 12/1/33	12,136	12,473
7.5% 2/1/08 to 7/1/32	10,615	11,132
8% 10/1/07 to 4/1/21	75	79
8.5% 7/1/09 to 9/1/20	179	191
9% 9/1/08 to 5/1/21	543	581
10% 1/1/09 to 5/1/19	160	173
10.5% 8/1/10 to 2/1/16	15	16
12.5% 5/1/12 to 12/1/14	97	106
13% 12/1/13 to 6/1/15	146	161
		420,093
Government National Mortgage Association - 0.6%
6.5% 5/15/28 to 7/15/34	2,397	2,507
7% 2/15/24 to 7/15/32	3,876	4,073
7.5% 12/15/06 to 4/15/32	2,125	2,244
8% 6/15/06 to 12/15/25	873	932
8.5% 7/15/16 to 10/15/28	1,309	1,424
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	80	88
13% 10/15/13	7	8
13.5% 7/15/11	10	11
		11,289
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,697,963)		1,674,832
Asset-Backed Securities - 1.1%

Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 4.69% 11/1/45 (b)(c)	5,000	5,000
Fremont NIMS Trust Series 2004-C Class A, 5.25% 8/25/34 (a)	456	456
GSAMP Trust Series 2005-MTR1 Class A1, 4.67% 10/25/35 (c)	5,404	5,404
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 5.28% 7/25/33 (c)	3,770	3,788
Morgan Stanley ABS Capital I, Inc. Series 2003-NC6 Class M2, 6.48% 6/27/33 (c)	6,165	6,294
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	$ 905	$ 879
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	989	945
TOTAL ASSET-BACKED SECURITIES (Cost $22,689)		22,766
Collateralized Mortgage Obligations - 7.7%

Private Sponsor - 0.8%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 4.93% 3/25/35 (c)	877	879
Countrywide Home Loans, Inc. sequential pay Series 2002-25 Class 2A1, 5.5% 11/27/17	1,202	1,199
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	2,551	2,549
CS First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 4.2194% 1/28/32 (a)(c)	459	404
Gracechurch Mortgage Funding PLC Series 1A Class DB, 5.0045% 10/11/41 (a)(c)	2,520	2,519
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	6,356	6,421
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,326	1,336
Series 2004-SL2 Class A1, 6.5% 10/25/16	341	345
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	810	808
TOTAL PRIVATE SPONSOR		16,460
U.S. Government Agency - 6.9%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,433	2,483
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,411
Series 1999-15 Class PC, 6% 9/25/18	3,158	3,185
Series 2003-26 Class KI, 5% 12/25/15 (e)	4,464	416
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(e)	3,168	523
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,287
Series 2002-11 Class QB, 5.5% 3/25/15	1,069	1,068
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	$ 12,797	$ 11,999
sequential pay:
Series 2002-9 Class C, 6.5% 6/25/30	5,000	5,006
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	7,194
Series 2005-41 Class LA, 5.5% 5/25/35	3,500	3,519
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,560
Series 2002-50 Class LE, 7% 12/25/29	259	260
Series 2003-42 Class HS, 2.57% 12/25/17 (c)(e)	12,812	820
Series 2005-50 Class DZ, 5% 6/25/35	1,660	1,648
Series 2005-69 Class ZL, 4.5% 8/25/25	2,983	2,969
Freddie Mac:
floater Series 2344 Class FP, 5.42% 8/15/31 (c)	1,605	1,641
planned amortization class:
Series 2512 Class PG, 5.5% 10/15/22	5,100	5,076
Series 70 Class C, 9% 9/15/20	217	217
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,134	1,147
Series 2516 Class AH, 5% 1/15/16	548	546
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,951	2,020
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.45% 1/15/32 (c)	3,175	3,240
Class PF, 5.45% 12/15/31 (c)	2,735	2,803
Series 2410 Class PF, 5.45% 2/15/32 (c)	6,270	6,419
Series 2412 Class GF, 5.42% 2/15/32 (c)	1,183	1,210
Series 2958 Class TF, 0% 4/15/35 (c)	880	841
planned amortization class:
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,760
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,203
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,125
Series 2802 Class OB, 6% 5/15/34	3,375	3,475
Series 2810 Class PD, 6% 6/15/33	2,540	2,574
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,772
sequential pay:
Series 2135 Class JE, 6% 3/15/29	3,450	3,474
Series 2608 Class FJ, 4.87% 3/15/17 (c)	4,219	4,241
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2638 Class FA, 4.87% 11/15/16 (c)	$ 3,884	$ 3,901
Series 2644 Class EF, 4.82% 2/15/18 (c)	4,339	4,360
Series 2750 Class ZT, 5% 2/15/34	2,388	2,145
Series 3097 Class IA, 5.5% 3/15/33 (e)	5,680	1,052
Series 1658 Class GZ, 7% 1/15/24	3,756	3,874
Series 2907 Class HZ, 5% 12/15/34	811	810
Series 2937 Class ZG, 5% 2/15/35	64	64
Series 3007 Class ZN, 4.5% 7/15/25	369	368
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	7	7
TOTAL U.S. GOVERNMENT AGENCY		141,713
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $157,982)		158,173
Commercial Mortgage Securities - 3.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.517% 2/14/43 (c)(e)	39,287	1,761
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560	557
Class C, 4.937% 5/14/16 (a)	1,165	1,160
Class D, 4.986% 5/14/16 (a)	425	424
Class E, 5.064% 5/14/16 (a)	1,315	1,314
Class F, 5.182% 5/14/16 (a)	315	315
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.7052% 5/15/35 (a)(c)(e)	31,878	1,785
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,200
Class F, 7.734% 1/15/32	600	646
COMM floater Series 2001-FL5A Class E, 5.97% 11/15/13 (a)(c)	2,823	2,822
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	47	47
Series 1999-C1 Class A2, 7.29% 9/15/41	6,100	6,465
Series 1997-C2 Class D, 7.27% 1/17/35	5,175	5,437
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.: - continued
Series 1998-C1 Class D, 7.17% 5/17/40	$ 3,360	$ 3,623
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,390	1,454
Fannie Mae sequential pay:
Series 1999-10 Class MZ, 6.5% 9/17/38	3,975	4,081
Series 2000-7 Class MB, 7.5314% 2/17/24 (c)	5,033	5,210
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8591% 6/17/38 (c)(e)	87,978	3,392
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	2,600	2,560
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9704% 4/13/31 (c)	390	403
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	837
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	2,790	3,056
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,052
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.3244% 4/30/39 (a)(c)	1,844	1,859
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895	8,065
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $71,228)		67,525
Fixed-Income Funds - 21.8%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $446,441)	4,499,023	447,473
Cash Equivalents - 8.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.46%, dated 1/31/06 due 2/1/06) (Cost $171,702)	$ 171,723	$ 171,702
TOTAL INVESTMENT PORTFOLIO - 123.6% (Cost $2,568,005)		2,542,471
NET OTHER ASSETS - (23.6)%		(485,320)
NET ASSETS - 100%		$ 2,057,151
Swap Agreements
	Expiration Date	Notional Amount (000s)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	April 2006	$ 40,000	(148)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Citibank	May 2006	20,000	(74)
		$ 60,000	$ (222)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,074,000 or 1.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 5,110

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 447,428	$ -	$ -	$ 447,473	6.4%
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,567,604,000. Net unrealized depreciation aggregated $25,133,000, of which $5,910,000 related to appreciated investment securities and $31,043,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813061.101

HIM-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Alabama - 0.4%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (MBIA Insured)	$ 300,000	$ 306,489
Oxford Gen. Oblig. 5.75% 5/1/25 (Pre-Refunded to 5/1/09 @ 102) (d)	1,000,000	1,090,780
Phenix City Gen. Oblig. 5.65% 8/1/21 (AMBAC Insured)	1,000,000	1,094,460
		2,491,729
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.45% 7/1/09 (AMBAC Insured) (c)	1,500,000	1,538,220
Arizona - 1.6%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (c)	1,300,000	1,381,484
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (b)(c)	1,000,000	1,021,560
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,577,315
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	2,000,000	2,063,560
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	1,000,000	1,046,570
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	3,750,000	2,614,012
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/17 (AMBAC Insured)	1,000,000	1,081,210
		10,785,711
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,041,380
California - 10.9%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (d)	1,000,000	1,097,850
Series A:
5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,106,850
5.875% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (d)	2,100,000	2,386,776
California Econ. Recovery Series A, 5.25% 7/1/13 (MBIA Insured)	1,100,000	1,211,848
California Gen. Oblig.:
5.25% 2/1/11	2,300,000	2,468,797
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/14	$ 2,400,000	$ 2,608,800
5.25% 2/1/15	1,200,000	1,302,780
5.25% 2/1/16	1,000,000	1,084,970
5.25% 2/1/24	1,000,000	1,064,270
5.25% 2/1/28	1,200,000	1,271,592
5.25% 4/1/34	2,200,000	2,330,020
5.5% 3/1/11	3,500,000	3,800,930
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (d)	200,000	216,578
5.5% 4/1/30	4,000,000	4,384,880
5.5% 11/1/33	3,700,000	4,032,815
5.625% 5/1/20	335,000	363,237
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (d)	265,000	290,623
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (b)(c)	1,200,000	1,200,732
California Pub. Works Board Lease Rev.:
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,795,755
Series 2005 A, 5.25% 6/1/30	2,000,000	2,099,120
Series 2005 H, 5% 6/1/18	1,425,000	1,507,636
Series 2005 K, 5% 11/1/17	2,300,000	2,457,136
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	500,000	494,995
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	335,000	335,516
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	712,901
5% 1/15/16 (MBIA Insured)	400,000	423,156
5.75% 1/15/40	600,000	611,490
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,200,000	1,350,204
Series A:
5% 6/1/35 (FGIC Insured)	2,900,000	2,995,874
5% 6/1/38 (FGIC Insured)	1,550,000	1,597,678
5% 6/1/45	5,650,000	5,705,540
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,103,280
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,343,004
Los Angeles Unified School District Series A:
5.375% 7/1/17 (MBIA Insured)	1,800,000	1,988,892
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District Series A: - continued
5.375% 7/1/18 (MBIA Insured)	$ 1,000,000	$ 1,101,540
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/10 (AMBAC Insured) (a)	1,290,000	1,352,539
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/26 (FSA Insured)	2,300,000	2,693,116
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	1,300,000	1,034,891
Univ. of California Revs. (UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	1,755,000	1,935,151
5.5% 5/15/20 (AMBAC Insured)	2,000,000	2,194,720
		73,058,482
Colorado - 1.6%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (d)	1,365,000	640,144
Colorado Springs Arpt. Rev. Series C, 0% 1/1/08 (MBIA Insured)	870,000	811,893
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	235,000	257,727
5.625% 9/1/14	230,000	251,880
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,866,570
Dawson Ridge Metropolitan District # 1 Series B, 0% 10/1/22 (Escrowed to Maturity) (d)	2,000,000	928,880
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,200,000	1,319,232
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (d)	2,275,000	1,805,076
		10,881,402
Connecticut - 0.8%
Connecticut Health & Edl. Facilities Auth. Rev. (Loomis Chaffee School Proj.) 5.25% 7/1/28 (AMBAC Insured)	1,760,000	1,987,973
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	3,350,000	3,354,422
		5,342,395
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - 2.1%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (d)	$ 150,000	$ 151,823
Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	927,060
5.25% 6/1/26 (FSA Insured)	6,000,000	6,267,240
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,612,344
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,135,100
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,618,175
		13,711,742
Florida - 1.5%
Flagler County School Board Ctfs. Series A, 5% 8/1/12 (FSA Insured)	1,000,000	1,065,520
Florida Board of Ed. Cap. Outlay Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,102,640
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,071,420
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series B, 5% 11/15/14	1,000,000	1,059,700
3.95%, tender 9/1/12 (b)	1,300,000	1,291,043
5%, tender 11/16/09 (b)	1,800,000	1,872,828
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	1,025,810
Miami-Dade County Aviation Rev. Series A, 5% 10/1/38 (CIFG North America Insured) (c)	1,000,000	1,013,710
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	529,220
		10,031,891
Georgia - 3.0%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (c)	1,000,000	1,071,670
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	2,700,000	2,776,842
5% 11/1/43 (FSA Insured)	11,500,000	11,793,940
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,344,760
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10 @ 102) (d)	$ 1,100,000	$ 1,224,575
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (d)	1,100,000	532,488
Richmond County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (d)	1,165,000	563,953
		20,308,228
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (c)	1,300,000	1,544,439
Illinois - 10.5%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C, 5.25% 12/1/19 (MBIA Insured)	1,300,000	1,419,860
Series A:
0% 12/1/16 (FGIC Insured)	1,300,000	820,131
5.5% 12/1/27 (AMBAC Insured)	1,000,000	1,154,790
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,033,374
0% 1/1/24 (FGIC Insured)	6,110,000	2,715,162
(Neighborhoods Alive 21 Prog.) 5% 1/1/43 (AMBAC Insured)	1,000,000	1,020,910
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000,000	1,061,440
5% 1/1/42 (AMBAC Insured)	1,700,000	1,738,267
5.25% 1/1/33 (MBIA Insured)	1,100,000	1,147,575
5.5% 1/1/38 (MBIA Insured)	990,000	1,059,617
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (d)	10,000	10,970
5.5% 1/1/40 (FGIC Insured)	525,000	559,850
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (c)	300,000	309,180
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (c)	900,000	931,923
5.5% 1/1/16 (Pre-Refunded to 1/1/07 @ 102) (c)(d)	100,000	103,832
6.25% 1/1/09 (AMBAC Insured) (c)	3,325,000	3,470,303
Series B, 5.25% 1/1/14 (FGIC Insured)	1,000,000	1,091,100
5.5% 1/1/09 (AMBAC Insured) (c)	1,250,000	1,311,163
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Park District Series A:
5.5% 1/1/19 (FGIC Insured)	$ 155,000	$ 166,411
5.5% 1/1/19 (Pre-Refunded to 1/1/11 @ 100) (d)	845,000	919,825
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	1,400,000	1,401,064
Coles, Cumberland, Moultrie & Shelby Counties Cmnty. Unit School District #2, Mattoon 5.8% 2/1/17 (Pre-Refunded to 2/1/11 @ 100) (d)	1,000,000	1,103,590
Cook County Gen. Oblig. Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,141,536
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,538,061
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,613,310
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	1,650,000	1,695,062
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	2,500,000	2,739,550
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,087,510
Series 2006, 5.5% 1/1/31	1,000,000	1,162,070
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,068,380
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,067,430
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,190,800
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,196,663
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,065,070
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (d)	1,500,000	1,728,165
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,522,350
6% 6/15/20	600,000	655,398
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,000,000	1,098,120
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	938,474
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,988,339
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,625,776
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.): - continued
Series A:
0% 6/15/16 (FGIC Insured)	$ 2,370,000	$ 1,527,868
0% 6/15/22 (MBIA Insured)	1,060,000	515,785
0% 12/15/24 (MBIA Insured)	3,075,000	1,320,713
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	1,000,000	1,118,410
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,521,513
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	692,860
		70,369,550
Indiana - 2.1%
Anderson School Bldg. Corp. 5.5% 7/15/23 (FSA Insured)	1,330,000	1,459,821
Crown Point Multi-School Bldg. Corp. 5% 1/15/20 (FGIC Insured)	1,260,000	1,341,976
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,972,007
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,568,550
Indiana Trans. Fin. Auth. Hwy. Series A, 0% 6/1/17 (AMBAC Insured)	1,000,000	616,220
Muncie School Bldg. Corp. 5.25% 7/10/13 (MBIA Insured)	1,670,000	1,826,679
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	770,288
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (c)	2,000,000	2,092,140
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (MBIA Insured)	1,195,000	1,281,410
South Harrison School Bldg. Corp. Series A, 5.25% 1/15/25 (FSA Insured)	1,150,000	1,238,401
		14,167,492
Iowa - 1.0%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (Pre-Refunded to 2/15/10 @ 101) (d)	1,870,000	2,057,131
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (d)	4,000,000	4,294,440
		6,351,571
Municipal Bonds - continued
	Principal Amount	Value
Kansas - 1.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (b)	$ 1,000,000	$ 1,011,240
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	359,897
5.25% 11/15/16	955,000	1,019,692
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,642,935
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,484,309
5% 12/1/14 (MBIA Insured)	500,000	519,165
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,487,791
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,828,733
		10,353,762
Kentucky - 1.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	2,170,000	2,324,352
5.75% 5/15/33 (FGIC Insured)	6,050,000	6,543,075
		8,867,427
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	1,000,000	1,063,520
Maryland - 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.) 5.75% 7/1/13 (Escrowed to Maturity) (d)	2,680,000	2,956,871
Massachusetts - 6.1%
Massachusetts Bay Trans. Auth. Series A:
5% 7/1/31	2,000,000	2,091,580
5.75% 3/1/26 (Pre-Refunded to 3/1/09 @ 101) (d)	2,000,000	2,156,660
Massachusetts Gen. Oblig.:
Series 2005 A, 5% 3/1/22	3,500,000	3,701,285
Series 2005 C, 5.25% 9/1/23	2,800,000	3,036,684
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,088,600
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (d)	1,000,000	1,074,250
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (d)	2,000,000	2,181,360
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	$ 1,200,000	$ 1,308,816
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	504,795
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	728,296
0% 8/1/10	4,500,000	3,752,955
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	5,000,000	5,287,350
5% 8/15/30 (FSA Insured)	4,500,000	4,704,750
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,514
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (d)	5,300,000	5,811,821
Springfield Gen. Oblig. 5% 8/1/20 (MBIA Insured)	3,335,000	3,550,174
		40,989,890
Michigan - 1.2%
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	1,065,000	1,117,004
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,526,054
Michigan Hosp. Fin. Auth. Hosp. Rev. (McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,057,660
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,470,406
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,059,130
		8,230,254
Minnesota - 1.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,818,018
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2001 C, 5.25% 1/1/32 (FGIC Insured)	1,000,000	1,045,220
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,099,030
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	$ 590,000	$ 619,500
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,179,000
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,438,094
Series 2003 11, 5.25% 12/1/18	1,000,000	1,076,980
		9,275,842
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,075,468
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	1,100,000	1,139,655
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,038,820
		2,178,475
Nevada - 0.7%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (c)	1,000,000	1,056,520
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	530,035
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (d)	1,000,000	1,099,550
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,083,300
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,077,700
		4,847,105
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(c)	1,000,000	988,280
New Jersey - 2.0%
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	1,500,000	1,725,510
Series 2005 O, 5.25% 3/1/23	2,000,000	2,138,380
Series O, 5.25% 3/1/21 (MBIA Insured)	1,000,000	1,086,400
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	900,000	948,240
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	$ 1,000,000	$ 1,119,480
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25% 8/1/17 (FGIC Insured)	2,000,000	2,166,700
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	450,000	449,672
6.125% 6/1/24	1,100,000	1,195,480
6.125% 6/1/42	1,600,000	1,676,800
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,100,290
		13,606,952
New Mexico - 1.2%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (c)	3,970,000	4,206,374
6.75% 7/1/09 (AMBAC Insured) (c)	450,000	491,175
6.75% 7/1/11 (AMBAC Insured) (c)	1,805,000	2,031,203
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,000,000	1,012,740
		7,741,492
New York - 8.8%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	1,500,000	1,671,555
5.75% 5/1/21 (FSA Insured)	1,200,000	1,317,720
Series 2004:
5.75% 5/1/21 (FSA Insured)	4,900,000	5,544,644
5.75% 5/1/25 (FSA Insured)	600,000	675,774
Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	4,300,000	4,772,570
Series F, 5.25% 11/15/27 (MBIA Insured)	500,000	534,940
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	1,000,000	1,001,370
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	700,000	764,295
Metropolitan Trans. Auth. Transit Facilities Rev. Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	150,000	159,435
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	300,000	317,628
New York City Gen. Oblig.:
Series 2003 I, 5.75% 3/1/16	715,000	791,441
Series 2005 G:
5% 8/1/14	3,600,000	3,854,412
5% 8/1/15	1,000,000	1,071,820
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 J, 5% 3/1/20	$ 2,000,000	$ 2,101,160
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	650,934
Series C:
5.75% 3/15/27 (FSA Insured)	160,000	175,325
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (d)	340,000	380,589
Series E, 6% 8/1/11 (Pre-Refunded to 8/1/06 @ 101.5) (d)	25,000	25,722
Subseries 2005 F1, 5.25% 9/1/14	1,200,000	1,307,064
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	705,000	727,313
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (c)	1,000,000	1,026,910
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	523,870
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,095,480
New York City Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	10,000	10,879
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,047,470
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,642,920
Series C, 7.5% 7/1/10	435,000	472,575
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	6,150,000	6,470,477
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,107,550
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	870,000	897,901
4.875% 6/15/20	795,000	818,667
5% 6/15/15	305,000	318,670
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,600,000	1,734,608
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	305,000	333,402
New York Transitional Fin. Auth. Rev. Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,038,700
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	$ 1,500,000	$ 1,615,965
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,075,370
5.25% 6/1/22 (AMBAC Insured)	950,000	1,018,495
5.5% 6/1/14	1,000,000	1,059,030
5.5% 6/1/16	4,700,000	5,027,449
Series C1:
5.5% 6/1/15	300,000	321,273
5.5% 6/1/17	1,300,000	1,406,262
		58,909,634
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (c)	500,000	517,250
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (c)	1,400,000	1,569,848
		2,087,098
North Carolina - 2.9%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,030,230
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,304,271
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	1,745,000	1,801,503
5.125% 7/1/42	5,155,000	5,347,333
5.25% 7/1/42	1,300,000	1,365,416
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,505,000	1,612,322
Series B:
5.875% 1/1/21 (Pre-Refunded to 1/1/07 @ 102) (d)	3,050,000	3,181,272
7.25% 1/1/07	1,000,000	1,030,380
Series C, 5.5% 1/1/07	700,000	711,221
Series D, 6.7% 1/1/19	1,115,000	1,232,922
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,065,030
		19,681,900
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 0.6%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (c)	$ 1,005,000	$ 1,007,945
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	1,000,000	1,095,870
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (d)	1,500,000	1,653,510
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	453,735
		4,211,060
Oklahoma - 1.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,695,000	1,879,772
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	865,000	923,102
5.75% 8/15/29 (Pre-Refunded to 8/15/09 @ 101) (d)	635,000	687,927
6% 8/15/19 (MBIA Insured)	1,740,000	1,889,692
6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (d)	1,260,000	1,375,403
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	3,000,000	3,244,920
		10,000,816
Oregon - 0.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,869,985
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,147,370
		3,017,355
Pennsylvania - 2.7%
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,390,513
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,087,970
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,754,229
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,815,315
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,158,400
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (c)	2,000,000	2,132,180
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	$ 3,065,000	$ 3,336,835
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,493,350
		18,168,792
Puerto Rico - 0.5%
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	945,000	1,023,945
Series C, 5.5% 7/1/20 (FGIC Insured)	2,000,000	2,302,340
		3,326,285
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,083,480
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (c)	4,000,000	4,592,680
		5,676,160
South Carolina - 0.6%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (d)	1,000,000	1,180,940
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,000,000	1,081,980
Series A, 5.5% 1/1/16 (FGIC Insured)	1,000,000	1,132,210
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	582,883
		3,978,013
Tennessee - 0.6%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A, 6% 11/15/30 (AMBAC Insured) (Pre-Refunded to 11/15/09 @ 101) (d)	200,000	219,764
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.) 6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (d)	3,000,000	3,486,360
		3,706,124
Texas - 15.5%
Abilene Independent School District 5% 2/15/19	1,090,000	1,159,193
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,415,703
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Aledo Independent School District Series A, 5.125% 2/15/33	$ 1,000,000	$ 1,042,190
Austin Independent School District 5.25% 8/1/14 (a)	1,000,000	1,087,040
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/12 (MBIA Insured) (a)	1,000,000	1,055,280
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,576,050
Canyon Independent School District Series A, 5.5% 2/15/18	1,575,000	1,733,776
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,101,340
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,071,678
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/14	3,200,000	2,302,432
0% 2/15/16	1,400,000	917,168
5.75% 2/15/21	1,000,000	1,094,650
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	1,000,000	1,069,530
Garland Independent School District 5.5% 2/15/19	2,500,000	2,660,400
Grand Praire Independent School District 5.375% 2/15/16 (FSA Insured)	1,000,000	1,090,600
Grapevine Gen. Oblig. 5.75% 8/15/18 (Pre-Refunded to 8/15/10 @ 100) (d)	1,250,000	1,369,138
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,073,590
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	1,600,000	1,672,032
0% 10/1/17 (MBIA Insured)	2,500,000	1,518,750
0% 8/15/24 (MBIA Insured)	1,000,000	424,280
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12 (Pre-Refunded to 8/15/11 @ 100) (d)	1,000,000	1,094,020
5.75% 2/15/21 (Pre-Refunded to 8/15/12 @ 100) (d)	1,310,000	1,464,580
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,053,550
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (c)	1,000,000	1,073,520
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,491,084
Houston Independent School District 0% 8/15/13	1,300,000	958,958
Humble Independent School District:
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,954,926
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Humble Independent School District: - continued
0% 2/15/17	$ 1,000,000	$ 626,050
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	807,130
Kennedale Independent School District 5.5% 2/15/29	1,100,000	1,197,416
Lewisville Independent School District 0% 8/15/19	2,340,000	1,289,831
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,134,557
5.75% 8/15/14	1,100,000	1,198,571
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,080,930
Mansfield Independent School District:
5.375% 2/15/26	1,000,000	1,065,390
5.5% 2/15/17	2,000,000	2,181,760
Mesquite Independent School District 3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (b)	1,000,000	1,000,000
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,087,819
Mount Pleasant Independent School District 5.5% 2/15/22	2,590,000	2,789,093
North Central Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,338,707
North East Texas Independent School District 5% 8/1/33	1,200,000	1,237,692
Northside Independent School District 5.5% 2/15/15	940,000	1,016,149
Northwest Texas Independent School District 5.5% 8/15/21	3,185,000	3,475,313
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (b)(c)	4,000,000	4,229,920
San Antonio Elec. & Gas Systems Rev.:
3.55%, tender 12/1/07 (b)	1,500,000	1,501,785
5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (d)	75,000	77,350
San Marcos Consolidated Independent School District:
5% 8/1/14	1,145,000	1,239,634
5% 8/1/20	1,525,000	1,618,117
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,475,943
Spring Branch Independent School District 5.375% 2/1/18	1,000,000	1,073,390
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,000,000	1,031,940
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	$ 4,715,000	$ 3,822,026
0% 9/1/11 (Escrowed to Maturity) (d)	35,000	28,201
0% 9/1/15 (MBIA Insured)	1,100,000	740,146
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	825,000	864,278
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,050,000	4,331,354
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,144,648
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,059,770
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	4,000,000	4,430,440
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/15 (MBIA Insured)	1,860,000	2,016,891
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,045,860
White Settlement Independent School District 5.75% 8/15/34	1,440,000	1,581,005
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35,000	37,619
6% 8/15/19 (Pre-Refunded to 8/15/10 @ 100) (d)	1,000,000	1,105,710
Willis Independent School District 5% 2/15/14	1,300,000	1,402,440
Ysleta Independent School District 0% 8/15/09	4,065,000	3,564,924
		103,475,257
Utah - 1.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	399,905
6.5% 7/1/09 (Escrowed to Maturity) (d)	635,000	698,735
Series B:
5.75% 7/1/16 (MBIA Insured)	1,025,000	1,078,454
6% 7/1/16 (MBIA Insured)	7,000,000	7,214,270
Salt Lake City School District Series B, 5% 3/1/12	1,380,000	1,482,244
		10,873,608
Municipal Bonds - continued
	Principal Amount	Value
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$ 1,000,000	$ 1,107,150
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	437,420
		1,544,570
Washington - 7.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	1,000,000	606,730
0% 6/1/29 (MBIA Insured)	2,000,000	649,480
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,319,406
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,484,320
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (c)	1,715,000	1,815,499
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (c)	1,950,000	2,047,539
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,892,764
5.5% 1/1/21 (FSA Insured)	1,615,000	1,744,878
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (c)	3,000,000	3,127,620
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (Pre-Refunded to 7/1/09 @ 101) (d)	1,000,000	1,085,310
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,079,320
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,069,870
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,122,270
Tacoma Elec. Sys. Rev. Series 2001 A, 5.75% 1/1/20 (Pre-Refunded to 1/1/11 @ 101) (d)	1,000,000	1,108,160
Tumwater School District #33, Thurston County Series 1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	3,344,800
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,072,240
Series C, 5.25% 1/1/26 (FSA Insured)	1,000,000	1,059,310
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	668,520
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 3,000,000	$ 3,238,380
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,520,151
		53,056,567
Wisconsin - 1.4%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	880,000	930,494
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	363,358
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	70,358
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (d)	1,095,000	1,207,008
Wisconsin Gen. Oblig. Series 1, 5.25% 5/1/12 (MBIA Insured)	1,000,000	1,086,820
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,600,575
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,069,870
5.75% 8/15/30	1,500,000	1,589,685
6.25% 8/15/22	600,000	656,190
Series A, 5.375% 2/15/34	1,000,000	1,027,690
		9,602,048
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $641,016,879)	665,114,857
NET OTHER ASSETS - 0.6%	4,309,454
NET ASSETS - 100%	$ 669,424,311
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $640,707,925. Net unrealized appreciation aggregated $24,406,932, of which $25,936,562 related to appreciated investment securities and $1,529,630 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813055.101

SFI-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 5.1038% 5/24/06 (f)	$ 2,800,000	$ 2,802,890
Media - 2.0%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,350,000	2,382,230
Continental Cablevision, Inc.:
8.3% 5/15/06	1,200,000	1,210,844
9% 9/1/08	3,400,000	3,696,854
Cox Communications, Inc.:
3.875% 10/1/08	2,680,000	2,578,297
6.4% 8/1/08	795,000	804,825
7.75% 8/15/06	2,600,000	2,631,907
Hearst-Argyle Television, Inc. 7% 11/15/07	1,500,000	1,537,523
Lenfest Communications, Inc. 10.5% 6/15/06	1,225,000	1,254,094
Liberty Media Corp.:
5.9913% 9/17/06 (f)	3,203,000	3,219,592
7.75% 7/15/09	2,350,000	2,470,080
Time Warner Entertainment Co. LP 7.25% 9/1/08	3,145,000	3,286,383
Univision Communications, Inc.:
3.5% 10/15/07	535,000	518,587
3.875% 10/15/08	1,095,000	1,050,390
		26,641,606
TOTAL CONSUMER DISCRETIONARY		29,444,496
CONSUMER STAPLES - 0.7%
Food Products - 0.4%
H.J. Heinz Co. 6.428% 12/1/08 (b)(f)	1,515,000	1,559,193
Kraft Foods, Inc. 5.25% 6/1/07	3,265,000	3,268,810
		4,828,003
Tobacco - 0.3%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,020,606
Philip Morris Companies, Inc. 6.375% 2/1/06	2,000,000	2,000,000
		4,020,606
TOTAL CONSUMER STAPLES		8,848,609
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	$ 1,335,000	$ 1,290,670
Oil, Gas & Consumable Fuels - 1.7%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	1,865,000	1,831,646
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (b)	2,322,520	2,265,340
Duke Capital LLC:
4.37% 3/1/09	2,045,000	1,993,685
7.5% 10/1/09	2,700,000	2,888,544
Enterprise Products Operating LP:
4% 10/15/07	2,775,000	2,716,484
4.625% 10/15/09	3,070,000	2,988,565
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,400,000	1,400,652
Pemex Project Funding Master Trust 6.125% 8/15/08	4,535,000	4,618,898
Petroleum Export Ltd.:
4.623% 6/15/10 (b)	1,515,000	1,498,214
4.633% 6/15/10 (b)	910,000	899,917
		23,101,945
TOTAL ENERGY		24,392,615
FINANCIALS - 8.3%
Capital Markets - 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	2,750,000	2,656,995
4.25% 9/4/12 (f)	1,285,000	1,270,545
Lehman Brothers Holdings, Inc.:
4% 1/22/08	195,000	191,456
6.25% 5/15/06	2,795,000	2,805,417
6.625% 2/5/06	120,000	120,012
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,359,485
		8,403,910
Commercial Banks - 0.7%
Australia & New Zealand Banking Group Ltd. yankee 7.55% 9/15/06	405,000	411,256
Bank of America Corp.:
7.125% 9/15/06	1,750,000	1,772,558
7.4% 1/15/11	275,000	301,600
Bank One Corp. 6% 8/1/08	975,000	996,909
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	985,336
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,161,613
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 2,700,000	$ 2,609,399
4.75% 7/20/09	1,500,000	1,484,709
		9,723,380
Consumer Finance - 1.6%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,106,341
Ford Motor Credit Co.:
4.95% 1/15/08	1,990,000	1,835,586
6.5% 1/25/07	8,430,000	8,339,318
Household Finance Corp.:
4.125% 12/15/08	705,000	686,915
4.75% 5/15/09	1,563,000	1,546,202
6.4% 6/17/08	2,070,000	2,128,792
Household International, Inc. 5.836% 2/15/08	2,025,000	2,052,730
HSBC Finance Corp. 4.125% 3/11/08	4,145,000	4,066,713
		21,762,597
Diversified Financial Services - 1.0%
Aspetuck Trust 4.72% 10/16/06 (f)(h)	3,235,000	3,239,820
CC Funding Trust I 6.9% 2/16/07	2,040,000	2,074,156
Iberbond 2004 PLC 4.826% 12/24/17 (h)	3,078,933	2,990,840
J.P. Morgan & Co., Inc. 6.25% 1/15/09	1,075,000	1,107,461
Keycorp Institutional Capital B 8.25% 12/15/26	2,620,000	2,780,496
Prime Property Funding II 6.25% 5/15/07 (b)	1,000,000	1,011,020
		13,203,793
Insurance - 0.6%
The Chubb Corp. 4.934% 11/16/07	4,000,000	3,989,508
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	1,905,000	1,899,588
5.75% 3/15/07	1,070,000	1,072,694
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	517,093
		7,478,883
Real Estate - 3.0%
Arden Realty LP 8.5% 11/15/10	2,050,000	2,347,422
AvalonBay Communities, Inc. 5% 8/1/07	915,000	912,877
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,020,000	986,496
5.625% 12/15/10	1,845,000	1,845,002
BRE Properties, Inc.:
5.95% 3/15/07	575,000	578,115
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
BRE Properties, Inc.: - continued
7.2% 6/15/07	$ 1,775,000	$ 1,814,183
Camden Property Trust:
4.375% 1/15/10	1,385,000	1,339,338
5.875% 6/1/07	580,000	583,677
CarrAmerica Realty Corp. 5.25% 11/30/07	2,170,000	2,161,366
Colonial Properties Trust:
4.75% 2/1/10	1,330,000	1,290,945
7% 7/14/07	1,260,000	1,285,889
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,410,000	2,309,691
5% 5/3/10	1,310,000	1,287,418
7% 3/19/07	2,095,000	2,130,098
EOP Operating LP:
6.763% 6/15/07	1,625,000	1,653,163
7.75% 11/15/07	1,650,000	1,721,120
8.375% 3/15/06	1,500,000	1,506,020
iStar Financial, Inc. 5.73% 3/12/07 (f)	3,120,000	3,150,108
JDN Realty Corp. 6.95% 8/1/07	855,000	866,419
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,101,404
4.875% 8/15/10	2,460,000	2,423,516
6.875% 11/15/06	3,785,000	3,841,309
Tanger Properties LP 9.125% 2/15/08	2,295,000	2,455,650
		39,591,226
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
4.9% 6/2/06 (f)	1,250,000	1,251,561
5.5% 8/1/06	1,290,000	1,294,172
5.625% 5/15/07	745,000	749,298
Residential Capital Corp. 5.8956% 6/29/07 (f)	3,960,000	3,987,158
Washington Mutual, Inc. 4.375% 1/15/08	2,700,000	2,666,447
		9,948,636
TOTAL FINANCIALS		110,112,425
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	2,900,000	2,881,066
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	$ 145,273	$ 145,824
Airlines - 1.2%
America West Airlines pass thru Trust 7.33% 7/2/08	2,575,381	2,528,574
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	571,472	578,175
6.978% 10/1/12	102,639	104,535
7.024% 4/15/11	2,000,000	2,038,483
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	4,015,000	4,032,709
7.056% 3/15/11	355,000	363,035
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	611,605	608,547
United Airlines pass thru Certificates:
6.071% 9/1/14	1,400,977	1,365,113
6.201% 3/1/10	1,148,834	1,128,265
6.602% 9/1/13	1,752,425	1,725,484
7.032% 4/1/12	1,343,814	1,329,435
		15,802,355
Industrial Conglomerates - 0.3%
Tyco International Group SA yankee 5.8% 8/1/06	3,360,000	3,371,330
TOTAL INDUSTRIALS		22,200,575
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 4.608% 11/16/07	6,000,000	5,956,140
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	855,000	895,442
Paper & Forest Products - 0.1%
Boise Cascade Corp. 8% 2/24/06	745,000	746,863
International Paper Co. 4.25% 1/15/09	1,465,000	1,421,640
		2,168,503
TOTAL MATERIALS		3,063,945
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.4%
BellSouth Corp. 4.2% 9/15/09	$ 1,775,000	$ 1,717,245
France Telecom SA 7.2% 3/1/06	3,160,000	3,165,634
Sprint Capital Corp. 6% 1/15/07	3,240,000	3,267,258
Telecom Italia Capital 4% 11/15/08	7,140,000	6,911,741
Telefonos de Mexico SA de CV:
4.5% 11/19/08	2,470,000	2,414,744
4.75% 1/27/10	3,355,000	3,281,254
TELUS Corp. yankee 7.5% 6/1/07	4,220,000	4,343,735
Verizon Global Funding Corp.:
6.125% 6/15/07	2,140,000	2,170,476
7.25% 12/1/10	4,205,000	4,537,960
		31,810,047
Wireless Telecommunication Services - 0.7%
ALLTEL Corp. 4.656% 5/17/07	3,915,000	3,896,897
America Movil SA de CV 4.125% 3/1/09	3,925,000	3,801,943
AT&T Wireless Services, Inc. 7.35% 3/1/06	1,000,000	1,001,998
		8,700,838
TOTAL TELECOMMUNICATION SERVICES		40,510,885
UTILITIES - 4.1%
Electric Utilities - 2.1%
American Electric Power Co., Inc. 4.709% 8/16/07	3,685,000	3,659,603
Exelon Corp. 4.45% 6/15/10	3,750,000	3,627,821
FirstEnergy Corp. 5.5% 11/15/06	5,095,000	5,108,940
FPL Group Capital, Inc. 3.25% 4/11/06	705,000	702,853
Monongahela Power Co. 5% 10/1/06	2,015,000	2,012,558
Pepco Holdings, Inc.:
4% 5/15/10	1,125,000	1,065,656
5.5% 8/15/07	3,995,000	4,010,724
Progress Energy, Inc.:
5.85% 10/30/08	1,025,000	1,039,453
6.75% 3/1/06	2,695,000	2,698,940
7.1% 3/1/11	2,285,000	2,449,730
Southwestern Public Service Co. 5.125% 11/1/06	650,000	649,698
TXU Energy Co. LLC 6.125% 3/15/08	935,000	947,798
		27,973,774
Gas Utilities - 0.1%
NiSource Finance Corp. 3.2% 11/1/06	1,085,000	1,070,071
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.:
6.125% 9/1/09	$ 3,035,000	$ 3,122,736
6.35% 4/1/07	3,025,000	3,065,892
Duke Capital LLC 4.331% 11/16/06	1,630,000	1,621,447
		7,810,075
Multi-Utilities - 1.3%
Dominion Resources, Inc. 4.125% 2/15/08	2,610,000	2,556,573
DTE Energy Co.:
5.63% 8/16/07	2,965,000	2,982,449
6.45% 6/1/06	1,750,000	1,757,709
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	705,000	698,274
NiSource, Inc. 3.628% 11/1/06	1,565,000	1,549,289
PSEG Funding Trust I 5.381% 11/16/07	3,575,000	3,574,868
Sempra Energy:
4.621% 5/17/07	2,495,000	2,478,371
4.75% 5/15/09	1,055,000	1,039,604
		16,637,137
TOTAL UTILITIES		53,491,057
TOTAL NONCONVERTIBLE BONDS (Cost $301,550,346)		298,020,747
U.S. Government and Government Agency Obligations - 20.4%

U.S. Government Agency Obligations - 7.4%
Fannie Mae:
3.125% 12/15/07	9,435,000	9,157,677
3.25% 8/15/08	6,089,000	5,868,749
3.25% 2/15/09	13,000,000	12,442,495
6% 5/15/08	45,782,000	46,979,794
Federal Home Loan Bank 4.25% 4/16/07	6,000,000	5,958,216
Freddie Mac:
2.7% 3/16/07	14,000,000	13,667,472
4% 8/17/07	3,430,000	3,388,257
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		97,462,660
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09	11,449,305	12,112,975
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 12.1%
U.S. Treasury Bonds 12% 8/15/13	$ 17,526,000	$ 20,647,819
U.S. Treasury Notes:
3.375% 2/15/08	57,000,000	55,739,787
3.625% 4/30/07	2,952,000	2,918,099
3.75% 5/15/08 (e)	73,580,000	72,398,670
3.875% 7/31/07	5,096,000	5,046,630
4% 8/31/07	3,544,000	3,514,790
TOTAL U.S. TREASURY OBLIGATIONS		160,265,795
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $274,363,275)		269,841,430
U.S. Government Agency - Mortgage Securities - 8.3%

Fannie Mae - 6.6%
3.476% 4/1/34 (f)	422,380	420,389
3.723% 1/1/35 (f)	289,773	284,758
3.75% 1/1/34 (f)	189,052	184,486
3.752% 10/1/33 (f)	189,511	185,168
3.753% 10/1/33 (f)	208,915	203,445
3.756% 12/1/34 (f)	216,836	213,701
3.788% 12/1/34 (f)	49,770	48,795
3.791% 6/1/34 (f)	868,520	836,241
3.82% 6/1/33 (f)	151,013	147,983
3.825% 1/1/35 (f)	191,003	187,414
3.826% 10/1/33 (f)	2,185,262	2,145,347
3.828% 4/1/33 (f)	581,848	570,313
3.847% 1/1/35 (f)	547,378	537,277
3.869% 1/1/35 (f)	329,043	327,828
3.877% 6/1/33 (f)	809,622	796,260
3.889% 12/1/34 (f)	178,909	178,120
3.902% 10/1/34 (f)	242,095	239,304
3.945% 5/1/34 (f)	64,547	65,578
3.948% 11/1/34 (f)	375,354	371,641
3.958% 1/1/35 (f)	241,952	239,762
3.971% 5/1/33 (f)	74,553	73,634
3.981% 12/1/34 (f)	187,206	185,661
3.983% 12/1/34 (f)	1,258,876	1,252,621
3.984% 12/1/34 (f)	239,067	237,190
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.988% 1/1/35 (f)	$ 150,021	$ 148,941
3.991% 2/1/35 (f)	160,888	159,432
4.014% 12/1/34 (f)	125,792	124,734
4.026% 1/1/35 (f)	333,363	331,193
4.03% 2/1/35 (f)	175,494	173,741
4.037% 1/1/35 (f)	82,014	81,581
4.039% 10/1/18 (f)	179,526	176,571
4.053% 4/1/33 (f)	66,119	65,855
4.057% 1/1/35 (f)	171,909	170,124
4.063% 12/1/34 (f)	341,610	339,302
4.075% 1/1/35 (f)	334,208	331,114
4.094% 2/1/35 (f)	117,747	117,058
4.097% 2/1/35 (f)	307,218	304,534
4.101% 2/1/35 (f)	116,751	115,752
4.105% 2/1/35 (f)	632,429	627,761
4.111% 1/1/35 (f)	346,658	343,240
4.114% 11/1/34 (f)	272,851	270,436
4.121% 1/1/35 (f)	630,125	624,540
4.123% 1/1/35 (f)	341,344	340,058
4.127% 2/1/35 (f)	388,640	385,330
4.144% 1/1/35 (f)	512,679	511,708
4.159% 2/1/35 (f)	309,964	307,710
4.171% 1/1/35 (f)	280,583	278,389
4.176% 10/1/34 (f)	482,998	479,194
4.176% 11/1/34 (f)	85,084	84,425
4.179% 1/1/35 (f)	655,444	650,085
4.181% 1/1/35 (f)	406,001	397,890
4.188% 10/1/34 (f)	495,044	495,402
4.205% 3/1/34 (f)	158,449	156,412
4.25% 1/1/34 (f)	298,321	294,571
4.25% 2/1/34 (f)	232,512	229,590
4.25% 2/1/35 (f)	199,931	195,925
4.277% 1/1/35 (f)	173,356	172,152
4.278% 2/1/35 (f)	107,971	106,975
4.288% 8/1/33 (f)	393,355	389,197
4.292% 7/1/34 (f)	158,293	159,550
4.294% 1/1/34 (f)	271,559	268,488
4.295% 3/1/35 (f)	180,688	179,033
4.297% 3/1/33 (f)	231,597	230,207
4.301% 10/1/34 (f)	68,250	68,333
4.313% 3/1/33 (f)	99,854	98,161
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.316% 5/1/35 (f)	$ 268,036	$ 265,198
4.324% 10/1/33 (f)	89,987	88,766
4.327% 12/1/34 (f)	115,161	115,015
4.329% 3/1/35 (f)	409,398	405,535
4.339% 9/1/34 (f)	272,068	269,929
4.348% 1/1/35 (f)	199,064	196,195
4.354% 1/1/35 (f)	225,596	222,411
4.358% 10/1/34 (f)	682,926	676,860
4.364% 9/1/34 (f)	632,669	627,812
4.367% 2/1/34 (f)	465,548	460,671
4.368% 4/1/35 (f)	120,510	118,925
4.378% 6/1/33 (f)	115,367	114,514
4.391% 1/1/35 (f)	648,369	643,042
4.394% 2/1/35 (f)	292,376	287,941
4.4% 10/1/34 (f)	821,992	814,274
4.402% 11/1/34 (f)	572,847	567,980
4.403% 5/1/35 (f)	558,051	550,305
4.409% 10/1/34 (f)	1,022,496	1,008,827
4.423% 5/1/35 (f)	1,761,666	1,748,124
4.439% 10/1/34 (f)	1,001,643	996,512
4.44% 3/1/35 (f)	265,896	261,993
4.445% 4/1/34 (f)	297,310	295,188
4.467% 8/1/34 (f)	614,409	607,120
4.477% 1/1/35 (f)	285,092	283,946
4.481% 5/1/35 (f)	163,472	161,388
4.517% 8/1/34 (f)	416,412	419,909
4.541% 2/1/35 (f)	195,398	193,858
4.542% 2/1/35 (f)	1,278,265	1,276,786
4.544% 7/1/34 (f)	283,879	282,262
4.545% 7/1/35 (f)	685,661	678,702
4.56% 2/1/35 (f)	122,330	122,438
4.561% 1/1/35 (f)	389,048	388,987
4.575% 7/1/35 (f)	575,213	569,580
4.577% 9/1/34 (f)	751,721	745,671
4.584% 2/1/35 (f)	774,616	766,074
4.6% 6/1/35 (f)	631,925	626,823
4.605% 8/1/34 (f)	258,427	257,045
4.627% 1/1/33 (f)	126,908	126,951
4.629% 9/1/34 (f)	75,174	74,871
4.637% 10/1/35 (f)	92,394	91,469
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.653% 3/1/35 (f)	$ 94,459	$ 94,556
4.687% 3/1/35 (f)	1,615,152	1,615,563
4.712% 10/1/32 (f)	52,418	52,538
4.725% 3/1/35 (f)	330,772	327,859
4.728% 2/1/33 (f)	38,737	38,773
4.73% 7/1/34 (f)	580,113	575,114
4.732% 10/1/32 (f)	51,796	51,895
4.786% 6/1/35 (f)	1,679,310	1,670,635
4.808% 12/1/32 (f)	276,660	277,743
4.814% 2/1/33 (f)	280,194	279,539
4.815% 5/1/33 (f)	10,658	10,668
4.825% 12/1/34 (f)	207,141	206,073
4.83% 1/1/35 (f)	30,039	30,054
4.835% 8/1/34 (f)	207,959	206,317
4.853% 10/1/35 (f)	797,517	796,068
4.874% 9/1/35 (f)	854,771	853,427
4.878% 7/1/34 (c)(f)	829,865	826,538
4.881% 1/1/35 (f)	412,483	411,446
4.898% 10/1/35 (f)	533,126	530,572
4.904% 12/1/32 (f)	18,828	18,843
4.98% 11/1/32 (f)	141,567	143,189
5.031% 2/1/35 (f)	101,865	102,138
5.035% 11/1/34 (f)	42,936	42,922
5.046% 7/1/34 (f)	116,712	116,793
5.105% 5/1/35 (f)	1,303,790	1,307,993
5.106% 9/1/34 (f)	226,737	226,399
5.197% 6/1/35 (f)	953,367	954,518
5.216% 8/1/33 (f)	282,557	281,168
5.276% 3/1/35 (f)	134,325	134,569
5.333% 7/1/35 (f)	123,695	123,825
5.349% 12/1/34 (f)	389,525	389,409
5.5% 7/1/13 to 5/1/25	18,792,085	18,880,772
6.5% 2/1/08 to 3/1/35	12,902,552	13,253,390
7% 9/1/07 to 6/1/32 (d)	2,173,255	2,227,389
7.5% 5/1/12 to 10/1/14	143,109	150,201
11.5% 11/1/15	67,197	74,223
TOTAL FANNIE MAE		86,610,626
Freddie Mac - 1.6%
4.055% 12/1/34 (f)	197,869	195,771
4.113% 12/1/34 (f)	292,665	287,663
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.176% 1/1/35 (f)	$ 942,440	$ 927,056
4.288% 3/1/35 (f)	271,499	268,707
4.296% 5/1/35 (f)	474,774	469,347
4.305% 12/1/34 (f)	293,158	287,830
4.332% 10/1/34 (f)	506,966	503,614
4.366% 2/1/35 (f)	599,848	594,384
4.386% 2/1/35 (f)	294,079	288,105
4.445% 3/1/35 (f)	283,597	277,271
4.446% 2/1/34 (f)	287,247	282,841
4.465% 6/1/35 (f)	434,419	428,005
4.49% 3/1/35 (f)	306,045	299,566
4.49% 3/1/35 (f)	1,848,263	1,818,012
4.554% 2/1/35 (f)	450,717	445,235
4.782% 10/1/32 (f)	32,293	32,349
4.996% 3/1/33 (f)	97,190	96,555
5.013% 4/1/35 (f)	1,483,012	1,480,312
5.326% 8/1/33 (f)	133,502	135,214
5.5% 2/1/21 (c)	7,571,204	7,613,792
5.5% 7/1/23 to 4/1/24	4,601,714	4,597,033
5.651% 4/1/32 (f)	59,466	60,411
8.5% 5/1/26 to 7/1/28	219,714	238,491
12% 11/1/19	15,638	17,092
TOTAL FREDDIE MAC		21,644,656
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (f)	775,597	761,997
7% 1/15/25 to 6/15/32	1,082,109	1,137,230
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,899,227
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $111,415,846)		110,154,509
Asset-Backed Securities - 20.9%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	1,032,515	1,008,177
Series 2003-3 Class A1, 4.46% 1/25/34	1,006,198	963,939
Series 2004-2 Class A2, 4.83% 7/25/34 (f)	1,319,519	1,322,479
Series 2004-4 Class A2D, 4.88% 1/25/35 (f)	622,147	623,750
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Series 2003-HE1:
Class A2, 4.94% 11/25/33 (f)	$ 167,643	$ 167,700
Class M1, 5.18% 11/25/33 (f)	430,000	431,229
Class M2, 6.23% 11/25/33 (f)	270,000	272,763
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (b)	2,000,000	1,955,511
American Express Credit Account Master Trust Series 2004-C Class C, 4.97% 2/15/12 (b)(f)	2,416,761	2,421,468
AmeriCredit Automobile Receivables Trust:
Series 2003-CF Class A4, 3.48% 5/6/10	1,810,000	1,789,315
Series 2004-1:
Class B, 3.7% 1/6/09	150,000	147,975
Class C, 4.22% 7/6/09	155,000	152,643
Class D, 5.07% 7/6/10	1,105,000	1,093,631
Series 2004-CA Class A4, 3.61% 5/6/11	630,000	614,176
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,474,387
Series 2005-CF Class A4, 4.63% 6/6/12	2,895,000	2,869,459
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	4,153,729
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M1, 5.595% 9/25/32 (f)	1,075,986	1,076,526
Series 2004-R10 Class M1, 5.23% 11/25/34 (f)	1,370,000	1,376,607
Series 2004-R11 Class M1, 5.19% 11/25/34 (f)	2,040,000	2,051,810
Series 2004-R9:
Class A3, 4.85% 10/25/34 (f)	922,631	922,985
Class M2, 5.18% 10/25/34 (f)	1,515,000	1,524,350
Class M4, 5.7% 10/25/34 (f)	1,945,000	1,971,725
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.86% 6/25/32 (f)	221,691	222,378
Series 2002-BC7 Class M1, 5.33% 10/25/32 (f)	1,100,000	1,103,094
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (b)	4,100,000	4,012,754
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 4.98% 9/25/33 (f)	25,175	25,188
Class M2, 6.33% 9/25/33 (f)	3,100,000	3,139,935
Series 2003-W7:
Class A2, 4.92% 3/1/34 (f)	479,693	480,433
Class M1, 5.22% 3/1/34 (f)	2,500,000	2,517,015
Series 2003-W9 Class M1, 5.22% 3/25/34 (f)	1,800,000	1,809,730
Series 2004-W5 Class M1, 5.13% 4/25/34 (f)	830,000	830,950
Series 2004-W9 Class M3, 6.13% 6/26/34 (f)	2,230,000	2,264,272
Arran Funding Ltd. Series 2005-A Class C, 4.6894% 12/15/10 (f)	3,530,000	3,530,000
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 5.68% 1/25/34 (f)	$ 485,000	$ 492,319
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE5 Class A2B, 4% 8/15/33	43,862	43,715
Series 2003-HE7 Class A3, 4.83% 12/15/33 (f)	370,289	371,441
Series 2004-HE3 Class M2, 5.65% 6/25/34 (f)	700,000	708,005
Series 2004-HE6 Class A2, 4.89% 6/25/34 (f)	2,672,227	2,677,276
Series 2005-HE2:
Class M1, 4.98% 3/25/35 (f)	1,830,000	1,835,392
Class M2, 5.03% 3/25/35 (f)	460,000	461,768
Series 2005-HE3 Class A4, 4.73% 4/25/35 (f)	3,200,000	3,200,798
Bayview Financial Acquisition Trust Series 2004-C Class A1, 4.98% 5/28/44 (f)	1,544,463	1,547,411
Bayview Financial Asset Trust Series 2003-F Class A, 5.06% 9/28/43 (f)	1,372,004	1,373,160
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.01% 2/28/44 (f)	959,903	962,450
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 5.28% 9/25/34 (f)	794,000	801,090
Class M3, 5.58% 9/25/34 (f)	540,000	544,952
Class M4, 5.73% 9/25/34 (f)	460,000	466,364
Class M5, 5.93% 9/25/34 (f)	435,000	439,617
Series 2004-HE8:
Class M1, 5.18% 9/25/34 (f)	1,800,000	1,805,432
Class M2, 5.73% 9/25/34 (f)	890,000	890,198
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	1,035,000	1,022,055
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	280,050	279,806
Series 2005-1 Class B, 4.845% 6/15/10 (f)	1,240,000	1,246,333
Capital One Auto Finance Trust:
Series 2002-A Class A4, 4.79% 1/15/09	895,863	893,825
Series 2005-A Class A3, 4.28% 7/15/09	2,165,000	2,145,260
Series 2005-BSS:
Class B, 4.32% 5/15/10	1,430,000	1,404,957
Series D, 4.8% 9/15/12	1,220,000	1,191,133
Capital One Master Trust:
Series 1999-3 Class B, 4.95% 9/15/09 (f)	1,000,000	999,910
Series 2001-1 Class B, 4.98% 12/15/10 (f)	1,700,000	1,710,286
Series 2001-8A Class A, 4.6% 8/17/09	1,390,000	1,386,061
Capital One Multi-Asset Execution Trust Series 2003-B1 Class B1, 5.64% 2/17/09 (f)	5,715,000	5,724,930
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Prime Auto Receivable Trust Series 2005-1 Class B, 4.58% 8/15/12	$ 1,850,000	$ 1,819,134
Capital Trust Ltd. Series 2004-1:
Class A2, 4.94% 7/20/39 (b)(f)	645,000	644,933
Class B, 5.24% 7/20/39 (b)(f)	340,000	339,963
Class C, 5.59% 7/20/39 (b)(f)	435,000	434,951
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 5.23% 1/25/33 (f)	835,059	836,069
Chase Credit Card Master Trust Series 2003-6 Class B, 4.82% 2/15/11 (f)	2,150,000	2,164,149
Chase Credit Card Owner Trust Series 2004-1 Class B, 4.67% 5/15/09 (f)	875,000	874,961
Chase Issuance Trust Series 2004-C3 Class C3, 4.94% 6/15/12 (f)	3,305,000	3,320,691
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 5.2806% 2/9/09 (f)	3,000,000	3,023,484
Series 2003-C1 Class C1, 5.65% 4/7/10 (f)	2,600,000	2,648,695
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 4.94% 12/25/33 (b)(f)	1,456,362	1,456,513
CNH Eqipment Trust Series 2005-B Class B, 4.57% 7/16/12	830,000	807,787
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 6.53% 9/25/32 (f)	2,410,000	2,428,448
Series 2004-2:
Class 3A4, 4.78% 7/25/34 (f)	713,546	713,965
Class M1, 5.03% 5/25/34 (f)	1,075,000	1,077,426
Series 2004-3 Class 3A4, 4.78% 8/25/34 (f)	1,277,087	1,278,000
Series 2004-4:
Class A, 4.9% 8/25/34 (f)	329,632	329,928
Class M1, 5.01% 7/25/34 (f)	775,000	778,261
Class M2, 5.06% 6/25/34 (f)	920,000	921,781
Series 2004-5N Class N3, 5.5% 10/25/35 (b)	712,411	710,816
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (b)	974,000	947,900
CS First Boston Mortgage Securities Corp.:
Series 2004-FRE1:
Class A2, 4.88% 4/25/34 (f)	194,337	194,331
Class B1, 6.33% 4/25/34 (f)	1,295,000	1,294,950
Class M3, 5.18% 4/25/34 (f)	1,315,000	1,314,952
Series 2005-FIX1 Class A2, 4.31% 5/25/35	2,090,000	2,050,140
Discover Card Master Trust I Series 2003-4 Class B1, 4.8% 5/16/11 (f)	1,775,000	1,783,598
Asset-Backed Securities - continued
	Principal Amount	Value
Diversified REIT Trust Series 2000-1A Class A2, 6.971% 3/8/10 (b)	$ 1,500,000	$ 1,553,354
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (b)	1,035,000	1,020,493
Series 2005-3 Class A3, 4.99% 10/15/10 (b)	2,665,000	2,660,896
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 4.74% 5/28/35 (f)	983,088	982,397
Class AB3, 4.889% 5/28/35 (f)	584,027	584,230
Class AB8, 4.8467% 5/28/35 (f)	586,591	586,867
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	1,220,000	1,219,902
First USA Secured Note Trust Series 2001-3 Class C, 5.5331% 11/19/08 (b)(f)	2,645,000	2,647,481
Ford Credit Auto Owner Trust Series 2005-A:
Class A4, 3.72% 10/15/09	4,100,000	4,010,807
Class B, 3.88% 1/15/10	590,000	574,015
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 4.98% 2/25/34 (f)	150,000	150,195
Class M2, 5.03% 2/25/34 (f)	150,000	150,247
Series 2004-A Class M2, 5.68% 1/25/34 (f)	1,100,000	1,113,574
Series 2004-C:
Class M1, 5.18% 8/25/34 (f)	1,120,000	1,130,387
Class M3, 5.68% 8/25/34 (f)	3,000,000	3,047,930
Series 2004-D:
Class M4, 5.48% 11/25/34 (f)	295,000	296,672
Class M5, 5.53% 11/25/34 (f)	245,000	246,225
Series 2005-A Class 2A2, 4.77% 2/25/35 (f)	2,960,685	2,962,828
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	1,500,000	1,491,328
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (b)(g)	87,317,000	1,244,948
Series 2005-2 Class IO, 0.5242% 9/15/17 (b)(g)	134,240,000	1,749,147
Greenpoint Credit LLC Series 2001-1 Class 1A, 4.83% 4/20/32 (f)	737,291	735,615
GSAMP Trust:
Series 2002-NC1 Class A2, 4.85% 7/25/32 (f)	4,389	4,428
Series 2003-HE1 Class M2, 6.39% 6/20/33 (f)	1,810,000	1,837,737
Series 2003-HE2 Class M1, 5.18% 8/25/33 (f)	650,000	652,925
Series 2005-MTR1 Class A1, 4.67% 10/25/35 (f)	3,241,407	3,241,407
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 5.61% 5/25/30 (b)(f)	3,050,000	3,040,942
Asset-Backed Securities - continued
	Principal Amount	Value
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 6.49% 9/20/09 (b)(f)	$ 4,400,000	$ 4,400,000
Home Equity Asset Trust:
Series 2002-2 Class A4, 4.88% 6/25/32 (f)	5,664	5,666
Series 2003-3 Class A4, 4.99% 2/25/33 (f)	493	495
Series 2003-5 Class A2, 4.88% 12/25/33 (f)	393,262	393,582
Series 2003-7 Class A2, 4.91% 3/25/34 (f)	487,134	487,594
Series 2003-8 Class M1, 5.25% 4/25/34 (f)	845,000	852,335
Series 2004-1 Class M2, 5.73% 6/25/34 (f)	655,000	660,481
Series 2004-2 Class A2, 4.82% 7/25/34 (f)	380,354	380,765
Series 2004-3:
Class M1, 5.1% 8/25/34 (f)	425,000	426,993
Class M2, 5.73% 8/25/34 (f)	465,000	471,223
Series 2004-6 Class A2, 4.88% 12/25/34 (f)	1,872,296	1,875,950
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	1,170,000	1,143,022
Household Home Equity Loan Trust Series 2003-2 Class M, 5.07% 9/20/33 (f)	205,995	206,334
Household Mortgage Loan Trust:
Series 2003-HC2 Class M, 5.09% 6/20/33 (f)	306,084	306,396
Series 2004-HC1 Class A, 4.84% 2/20/34 (f)	640,273	641,198
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class B, 5.02% 1/18/11 (f)	1,000,000	1,004,472
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 4.95% 1/20/35 (f)	478,521	478,780
Class M2, 4.98% 1/20/35 (f)	358,891	359,298
Series 2005-3 Class A1, 4.75% 1/20/35 (f)	2,917,363	2,917,795
Hyundai Auto Receivables Trust Series 2005-A:
Class B, 4.2% 2/15/12	1,115,000	1,093,406
Class C, 4.22% 2/15/12	185,000	181,711
Marriott Vacation Club Owner Trust Series 2005-2 Class A, 5.25% 10/20/27 (b)	1,351,144	1,347,933
MASTR Asset Backed Securities Trust Series 2004-FRE1 Class M1, 5.08% 7/25/34 (f)	1,146,000	1,151,883
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.845% 10/15/08 (f)	1,350,000	1,350,618
Series 2001-B2 Class B2, 4.83% 1/15/09 (f)	4,750,000	4,753,359
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,025,556
Series 2002-B2 Class B2, 4.85% 10/15/09 (f)	3,600,000	3,611,646
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.93% 9/15/10 (f)	$ 1,500,000	$ 1,507,317
Series 1998-G Class B, 4.87% 2/17/09 (f)	1,550,000	1,550,988
Series 2000-L Class B, 4.97% 4/15/10 (f)	650,000	653,578
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.03% 7/25/34 (f)	425,000	424,985
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 5.18% 7/25/34 (f)	1,145,000	1,152,903
Series 2004-CB6 Class A1, 4.86% 7/25/35 (f)	882,231	884,953
Series 2004-FM1 Class M2, 5.68% 1/25/35 (f)	300,000	306,524
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC5 Class M2, 6.53% 4/25/33 (f)	575,000	578,897
Series 2004-HE6 Class A2, 4.87% 8/25/34 (f)	1,535,933	1,540,975
Series 2004-NC6 Class A2, 4.87% 7/25/34 (f)	461,912	463,168
Series 2004-NC7 Class A3, 4.83% 7/25/34 (f)	3,311,552	3,313,372
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 6.135% 10/25/31 (f)	31,241	31,272
Series 2002-AM3 Class A3, 5.02% 2/25/33 (f)	79,980	80,234
Series 2002-HE2 Class M1, 5.23% 8/25/32 (f)	1,150,000	1,152,887
Series 2002-NC1 Class M1, 5.33% 2/25/32 (b)(f)	616,912	618,248
Series 2003-NC1 Class M1, 5.58% 11/25/32 (f)	500,739	503,178
Series 2003-NC2 Class M2, 6.53% 2/25/33 (f)	615,000	620,094
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(f)(g)	1,725,000	530,033
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	1,885,000	934,989
Series 2005-2 Class AIO, 7.73% 3/25/12 (g)	1,265,000	371,594
Series 2005-3W Class AIO1, 4.8% 7/25/12 (g)	4,090,000	792,438
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	900,000	211,043
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,144,723
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	3,120,000	3,109,017
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	1,210,000	1,182,129
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,695,000
Onyx Acceptance Owner Trust:
Series 2002-C Class A4, 4.07% 4/15/09	413,876	413,488
Series 2005-A Class A3, 3.69% 5/15/09	890,000	878,160
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 4.65% 8/25/36 (f)	2,799,827	2,799,959
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	$ 399,732	$ 395,734
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 5.63% 1/25/35 (f)	1,905,000	1,926,890
Series 2004-WCW1:
Class M1, 5.16% 9/25/34 (f)	640,000	646,243
Class M2, 5.21% 9/25/34 (f)	380,000	382,483
Class M3, 5.78% 9/25/34 (f)	730,000	737,577
Class M4, 5.98% 9/25/34 (f)	1,000,000	1,007,591
Series 2004-WCW2 Class A2, 4.91% 10/25/34 (f)	1,056,126	1,058,266
Series 2004-WHQ2 Class A3E, 4.95% 2/25/35 (f)	1,162,143	1,164,747
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	447,218	433,977
Series 2004-RS10 Class MII2, 5.78% 10/25/34 (f)	2,600,000	2,638,673
Series 2005-SP2 Class 1A1, 4.68% 5/25/44 (f)	1,902,003	1,902,105
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	508,062	485,279
Saxon Asset Securities Trust Series 2004-2 Class MV1, 5.11% 8/25/35 (f)	980,000	983,022
SBA CMBS Trust:
Series 2--5-1A Class D, 6.219% 11/15/35 (b)	1,370,000	1,374,061
Series 2005-1A Class E, 6.706% 11/15/35 (b)	365,000	366,457
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 4.78% 2/25/34 (f)	748,114	748,090
Class M1, 5.05% 2/25/34 (f)	610,000	611,151
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 4.6913% 6/15/21 (f)	1,800,000	1,811,226
Series 2004-A:
Class B, 5.0713% 6/15/33 (f)	400,000	406,032
Class C, 5.4413% 6/15/33 (f)	1,020,000	1,040,979
Series 2004-B Class C, 5.3613% 9/15/33 (f)	1,900,000	1,899,696
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	2,500,000	2,472,875
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 4.83% 11/25/35 (f)	2,937,679	2,939,957
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 4.92% 3/15/11 (b)(f)	2,520,000	2,518,031
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 5.67% 6/15/10 (f)	1,405,000	1,407,520
Terwin Mortgage Trust Series 2003-4HE Class A1, 4.96% 9/25/34 (f)	466,254	468,233
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	932,909	924,020
Asset-Backed Securities - continued
	Principal Amount	Value
Volkswagen Auto Lease Trust:
Series 2004-A Class A3, 2.84% 7/20/07	$ 2,610,000	$ 2,588,097
Series 2005-A Class A4, 3.94% 10/20/10	3,625,000	3,565,911
WFS Financial Owner Trust:
Series 2004-3:
Class A4, 3.93% 2/17/12	5,000,000	4,887,582
Class D, 4.07% 2/17/12	848,598	836,593
Series 2004-4 Class D, 3.58% 5/17/12	724,933	712,002
Series 2005-1:
Class A3, 3.59% 10/19/09	3,465,000	3,415,124
Class D, 4.09% 8/15/12	631,339	621,237
Series 2005-3 Class C, 4.54% 5/17/13	850,000	838,037
Whinstone Capital Management Ltd. Series 1A Class B3, 5.5229% 10/25/44 (b)(f)	3,320,000	3,319,668
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	1,080,000	1,063,589
TOTAL ASSET-BACKED SECURITIES (Cost $277,126,209)		276,654,222
Collateralized Mortgage Obligations - 10.4%

Private Sponsor - 7.6%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 4.93% 1/25/34 (f)	664,051	665,420
Series 2004-2 Class 7A3, 4.93% 2/25/35 (f)	1,417,719	1,420,996
Series 2004-4 Class 5A2, 4.93% 3/25/35 (f)	587,865	588,936
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1353% 8/25/35 (f)	3,244,719	3,233,295
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.81% 1/25/35 (f)	872,046	873,136
Series 2005-2 Class 1A1, 4.78% 3/25/35 (f)	2,276,023	2,278,156
Series 2005-5 Class 1A1, 4.75% 7/25/35 (f)	1,452,291	1,450,702
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	659,841	658,106
Series 2002-32 Class 2A3, 5% 1/25/18	61,735	61,554
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 4.9% 5/25/34 (f)	303,440	303,255
Series 2004-AR5 Class 11A2, 4.9% 6/25/34 (f)	423,178	422,381
Series 2004-AR8 Class 8A2, 4.91% 9/25/34 (f)	634,030	635,725
Granite Master Issuer PLC:
floater:
Series 2005-2 Class C1, 5.101% 12/20/54 (f)	1,800,000	1,800,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater:
Series 2005-4:
Class C1, 4.455% 12/20/54 (f)	$ 1,350,000	$ 1,349,578
Class M2, 4.305% 12/20/54 (f)	1,300,000	1,299,594
Series 2006-1A Class C2, 5.2569% 12/20/54 (b)(f)	1,100,000	1,100,000
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 5.4% 3/20/44 (f)	875,000	876,641
Series 2004-2 Class 1C, 5.2% 6/20/44 (f)	411,567	412,210
Holmes Financing No. 8 PLC floater Series 2:
Class B, 4.77% 7/15/40 (f)	565,000	565,177
Class C, 5.32% 7/15/40 (f)	1,295,000	1,297,428
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 4.98% 10/25/34 (f)	1,715,337	1,720,112
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 4.92% 10/25/34 (f)	575,549	577,185
Series 2004-9:
Class M2, 5.18% 1/25/35 (f)	624,810	626,449
Class M3, 5.18% 1/25/35 (f)	463,168	464,707
Class M4, 5.58% 1/25/35 (f)	236,247	236,672
Series 2005-1:
Class M1, 4.99% 4/25/35 (f)	583,040	584,248
Class M2, 5.03% 4/25/35 (f)	1,005,744	1,007,498
Class M3, 5.06% 4/25/35 (f)	247,792	247,655
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 4.9238% 9/26/45 (b)(f)	1,648,231	1,648,231
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	277,408	277,235
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2399% 8/25/17 (f)	1,251,046	1,269,694
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 4.8% 3/25/35 (f)	1,456,995	1,460,356
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 4.92% 3/25/28 (f)	1,449,851	1,457,376
Series 2003-F Class A2, 4.43% 10/25/28 (f)	1,898,840	1,898,242
Series 2004-B Class A2, 4.83% 6/25/29 (f)	2,490,940	2,485,793
Series 2004-C Class A2, 4.9838% 7/25/29 (f)	1,729,883	1,726,649
Series 2004-D Class A2, 4.4131% 9/25/29 (f)	1,558,864	1,559,911
Series 2003-E Class XA1, 0.789% 10/25/28 (f)(g)	7,743,572	77,394
Series 2003-G Class XA1, 1% 1/25/29 (g)	6,770,041	72,349
Series 2003-H Class XA1, 1% 1/25/29 (b)(g)	5,909,723	62,680
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 5.38% 10/25/32 (f)	$ 409,232	$ 410,016
MortgageIT Trust floater Series 2004-2:
Class A1, 4.9% 12/25/34 (f)	1,001,837	1,003,302
Class A2, 4.98% 12/25/34 (f)	1,354,336	1,360,646
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 4.82% 7/25/35 (f)	2,665,777	2,666,089
Permanent Financing No. 3 PLC floater Series 2 Class C, 5.53% 6/10/42 (f)	605,000	611,050
Permanent Financing No. 4 PLC floater Series 2:
Class C, 5.2% 6/10/42 (f)	1,495,000	1,502,332
Class M, 4.81% 6/10/42 (f)	345,000	345,233
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 5.13% 6/10/42 (f)	915,000	919,003
Series 3 Class C, 5.3% 6/10/42 (f)	1,935,000	1,953,141
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	843,416	849,823
Series 2005-AR5 Class 1A1, 4.8696% 9/19/35 (f)	927,781	922,232
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(g)	23,575,716	140,551
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (f)	583,984	583,748
Series 2003-6 Class A2, 4.69% 11/20/33 (f)	1,286,282	1,285,191
Series 2003-7 Class A2, 4.925% 1/20/34 (f)	1,421,637	1,421,050
Series 2004-2 Class A, 4.31% 3/20/34 (f)	633,634	634,082
Series 2004-3 Class A, 4.61% 5/20/34 (f)	1,476,798	1,476,247
Series 2004-4 Class A, 4.62% 5/20/34 (f)	1,197,193	1,195,716
Series 2004-5 Class A3, 4.86% 6/20/34 (f)	1,246,884	1,246,884
Series 2004-6 Class A3A, 5.0175% 6/20/35 (f)	1,026,372	1,026,472
Series 2004-7 Class A3A, 4.365% 8/20/34 (f)	1,173,753	1,174,453
Series 2004-8 Class A2, 4.41% 9/20/34 (f)	1,540,889	1,541,059
Series 2005-1 Class A2, 4.97% 2/20/35 (f)	1,226,743	1,227,598
Series 2003-7 Class X1, 0.6642% 1/20/34 (f)(g)	62,189,916	235,644
Series 2003-8 Class X1, 0.7294% 1/20/34 (f)(g)	35,086,165	196,697
Series 2004-1 Class X1, 0.8% 2/20/34 (g)	8,221,058	30,706
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 4.73% 6/25/35 (f)	1,301,437	1,301,437
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 4.93% 9/25/33 (b)(f)	386,856	387,059
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.73% 8/25/45 (f)	$ 2,529,081	$ 2,524,398
Series 2005-AR13 Class A1C1, 4.72% 10/25/45 (f)	1,909,974	1,908,473
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	226,512	231,199
Series 2004-RA2 Class 2A, 7% 7/25/33	387,845	395,763
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,731,445	1,685,994
Series 2004-M Class A3, 4.683% 8/25/34 (f)	3,581,230	3,557,622
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	5,216,818	5,118,486
Series 2005-AR4 Class 2A2, 4.5305% 4/25/35 (f)	8,710,228	8,529,696
Series 2005-AR9 Class 2A1, 4.3624% 5/25/35 (f)	8,328,084	8,215,918
TOTAL PRIVATE SPONSOR		100,567,736
U.S. Government Agency - 2.8%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,316,355	1,343,125
Series 1994-30 Class JA, 5% 7/25/23	719,380	716,218
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2003-19 Class MJ, 4.25% 5/25/30	1,352,007	1,301,971
sequential pay Series 2001-40 Class Z, 6% 8/25/31	1,583,991	1,610,728
Series 2004-31 Class IA, 4.5% 6/25/10 (g)	950,059	23,159
Freddie Mac sequential pay Series 2114 Class ZM, 6% 1/15/29	723,566	732,170
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2625 Class QX, 2.25% 3/15/22	343,474	333,658
Series 2443 Class TD, 6.5% 10/15/30	71,357	71,250
Series 2489 Class PD, 6% 2/15/31	707,602	710,557
Series 2496 Class OC, 5.5% 9/15/14	786,679	785,813
Series 2535 Class PC, 6% 9/15/32	1,975,000	2,007,972
Series 2640 Class QG, 2% 4/15/22	448,978	434,620
Series 2660 Class ML, 3.5% 7/15/22	12,165,000	11,867,144
Series 2690 Class PD, 5% 2/15/27	2,980,000	2,956,423
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,129,479
Series 2810 Class PD, 6% 6/15/33	1,490,000	1,509,767
sequential pay:
Series 2388 Class ZA, 6% 12/15/31	2,113,173	2,142,836
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2523 Class JB, 5% 6/15/15	$ 1,409,416	$ 1,406,382
Series 2609 Class UJ, 6% 2/15/17	1,791,693	1,823,457
Series 2786 Class GA, 4% 8/15/17	2,045,400	1,972,923
Series 1803 Class A, 6% 12/15/08	335,552	338,184
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	3,434	3,425
Series 2002-5 Class PD, 6.5% 5/16/31	574,794	581,998
TOTAL U.S. GOVERNMENT AGENCY		36,803,259
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $138,579,146)		137,370,995
Commercial Mortgage Securities - 9.7%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0093% 2/3/11 (b)(f)(g)	15,246,970	603,271
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	63,319	64,364
Series 1997-D5 Class PS1, 1.517% 2/14/43 (f)(g)	10,316,261	462,387
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2005-1 Class A2, 4.64% 11/10/42	2,930,000	2,905,881
Series 2002-2 Class XP, 1.7829% 7/11/43 (b)(f)(g)	7,279,323	405,390
Series 2003-2 Class XP, 0.2702% 3/11/41 (b)(f)(g)	27,233,069	304,430
Series 2004-6 Class XP, 0.6389% 12/10/42 (f)(g)	14,145,574	323,611
Series 2005-4 Class XP, 0.2073% 7/10/45 (f)(g)	17,665,000	199,459
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 4.79% 11/15/15 (b)(f)	1,145,000	1,145,796
Class C, 4.94% 11/15/15 (b)(f)	235,000	235,562
Class D, 5.02% 11/15/15 (b)(f)	365,000	366,848
Class F, 5.37% 11/15/15 (b)(f)	260,000	261,055
Class H, 5.87% 11/15/15 (b)(f)	235,000	236,647
Class J, 6.42% 11/15/15 (b)(f)	245,000	247,402
Class K, 6.9694% 11/15/15 (b)(f)	220,000	218,300
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.11% 12/25/33 (b)(f)	$ 2,704,571	$ 2,737,631
Series 2004-1:
Class A, 4.89% 4/25/34 (b)(f)	1,183,001	1,183,557
Class B, 6.43% 4/25/34 (b)(f)	147,875	149,568
Class M1, 5.09% 4/25/34 (b)(f)	73,938	74,261
Class M2, 5.73% 4/25/34 (b)(f)	73,938	74,804
Series 2004-2:
Class A, 4.96% 8/25/34 (b)(f)	1,277,812	1,280,610
Class M1, 5.11% 8/25/34 (b)(f)	412,063	413,673
Series 2004-3:
Class A1, 4.9% 1/25/35 (b)(f)	1,421,130	1,422,679
Class A2, 4.95% 1/25/35 (b)(f)	222,052	222,121
Series 2005-4A:
Class A2, 4.92% 1/25/36 (b)(f)	1,593,289	1,593,268
Class B1, 5.93% 1/25/36 (b)(f)	99,581	99,617
Class M1, 4.98% 1/25/36 (b)(f)	497,903	497,910
Class M2, 5% 1/25/36 (b)(f)	199,161	199,166
Class M3, 5.03% 1/25/36 (b)(f)	199,161	199,168
Class M4, 5.14% 1/25/36 (b)(f)	99,581	99,589
Class M5, 5.18% 1/25/36 (b)(f)	99,581	99,590
Class M6, 5.23% 1/25/36 (b)(f)	99,581	99,592
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(g)	12,826,346	734,964
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-BBA3 Class E, 5.17% 6/15/17 (b)(f)	2,265,000	2,271,790
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	625,000	618,367
Series 2002-TOP8 Class X2, 2.1021% 8/15/38 (b)(f)(g)	7,763,326	578,742
Series 2003-PWR2 Class X2, 0.5776% 5/11/39 (b)(f)(g)	20,445,140	451,367
Series 2003-T12 Class X2, 0.7255% 8/13/39 (b)(f)(g)	20,962,771	449,767
Series 2004-PWR6 Class X2, 0.7315% 11/11/41 (b)(f)(g)	8,167,168	258,733
Series 2005-PWR9 Class X2, 0.4057% 9/11/42 (b)(g)	51,415,000	1,086,553
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.7052% 5/15/35 (b)(f)(g)	43,618,502	2,441,772
Chase Commercial Mortgage Securities Corp. sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	242,923	245,301
Commercial Mortgage Securities - continued
	Principal Amount	Value
Chase Commercial Mortgage Securities Corp. sequential pay: - continued
Series 2000-3 Class A1, 7.093% 10/15/32	$ 496,341	$ 508,635
Citigroup Commercial Mortgage Trust:
sequential pay Series 2005-EMG Class A2, 4.2211% 9/20/51 (b)	985,000	952,925
Series 2004-C2 Class XP, 0.9962% 10/15/41 (b)(f)(g)	9,734,251	400,492
COMM:
floater:
Series 2002-FL6 Class G, 6.37% 6/14/14 (b)(f)	800,000	800,000
Series 2002-FL7:
Class D, 5.04% 11/15/14 (b)(f)	118,857	119,169
Class H, 6.72% 11/15/14 (b)(f)	1,232,000	1,232,927
Series 2004-LBN2 Class X2, 1.0435% 3/10/39 (b)(f)(g)	3,355,192	110,776
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.0929% 9/15/30 (f)	3,420,000	3,507,188
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 1/17/32	675,000	703,435
Commercial Mortgage pass thru certificates:
floater Series 2004-HTL1:
Class B, 4.92% 7/15/16 (b)(f)	41,120	41,133
Class D, 5.02% 7/15/16 (b)(f)	95,553	95,560
Class E, 5.22% 7/15/16 (b)(f)	67,426	67,438
Class F, 5.27% 7/15/16 (b)(f)	72,411	72,450
Class H, 5.77% 7/15/16 (b)(f)	206,928	206,994
Class J, 5.92% 7/15/16 (b)(f)	80,225	80,250
Class K, 6.82% 7/15/16 (b)(f)	90,132	90,323
Series 2005-LP5 Class XP, 0.3954% 5/10/43 (f)(g)	18,895,000	304,550
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A:
Class H, 6.37% 11/15/14 (b)(f)	235,000	235,352
Class K, 7.57% 11/15/14 (b)(f)	350,000	350,470
Series 2004-HC1:
Class A2, 4.97% 12/15/21 (b)(f)	350,000	349,999
Class B, 5.22% 12/15/21 (b)(f)	915,000	914,995
Series 2005-TFLA:
Class C, 4.71% 2/15/20 (b)(f)	1,210,000	1,210,060
Class E, 4.8% 2/15/20 (b)(f)	440,000	440,022
Class F, 4.85% 2/15/20 (b)(f)	375,000	375,019
Class G, 4.99% 2/15/20 (b)(f)	110,000	110,023
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
floater:
Series 2005-TFLA:
Class H, 5.22% 2/15/20 (b)(f)	$ 155,000	$ 155,009
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	34,360	34,341
Series 1999-C1 Class A2, 7.29% 9/15/41	3,000,000	3,179,360
Series 2004-C1 Class A2, 3.516% 1/15/37	3,035,000	2,922,500
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	18,988,707	611,883
Series 2003-C3 Class ASP, 1.8179% 5/15/38 (b)(f)(g)	23,826,557	1,280,079
Series 2003-C4 Class ASP, 0.43% 8/15/36 (b)(f)(g)	16,647,057	259,488
Series 2004-C1 Class ASP, 0.9368% 1/15/37 (b)(f)(g)	16,474,773	522,502
Series 2005-C1 Class ASP, 0.4212% 2/15/38 (b)(f)(g)	20,300,000	346,970
Series 2005-C2 Class ASP, 0.5924% 4/15/37 (b)(f)(g)	16,211,000	444,971
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	975,000	1,019,738
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1:
Class A1A, 7.45% 6/10/33	245,807	245,869
Class A1B, 7.62% 6/10/33	1,770,000	1,923,295
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (b)	368,544	373,651
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (b)	1,000,000	1,005,726
Series 174 Class B1, 7.33% 5/15/06 (b)	500,000	502,850
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,121,249	2,163,035
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.4935% 5/15/33 (b)(f)(g)	11,317,993	396,674
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.25% 9/13/28 (b)(f)	1,490,000	1,561,114
GE Commercial Mortgage Corp. sequential pay Series 2004-C3 Class A2, 4.433% 7/10/39	4,015,000	3,936,487
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 5.17% 2/15/14 (b)(f)	423,451	423,464
sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	1,262,456	1,262,069
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29	$ 815,927	$ 832,446
Series 2005-C1 Class A2, 4.471% 5/10/43 (f)	1,515,000	1,476,430
Series 2006-C1 Class XP, 4.975% 11/10/45	1,710,000	1,708,397
Series 2003-C3 Class X2, 0.7482% 12/10/38 (b)(f)(g)	19,655,179	492,529
Series 2004-C3 Class X2, 0.7485% 12/10/41 (f)(g)	13,285,330	354,930
Series 2006-C1 Class XP, 0.167% 11/10/45 (f)(g)	23,660,000	245,842
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	1,150,000	1,132,463
Series 2003-C1 Class XP, 2.0974% 7/5/35 (b)(f)(g)	12,056,266	748,997
Series 2003-C2 Class XP, 1.0798% 1/5/36 (b)(f)(g)	22,517,784	790,140
Series 2005-GG3 Class XP, 0.8024% 8/10/42 (b)(f)(g)	58,435,000	1,901,598
GS Mortgage Securities Corp. II sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,662,655
Hilton Hotel Pool Trust:
sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	598,218	625,239
Series 2000-HLTA Class D, 7.555% 10/3/15 (b)	1,275,000	1,347,499
Host Marriott Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (b)	446,013	460,387
Class B, 7.3% 8/3/15 (b)	505,000	538,708
Class D, 7.97% 8/3/15 (b)	425,000	451,476
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential pay Series 2001-C1 Class A2, 5.464% 10/12/35	3,200,553	3,211,480
Series 2002-C3 Class X2, 1.2844% 7/12/35 (b)(f)(g)	6,184,400	215,863
Series 2003-CB7 Class X2, 0.8027% 1/12/38 (b)(f)(g)	4,338,099	123,487
Series 2003-LN1 Class X2, 0.6846% 10/15/37 (b)(f)(g)	26,278,568	630,352
Series 2004-C1 Class X2, 1.0684% 1/15/38 (b)(f)(g)	4,253,093	150,836
Series 2004-CB8 Class X2, 1.1613% 1/12/39 (b)(f)(g)	5,202,200	210,029
LB Commercial Conduit Mortgage Trust sequential pay:
Series 1998-C4 Class A1B, 6.21% 10/15/35	2,730,000	2,799,074
Series 1999-C1 Class A2, 6.78% 6/15/31	2,650,000	2,771,593
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,405,537
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C2 Class A1, 6.27% 6/15/20	$ 621,168	$ 636,318
Series 2002-C4 Class XCP, 1.4438% 10/15/35 (b)(f)(g)	12,294,694	526,408
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (b)(g)	12,741,084	336,594
Series 2003-C1 Class XCP, 1.3859% 12/15/36 (b)(f)(g)	7,017,081	259,193
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (b)(g)	11,355,047	438,148
Series 2004-C6 Class XCP, 0.7194% 8/15/36 (b)(f)(g)	15,813,751	414,423
Series 2005-C7 Class XCP, 0.2174% 11/15/40 (f)(g)	82,165,000	959,400
Series 2006-C1 Class XCP, 0.3374% 2/15/41 (f)(g)	63,405,000	1,275,506
LB-UBS Westfield Trust Series 2001-WM Class X, 0.5408% 7/14/16 (b)(f)(g)	12,324,197	338,578
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class A2, 4.86% 12/16/14 (b)(f)	970,000	970,077
Class E, 5.37% 12/16/14 (b)(f)	2,080,000	2,081,159
Class J, 6.52% 12/16/14 (b)(f)	1,420,000	1,411,793
Class K1, 7.02% 12/16/14 (b)(f)	730,000	725,677
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.55% 7/12/34 (b)(f)(g)	5,473,083	229,946
Series 2005-MCP1 Class XP, 0.5965% 6/12/43 (f)(g)	15,698,132	473,602
Series 2005-MKB2 Class XP, 0.3064% 9/12/42 (f)(g)	7,803,441	106,818
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	28,668	28,942
Series 1999-LIFE Class A1, 6.97% 4/15/33	384,745	392,591
Series 2003-IQ5 Class A2, 4.09% 4/15/38	1,085,000	1,063,806
Series 1997-RR Class C, 7.3244% 4/30/39 (b)(f)	851,797	858,727
Series 1999-1NYP Class F, 7.2465% 5/3/30 (b)(f)	1,690,000	1,692,182
Series 2003-IQ5 Class X2, 1.0333% 4/15/38 (b)(f)(g)	9,111,744	313,055
Series 2003-IQ6 Class X2, 0.6277% 12/15/41 (b)(f)(g)	15,750,625	416,988
Series 2005-HQ5 Class X2, 0.3776% 1/14/42 (f)(g)	17,785,000	256,929
Series 2005-IQ9 Class X2, 1.0819% 7/15/56 (b)(f)(g)	15,189,964	688,090
Series 2005-TOP17 Class X2, 0.6435% 12/13/41 (f)(g)	11,372,604	347,100
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 5.2975% 8/5/14 (b)(f)	619,115	621,530
Class F, 6.5475% 8/5/14 (b)(f)	1,166,791	1,166,788
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2003-HQ2 Class X2, 1.4003% 3/12/35 (b)(f)(g)	$ 12,600,323	$ 649,495
Series 2003-TOP9 Class X2, 1.5173% 11/13/36 (b)(f)(g)	8,393,006	422,538
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	1,118,803	1,144,704
Nationslink Funding Corp.:
sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	195,908	197,695
Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,121,678
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 5.27% 2/15/13 (b)(f)	612,315	610,992
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.01% 3/24/18 (b)(f)	1,329,086	1,329,086
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (b)	1,050,000	1,062,564
Class E3, 7.253% 3/15/13 (b)	1,555,000	1,588,501
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A:
Class KHP1, 4.82% 1/15/18 (b)(f)	375,000	374,982
Class KHP2, 5.02% 1/15/18 (b)(f)	375,000	375,593
Class KHP3, 5.32% 1/15/18 (b)(f)	440,000	440,453
Class KHP4, 5.42% 1/15/18 (b)(f)	345,000	345,479
Class KHP5, 5.62% 1/15/18 (b)(f)	400,000	398,265
Series 2005-WL6A:
Class A2, 4.72% 10/15/17 (b)(f)	1,460,000	1,460,152
Class B, 4.77% 10/15/17 (b)(f)	290,000	290,030
Class D, 4.9% 10/15/17 (b)(f)	585,000	584,973
sequential pay Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	2,435,849	2,367,213
Series 2003-C8 Class XP, 0.6628% 11/15/35 (b)(f)(g)	12,225,979	216,449
Series 2003-C9 Class XP, 0.6326% 12/15/35 (b)(f)(g)	8,293,585	168,020
Series 2004-C14 Class PP, 5.14% 8/15/41 (b)(f)	1,588,425	1,539,904
Series 2005-C18 Class XP, 0.533% 4/15/42 (f)(g)	23,498,115	415,014
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $129,903,664)		127,837,958
Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount	Value
Chilean Republic 5.625% 7/23/07	$ 740,000	$ 746,956
United Mexican States 4.625% 10/8/08	3,190,000	3,169,265
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,904,708)		3,916,221
Fixed-Income Funds - 5.8%
	Shares
Fidelity Ultra-Short Central Fund (a) (Cost $77,024,519)	776,767	77,257,246
Preferred Securities - 0.3%
	Principal Amount
FINANCIALS - 0.3%
Commercial Banks - 0.3%
Abbey National PLC 7.35% (f)	$ 2,150,000	2,236,085
National Westminster Bank PLC 7.75% (f)	1,430,000	1,520,643
		3,756,728
TOTAL PREFERRED SECURITIES (Cost $3,692,076)		3,756,728
Cash Equivalents - 1.7%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.46%, dated 1/31/06 due 2/1/06)	$ 19,377,401	$ 19,375,000
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.35%, dated 1/31/06 due 2/1/06)	2,966,358	2,966,000
TOTAL CASH EQUIVALENTS (Cost $22,341,000)		22,341,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,339,900,789)		1,327,151,056
NET OTHER ASSETS - (0.4)%		(5,465,109)
NET ASSETS - 100%		$ 1,321,685,947
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
153 Eurodollar 90 Day Index Contracts	March 2006	$ 151,154,438	$ (323,318)
153 Eurodollar 90 Day Index Contracts	June 2006	151,116,188	(239,816)
153 Eurodollar 90 Day Index Contracts	Sept. 2006	151,116,187	(230,988)
153 Eurodollar 90 Day Index Contracts	Dec. 2006	151,129,575	(143,302)
153 Eurodollar 90 Day Index Contracts	March 2007	151,148,700	(58,312)
153 Eurodollar 90 Day Index Contracts	June 2007	151,158,262	(65,500)
TOTAL EURODOLLAR CONTRACTS			(1,061,236)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
44 Eurodollar 90 Day Index Contracts	Sept. 2007	$ 43,471,450	$ 54,824
84 Eurodollar 90 Day Index Contracts	Dec. 2007	82,988,850	82,339
83 Eurodollar 90 Day Index Contracts	March 2008	81,999,850	64,793
63 Eurodollar 90 Day Index Contracts	June 2008	62,237,700	39,973
46 Eurodollar 90 Day Index Contracts	Sept. 2008	45,440,525	21,391
35 Eurodollar 90 Day Index Contracts	Dec. 2008	34,570,813	12,098
24 Eurodollar 90 Day Index Contracts	March 2009	23,704,500	6,079
TOTAL EURODOLLAR CONTRACTS			281,497
			$ (779,739)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 400,000	$ 4,926
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	405,000	5,140
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34	Sept. 2034	362,000	5,177
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7
Class B3, 7.6913% 7/25/34

	August 2034	$ 362,000	$ 4,848
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	362,000	5,228
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	362,000	762
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	362,000	916
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	362,000	925
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	330,000	3,421
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	618,000	4,482
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 362,000	$ 4,395
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	362,000	996
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	619,000	3,196
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	618,000	3,220
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	362,000	2,404
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co. 6% 10/15/10	June 2007	1,000,000	2,130
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	July 2007	2,900,000	6,264
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	3,000,000	1,740
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 2,045,000	$ 1,697
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs, upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,495,000	987
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,000,000	8,960
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	2,675,000	7,356
Receive quarterly notional amount multiplied by .53% and pay Golman Sachs upon default event of News America, Inc., par value of the notional amount of News America, Inc. 7.25% 5/18/18	Sept. 2010	4,550,000	16,835
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	4,500,000	48,465
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	2,600,000	26,260
Receive quarterly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	900,000	6,280
TOTAL CREDIT DEFAULT SWAPS		32,913,000	177,010
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	July 2006	$ 10,000,000	$ 5,621
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2006	3,420,000	1,324
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Citibank	April 2006	14,170,000	(53,200)
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Bank of America	March 2006	7,000,000	(29,199)
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	March 2006	6,645,000	(25,242)
Receive monthly a return equal to Lehman Brothers U.S. ABS Floating Rate AA Home Equity Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	May 2006	6,400,000	10,776
TOTAL TOTAL RETURN SWAPS		47,635,000	(89,920)
		$ 80,548,000	$ 87,090
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $135,896,189 or 10.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,967,890.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,230,660 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspetuck Trust 4.72% 10/16/06	12/14/05	$ 3,235,000
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,986,657
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Ultra-Short Central Fund	$ 882,273

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 77,249,478	$ -	$ -	$ 77,257,246	1.1%
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,338,753,376. Net unrealized depreciation aggregated $11,602,320, of which $3,132,523 related to appreciated investment securities and $14,734,843 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813029.101

FAV-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.2%
BorgWarner, Inc.	3,200	$ 176,416
Automobiles - 0.3%
Monaco Coach Corp.	2,900	39,266
Nissan Motor Co. Ltd.	16,202	181,057
		220,323
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	5,800	47,444
Hotels, Restaurants & Leisure - 3.4%
Applebee's International, Inc.	3,900	93,483
Brinker International, Inc.	13,220	538,054
Carnival Corp. unit	8,400	434,784
CBRL Group, Inc.	3,808	167,171
Domino's Pizza, Inc.	1,100	27,401
Harrah's Entertainment, Inc.	1,254	92,294
Outback Steakhouse, Inc.	12,850	594,056
Rare Hospitality International, Inc. (a)	1,800	56,790
Royal Caribbean Cruises Ltd.	18,160	742,744
WMS Industries, Inc. (a)	7,500	196,425
		2,943,202
Household Durables - 1.1%
Jarden Corp. (a)	3,100	76,384
Leggett & Platt, Inc.	13,900	342,218
Matsushita Electric Industrial Co. Ltd.	7,000	152,390
Newell Rubbermaid, Inc.	12,690	299,992
Sony Corp. sponsored ADR	2,000	97,800
		968,784
Leisure Equipment & Products - 1.5%
Brunswick Corp.	13,030	489,798
Eastman Kodak Co.	27,700	695,270
K2, Inc. (a)	9,860	117,334
		1,302,402
Media - 2.7%
CBS Corp. Class B	3,012	78,704
Citadel Broadcasting Corp.	1,300	15,990
Clear Channel Communications, Inc.	13,500	395,145
E.W. Scripps Co. Class A	4,840	233,966
Emmis Communications Corp. Class A (a)	4,920	87,527
Gannett Co., Inc.	7,300	451,140
Lamar Advertising Co. Class A (a)	6,000	275,520
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Live Nation, Inc. (a)	3,462	$ 61,451
The New York Times Co. Class A	7,800	220,740
The Reader's Digest Association, Inc. (non-vtg.)	15,010	238,509
Tribune Co.	6,000	174,060
Viacom, Inc. Class B (non-vtg.) (a)	3,012	124,938
		2,357,690
Multiline Retail - 0.9%
Big Lots, Inc. (a)	25,980	347,353
Family Dollar Stores, Inc.	18,900	452,655
		800,008
Specialty Retail - 2.9%
AnnTaylor Stores Corp. (a)	13,300	443,156
AutoNation, Inc. (a)	6,390	142,433
Best Buy Co., Inc.	1,900	96,254
Gap, Inc.	18,800	340,092
Hot Topic, Inc. (a)	8,000	114,880
Linens 'N Things, Inc. (a)	3,400	93,874
Office Depot, Inc. (a)	4,560	151,164
OfficeMax, Inc.	5,300	151,421
Pier 1 Imports, Inc.	26,030	281,645
Sports Authority, Inc. (a)	9,100	334,152
Tiffany & Co., Inc.	10,600	399,620
		2,548,691
Textiles, Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	11,340	393,725
Warnaco Group, Inc. (a)	3,100	76,942
		470,667
TOTAL CONSUMER DISCRETIONARY		11,835,627
CONSUMER STAPLES - 3.9%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	11,575	228,491
Cott Corp. (a)	5,300	61,565
		290,056
Food & Staples Retailing - 1.5%
Kroger Co. (a)	3,500	64,400
Safeway, Inc.	51,420	1,205,285
		1,269,685
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.4%
Corn Products International, Inc.	9,800	$ 267,246
TreeHouse Foods, Inc. (a)	4,978	97,818
		365,064
Household Products - 0.6%
Colgate-Palmolive Co.	8,900	488,521
Personal Products - 0.6%
Avon Products, Inc.	17,600	498,432
NBTY, Inc. (a)	1,200	24,828
		523,260
Tobacco - 0.5%
Altria Group, Inc.	6,600	477,444
TOTAL CONSUMER STAPLES		3,414,030
ENERGY - 8.6%
Energy Equipment & Services - 8.4%
Baker Hughes, Inc.	6,200	480,128
BJ Services Co.	9,840	398,422
Cooper Cameron Corp. (a)	15,000	725,850
ENSCO International, Inc.	5,370	274,514
FMC Technologies, Inc. (a)	8,530	442,025
GlobalSantaFe Corp.	5,200	317,460
Halliburton Co.	14,000	1,113,700
Helmerich & Payne, Inc.	5,930	464,675
Nabors Industries Ltd. (a)	3,120	253,500
National Oilwell Varco, Inc. (a)	13,150	1,000,321
Noble Corp.	4,290	345,088
Pride International, Inc. (a)	4,690	165,604
Smith International, Inc.	12,200	549,000
Transocean, Inc. (a)	5,130	416,300
Weatherford International Ltd. (a)	8,720	390,482
		7,337,069
Oil, Gas & Consumable Fuels - 0.2%
Double Hull Tankers, Inc.	2,300	31,326
Houston Exploration Co. (a)	1,400	86,926
McMoRan Exploration Co. (a)	2,300	46,736
		164,988
TOTAL ENERGY		7,502,057
Common Stocks - continued
	Shares	Value
FINANCIALS - 12.4%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	1,000	$ 40,690
Janus Capital Group, Inc.	14,230	297,265
Lehman Brothers Holdings, Inc.	1,720	241,574
Merrill Lynch & Co., Inc.	7,700	578,039
Nuveen Investments, Inc. Class A	2,100	95,277
State Street Corp.	3,600	217,656
TD Ameritrade Holding Corp.	3,700	74,888
		1,545,389
Commercial Banks - 1.2%
Bank of America Corp.	5,068	224,158
UnionBanCal Corp.	4,250	285,133
Wachovia Corp.	10,350	567,491
		1,076,782
Consumer Finance - 0.1%
Capital One Financial Corp.	1,000	83,300
Diversified Financial Services - 0.2%
JPMorgan Chase & Co.	2,900	115,275
NETeller PLC (a)	2,000	27,876
		143,151
Insurance - 3.1%
AFLAC, Inc.	6,850	321,608
AMBAC Financial Group, Inc.	5,560	427,064
Genworth Financial, Inc. Class A (non-vtg.)	4,300	140,868
Marsh & McLennan Companies, Inc.	2,520	76,583
MBIA, Inc.	7,090	436,460
MetLife, Inc.	5,060	253,810
Montpelier Re Holdings Ltd.	1,900	36,670
Prudential Financial, Inc.	4,100	308,894
Reinsurance Group of America, Inc.	700	33,950
Scottish Re Group Ltd.	5,770	142,057
The St. Paul Travelers Companies, Inc.	8,730	396,167
Willis Group Holdings Ltd.	2,900	100,659
		2,674,790
Real Estate - 4.3%
Alexandria Real Estate Equities, Inc.	2,500	220,625
American Financial Realty Trust (SBI)	10,200	126,786
Apartment Investment & Management Co. Class A	5,400	229,608
CenterPoint Properties Trust (SBI)	1,980	98,287
Developers Diversified Realty Corp.	4,400	216,744
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Digital Realty Trust, Inc.	1,600	$ 41,424
Duke Realty Corp.	4,990	181,037
Education Realty Trust, Inc.	5,000	65,150
Equity Office Properties Trust	4,700	149,554
Equity Residential (SBI)	6,600	279,906
General Growth Properties, Inc.	8,220	424,152
GMH Communities Trust	5,100	82,263
IVG Immobilien AG	3,400	98,135
Kimco Realty Corp.	7,600	266,684
Pennsylvania (REIT) (SBI)	3,700	150,442
Reckson Associates Realty Corp.	5,800	231,594
SL Green Realty Corp.	2,000	168,080
The Mills Corp.	800	33,160
Trizec Properties, Inc.	6,200	144,398
United Dominion Realty Trust, Inc. (SBI)	11,600	294,756
Vornado Realty Trust	3,020	266,787
		3,769,572
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	9,960	333,062
Fannie Mae	10,840	628,070
Freddie Mac	6,770	459,412
Hudson City Bancorp, Inc.	7,400	91,908
		1,512,452
TOTAL FINANCIALS		10,805,436
HEALTH CARE - 13.2%
Biotechnology - 1.3%
Biogen Idec, Inc. (a)	3,500	156,625
Cephalon, Inc. (a)	4,500	319,005
Charles River Laboratories International, Inc. (a)	9,800	452,074
MedImmune, Inc. (a)	3,800	129,656
ONYX Pharmaceuticals, Inc. (a)	2,100	58,989
		1,116,349
Health Care Equipment & Supplies - 3.9%
Baxter International, Inc.	41,250	1,520,048
Becton, Dickinson & Co.	7,670	497,016
CONMED Corp. (a)	3,581	84,655
Dade Behring Holdings, Inc.	2,912	113,947
Fisher Scientific International, Inc. (a)	6,120	409,244
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hospira, Inc. (a)	2,200	$ 98,450
Varian, Inc. (a)	12,100	464,277
Waters Corp. (a)	4,900	205,555
		3,393,192
Health Care Providers & Services - 6.6%
AmerisourceBergen Corp.	17,800	776,792
Community Health Systems, Inc. (a)	17,010	618,994
Emdeon Corp. (a)	18,930	176,806
HCA, Inc.	11,540	566,383
Health Net, Inc. (a)	9,700	478,889
Laboratory Corp. of America Holdings (a)	2,900	170,085
McKesson Corp.	19,200	1,017,600
Omnicare, Inc.	1,800	89,460
Pediatrix Medical Group, Inc. (a)	720	63,130
Quest Diagnostics, Inc.	15,060	744,416
Sunrise Senior Living, Inc. (a)	6,400	232,640
Triad Hospitals, Inc. (a)	6,270	257,446
Universal Health Services, Inc. Class B	12,870	611,454
		5,804,095
Pharmaceuticals - 1.4%
Forest Laboratories, Inc. (a)	1,500	69,420
Schering-Plough Corp.	39,190	750,489
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,200	349,566
Wyeth	620	28,675
		1,198,150
TOTAL HEALTH CARE		11,511,786
INDUSTRIALS - 9.2%
Aerospace & Defense - 0.8%
EADS NV	7,360	288,464
Honeywell International, Inc.	6,340	243,583
Lockheed Martin Corp.	1,130	76,445
Precision Castparts Corp.	2,140	106,893
		715,385
Airlines - 0.5%
ACE Aviation Holdings, Inc. Class A (a)	2,300	71,891
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)	5,010	$ 274,247
Southwest Airlines Co.	2,800	46,088
		392,226
Building Products - 1.0%
American Standard Companies, Inc.	2,300	82,800
Masco Corp.	25,470	755,186
		837,986
Commercial Services & Supplies - 1.6%
Aramark Corp. Class B	17,000	453,050
Manpower, Inc.	4,850	261,076
Navigant Consulting, Inc. (a)	10,000	227,200
Steelcase, Inc. Class A	9,380	158,053
The Brink's Co.	5,700	303,240
		1,402,619
Construction & Engineering - 1.3%
EMCOR Group, Inc. (a)	1,800	147,636
Fluor Corp.	11,170	982,402
		1,130,038
Industrial Conglomerates - 0.9%
Tyco International Ltd.	30,650	798,433
Machinery - 1.8%
Albany International Corp. Class A	4,550	168,350
Briggs & Stratton Corp.	10,300	358,337
Crane Co.	1,770	66,056
Harsco Corp.	3,070	243,205
Kennametal, Inc.	3,540	207,090
SPX Corp.	9,450	450,860
Wabash National Corp.	4,820	102,811
		1,596,709
Road & Rail - 1.2%
Canadian National Railway Co.	3,605	326,015
CSX Corp.	1,580	84,577
Laidlaw International, Inc.	21,525	585,480
Old Dominion Freight Lines, Inc. (a)	2,410	68,781
		1,064,853
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. Trust	2,927	$ 95,713
TOTAL INDUSTRIALS		8,033,962
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 1.5%
Alcatel SA sponsored ADR (a)	18,380	246,292
Andrew Corp. (a)	9,430	122,307
Dycom Industries, Inc. (a)	20,330	501,338
Lucent Technologies, Inc. (a)	10,000	26,400
Motorola, Inc.	7,950	180,545
Nokia Corp. sponsored ADR	15,200	279,376
		1,356,258
Computers & Peripherals - 3.6%
Intermec, Inc. (a)	6,830	238,162
Maxtor Corp. (a)	45,180	415,656
NCR Corp. (a)	12,100	449,515
Seagate Technology	30,200	787,616
Sun Microsystems, Inc. (a)	10,000	45,000
Western Digital Corp. (a)	54,850	1,199,021
		3,134,970
Electronic Equipment & Instruments - 5.9%
Agilent Technologies, Inc. (a)	21,700	735,847
Arrow Electronics, Inc. (a)	11,080	380,709
Avnet, Inc. (a)	24,420	597,069
Celestica, Inc. (sub. vtg.) (a)	47,810	472,664
Flextronics International Ltd. (a)	77,170	807,198
Ingram Micro, Inc. Class A (a)	11,900	230,265
Mettler-Toledo International, Inc. (a)	6,960	402,914
Molex, Inc.	15,100	456,775
Solectron Corp. (a)	47,690	182,176
Symbol Technologies, Inc.	51,370	634,420
Tech Data Corp. (a)	3,768	155,355
Tektronix, Inc.	2,570	75,815
		5,131,207
IT Services - 2.5%
Accenture Ltd. Class A	5,100	160,803
Affiliated Computer Services, Inc. Class A (a)	9,150	572,790
BearingPoint, Inc. (a)	6,800	55,896
Ceridian Corp. (a)	41,630	1,027,428
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hewitt Associates, Inc. Class A (a)	12,300	$ 328,410
Iron Mountain, Inc. (a)	1,500	62,520
		2,207,847
Office Electronics - 1.5%
Xerox Corp. (a)	89,770	1,284,609
Semiconductors & Semiconductor Equipment - 3.2%
AMIS Holdings, Inc. (a)	9,420	97,497
Amkor Technology, Inc. (a)	11,400	64,182
Applied Materials, Inc.	19,600	373,380
ASM International NV (Nasdaq) (a)	7,500	135,000
ASML Holding NV (NY Shares) (a)	25,900	585,081
DSP Group, Inc. (a)	2,469	72,465
Exar Corp. (a)	3,131	42,175
Fairchild Semiconductor International, Inc. (a)	16,290	324,986
Freescale Semiconductor, Inc.:
Class A (a)	5,500	138,380
Class B (a)	7,800	196,950
Microsemi Corp. (a)	5,700	173,508
MKS Instruments, Inc. (a)	6,300	137,025
National Semiconductor Corp.	16,600	468,286
		2,808,915
Software - 2.1%
Cadence Design Systems, Inc. (a)	16,300	287,858
Hyperion Solutions Corp. (a)	4,427	152,333
JDA Software Group, Inc. (a)	2,800	42,924
Quest Software, Inc. (a)	8,400	133,056
Siebel Systems, Inc.	20,700	219,627
Sybase, Inc. (a)	4,500	97,155
Symantec Corp. (a)	7,799	143,346
Take-Two Interactive Software, Inc. (a)(d)	11,700	185,562
THQ, Inc. (a)	21,500	564,375
		1,826,236
TOTAL INFORMATION TECHNOLOGY		17,750,042
MATERIALS - 5.5%
Chemicals - 2.7%
Albemarle Corp.	3,200	140,064
Ashland, Inc.	6,380	420,570
Celanese Corp. Class A	6,200	126,914
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Chemtura Corp.	30,604	$ 384,692
Cytec Industries, Inc.	8,700	431,520
Ferro Corp.	7,350	144,575
Georgia Gulf Corp.	1,800	61,560
Koppers Holdings, Inc.	1,200	16,800
OM Group, Inc. (a)	1,800	38,718
OMNOVA Solutions, Inc. (a)	10,392	70,042
PolyOne Corp. (a)	15,280	109,405
Spartech Corp.	10,500	252,315
Valspar Corp.	5,000	136,100
		2,333,275
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	22,580	496,534
Packaging Corp. of America	13,710	318,072
		814,606
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd.	7,310	179,196
Alcan, Inc.	11,150	543,329
Alcoa, Inc.	13,570	427,455
Newmont Mining Corp.	3,680	227,424
Nucor Corp.	600	50,538
Oregon Steel Mills, Inc. (a)	2,300	94,691
		1,522,633
Paper & Forest Products - 0.2%
MeadWestvaco Corp.	5,050	134,785
TOTAL MATERIALS		4,805,299
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.5%
Alaska Communication Systems Group, Inc.	10,800	106,812
AT&T, Inc.	9,570	248,342
BellSouth Corp.	9,010	259,218
CenturyTel, Inc.	160	5,328
Citizens Communications Co.	17,630	216,320
Cogent Communications Group, Inc. (a)	11,000	72,050
Iowa Telecommunication Services, Inc.	12,695	214,292
Verizon Communications, Inc.	7,440	235,550
		1,357,912
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.2%
ALLTEL Corp.	7,500	$ 450,225
American Tower Corp. Class A (a)	193	5,971
Dobson Communications Corp. Class A (a)	23,400	173,628
Sprint Nextel Corp.	17,200	393,708
		1,023,532
TOTAL TELECOMMUNICATION SERVICES		2,381,444
UTILITIES - 3.8%
Electric Utilities - 1.8%
Edison International	12,160	532,851
Entergy Corp.	4,870	338,514
Exelon Corp.	5,500	315,810
PPL Corp.	11,520	347,098
		1,534,273
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	14,330	244,183
Constellation Energy Group, Inc.	3,800	221,426
NRG Energy, Inc. (a)	7,200	347,544
TXU Corp.	6,680	338,275
		1,151,428
Multi-Utilities - 0.7%
CMS Energy Corp. (a)	2,300	33,281
PG&E Corp.	9,500	354,445
Public Service Enterprise Group, Inc.	3,800	264,556
		652,282
TOTAL UTILITIES		3,337,983
TOTAL COMMON STOCKS (Cost $70,940,538)		81,377,666
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp. Series A, 4.50%	4,800	109,824
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	1,050	$ 24,150
TOTAL CONSUMER DISCRETIONARY		133,974
FINANCIALS - 0.1%
Insurance - 0.1%
Hartford Financial Services Group, Inc. 6.00%	460	33,263
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7.00%	1,980	102,425
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	3,370	119,972
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Dominion Resources, Inc. 8.75%	1,990	103,693
TOTAL CONVERTIBLE PREFERRED STOCKS		493,327
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 7.00%	800	43,760
TOTAL PREFERRED STOCKS (Cost $553,535)		537,087
Nonconvertible Bonds - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	$ 10,000	10,050
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	30,000	26,925
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	$ 20,000	$ 20,200
TOTAL NONCONVERTIBLE BONDS (Cost $56,828)		57,175
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 4.46% (b)	4,913,839	4,913,839
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	195,975	195,975
TOTAL MONEY MARKET FUNDS (Cost $5,109,814)		5,109,814
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $76,660,715)		87,081,742
NET OTHER ASSETS - 0.3%		230,397
NET ASSETS - 100%		$ 87,312,139
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 49,172
Fidelity Securities Lending Cash Central Fund	142
Total	$ 49,314

Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $76,732,754. Net unrealized appreciation aggregated $10,348,988, of which $12,359,810 related to appreciated investment securities and $2,010,822 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 27, 2006